UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10487

HOTCHKIS AND WILEY FUNDS
(Exact name of registrant as specified in charter)

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Address of principal executive offices) (Zip code)

Anna Marie Lopez

Hotchkis & Wiley Capital Management, LLC

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Name and address of agent for service)

Copies to:

Joseph M. Mannon, Esq.

Vedder Price P.C.

222 North LaSalle Street, 26th Floor

Chicago, Illinois 60601

(Counsel for the registrant)

(213) 430-1000

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class A | HWCAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$57	1.07%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$80,468,993
Number of Holdings	77
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.9%
Information Technology	16.2%
Health Care	13.7%
Industrials	12.3%
Energy	10.3%
Consumer Discretionary	6.8%
Communication Services	6.7%
Consumer Staples	5.3%
Utilities	3.3%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc.	4.9%
F5, Inc.	4.3%
Mount Vernon Liquid Assets Portfolio, LLC	3.4%
Citigroup, Inc.	3.2%
American International Group, Inc.	3.1%
APA Corp.	3.0%
Telefonaktiebolaget LM Ericsson	3.0%
General Motors Co.	2.9%
Comcast Corp.	2.8%
Salesforce, Inc.	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-SAR-44134R750

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class I | HWCIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$44	0.82%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$80,468,993
Number of Holdings	77
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.9%
Information Technology	16.2%
Health Care	13.7%
Industrials	12.3%
Energy	10.3%
Consumer Discretionary	6.8%
Communication Services	6.7%
Consumer Staples	5.3%
Utilities	3.3%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc.	4.9%
F5, Inc.	4.3%
Mount Vernon Liquid Assets Portfolio, LLC	3.4%
Citigroup, Inc.	3.2%
American International Group, Inc.	3.1%
APA Corp.	3.0%
Telefonaktiebolaget LM Ericsson	3.0%
General Motors Co.	2.9%
Comcast Corp.	2.8%
Salesforce, Inc.	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-SAR-44134R768

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class A | HWLAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.20%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$356,784,837
Number of Holdings	64
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	22.0%
Information Technology	15.7%
Health Care	14.9%
Energy	11.1%
Industrials	9.4%
Communication Services	6.9%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Utilities	3.4%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.5%
F5, Inc.	4.2%
Citigroup, Inc.	3.4%
General Motors Co.	3.3%
American International Group, Inc.	3.2%
APA Corp.	3.1%
Comcast Corp. - Class A	3.0%
Telefonaktiebolaget LM Ericsson	2.8%
GE HealthCare Technologies, Inc.	2.7%
Elevance Health, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-SAR-44134R107

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class I | HWLIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	0.98%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$356,784,837
Number of Holdings	64
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	22.0%
Information Technology	15.7%
Health Care	14.9%
Energy	11.1%
Industrials	9.4%
Communication Services	6.9%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Utilities	3.4%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.5%
F5, Inc.	4.2%
Citigroup, Inc.	3.4%
General Motors Co.	3.3%
American International Group, Inc.	3.2%
APA Corp.	3.1%
Comcast Corp. - Class A	3.0%
Telefonaktiebolaget LM Ericsson	2.8%
GE HealthCare Technologies, Inc.	2.7%
Elevance Health, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-SAR-44134R503

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Z | HWLZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$47	0.88%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$356,784,837
Number of Holdings	64
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	22.0%
Information Technology	15.7%
Health Care	14.9%
Energy	11.1%
Industrials	9.4%
Communication Services	6.9%
Consumer Discretionary	6.2%
Consumer Staples	4.9%
Utilities	3.4%
Cash & Other	5.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.5%
F5, Inc.	4.2%
Citigroup, Inc.	3.4%
General Motors Co.	3.3%
American International Group, Inc.	3.2%
APA Corp.	3.1%
Comcast Corp. - Class A	3.0%
Telefonaktiebolaget LM Ericsson	2.8%
GE HealthCare Technologies, Inc.	2.7%
Elevance Health, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-SAR-44134R511

Hotchkis & Wiley Mid-Cap Value Fund
Class A | HWMAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.20%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$378,508,053
Number of Holdings	69
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.5%
Consumer Discretionary	13.5%
Industrials	12.1%
Energy	11.4%
Health Care	9.7%
Information Technology	9.0%
Consumer Staples	4.6%
Materials	3.7%
Communication Services	3.7%
Cash & Other	12.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.6%
APA Corp.	4.0%
Popular, Inc.	3.6%
Citizens Financial Group, Inc.	3.6%
American International Group, Inc.	3.5%
F5, Inc.	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
Fluor Corp.	2.7%
Magna International, Inc.	2.6%
Adient PLC	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-SAR-44134R206

Hotchkis & Wiley Mid-Cap Value Fund
Class I | HWMIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	1.00%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$378,508,053
Number of Holdings	69
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.5%
Consumer Discretionary	13.5%
Industrials	12.1%
Energy	11.4%
Health Care	9.7%
Information Technology	9.0%
Consumer Staples	4.6%
Materials	3.7%
Communication Services	3.7%
Cash & Other	12.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.6%
APA Corp.	4.0%
Popular, Inc.	3.6%
Citizens Financial Group, Inc.	3.6%
American International Group, Inc.	3.5%
F5, Inc.	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
Fluor Corp.	2.7%
Magna International, Inc.	2.6%
Adient PLC	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-SAR-44134R800

Hotchkis & Wiley Mid-Cap Value Fund
Class Z | HWMZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$46	0.87%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$378,508,053
Number of Holdings	69
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	19.5%
Consumer Discretionary	13.5%
Industrials	12.1%
Energy	11.4%
Health Care	9.7%
Information Technology	9.0%
Consumer Staples	4.6%
Materials	3.7%
Communication Services	3.7%
Cash & Other	12.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.6%
APA Corp.	4.0%
Popular, Inc.	3.6%
Citizens Financial Group, Inc.	3.6%
American International Group, Inc.	3.5%
F5, Inc.	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
Fluor Corp.	2.7%
Magna International, Inc.	2.6%
Adient PLC	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-SAR-44134R495

Hotchkis & Wiley Small Cap Value Fund
Class A | HWSAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$63	1.22%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R305

Hotchkis & Wiley Small Cap Value Fund
Class C | HWSCX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$102	1.98%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R842

Hotchkis & Wiley Small Cap Value Fund
Class I | HWSIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R867

Hotchkis & Wiley Small Cap Value Fund
Class Z | HWSZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$46	0.89%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$654,083,100
Number of Holdings	59
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	20.1%
Information Technology	15.8%
Industrials	12.5%
Energy	11.9%
Consumer Discretionary	9.2%
Materials	7.4%
Health Care	5.6%
Communication Services	4.6%
Utilities	3.6%
Cash & Other	9.3%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	6.3%
F5, Inc.	6.3%
Workiva, Inc.	4.2%
Stagwell, Inc.	3.9%
NOV, Inc.	3.8%
Avnet, Inc.	3.8%
Olin Corp.	3.7%
Ecovyst, Inc.	3.6%
U-Haul Holding Co.	3.4%
SLM Corp.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-SAR-44134R487

Hotchkis & Wiley Small Cap Diversified Value Fund
Class A | HWVAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$56	1.06%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$817,954,709
Number of Holdings	356
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	34.1%
Industrials	15.2%
Consumer Discretionary	12.7%
Energy	11.6%
Information Technology	6.0%
Materials	4.8%
Health Care	4.6%
Utilities	4.5%
Real Estate	3.3%
Cash & Other	3.2%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	1.1%
Crescent Energy Co. - Class A	0.8%
Kaiser Aluminum Corp.	0.6%
Mount Vernon Liquid Assets Portfolio, LLC	0.6%
Photronics, Inc.	0.6%
Baytex Energy Corp.	0.6%
Thermon Group Holdings, Inc.	0.5%
Flowserve Corp.	0.5%
Travel + Leisure Co.	0.5%
Banc of California, Inc.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R644

Hotchkis & Wiley Small Cap Diversified Value Fund
Class I | HWVIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.81%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$817,954,709
Number of Holdings	356
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	34.1%
Industrials	15.2%
Consumer Discretionary	12.7%
Energy	11.6%
Information Technology	6.0%
Materials	4.8%
Health Care	4.6%
Utilities	4.5%
Real Estate	3.3%
Cash & Other	3.2%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	1.1%
Crescent Energy Co. - Class A	0.8%
Kaiser Aluminum Corp.	0.6%
Mount Vernon Liquid Assets Portfolio, LLC	0.6%
Photronics, Inc.	0.6%
Baytex Energy Corp.	0.6%
Thermon Group Holdings, Inc.	0.5%
Flowserve Corp.	0.5%
Travel + Leisure Co.	0.5%
Banc of California, Inc.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R651

Hotchkis & Wiley Small Cap Diversified Value Fund
Class Z | HWVZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$40	0.76%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$817,954,709
Number of Holdings	356
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	34.1%
Industrials	15.2%
Consumer Discretionary	12.7%
Energy	11.6%
Information Technology	6.0%
Materials	4.8%
Health Care	4.6%
Utilities	4.5%
Real Estate	3.3%
Cash & Other	3.2%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	1.1%
Crescent Energy Co. - Class A	0.8%
Kaiser Aluminum Corp.	0.6%
Mount Vernon Liquid Assets Portfolio, LLC	0.6%
Photronics, Inc.	0.6%
Baytex Energy Corp.	0.6%
Thermon Group Holdings, Inc.	0.5%
Flowserve Corp.	0.5%
Travel + Leisure Co.	0.5%
Banc of California, Inc.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R479

Hotchkis & Wiley Global Value Fund
Class A | HWGAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.22%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$40,030,548
Number of Holdings	62
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
United States	57.9%
United Kingdom	8.3%
Netherlands	6.7%
Germany	5.4%
France	5.1%
Sweden	3.3%
Japan	2.4%
Switzerland	2.1%
Canada	1.8%
Cash & Other	7.0%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.7%
F5, Inc.	4.5%
Elevance Health, Inc.	3.7%
Telefonaktiebolaget LM Ericsson	3.3%
American International Group, Inc.	3.0%
Comcast Corp. - Class A	2.8%
GE HealthCare Technologies, Inc.	2.7%
UnitedHealth Group, Inc.	2.4%
US Bancorp	2.3%
BNP Paribas SA	2.2%
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.95%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-SAR-44134R677

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR-SAR-44134R677

Hotchkis & Wiley Global Value Fund
Class I | HWGIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.97%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$40,030,548
Number of Holdings	62
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
United States	57.9%
United Kingdom	8.3%
Netherlands	6.7%
Germany	5.4%
France	5.1%
Sweden	3.3%
Japan	2.4%
Switzerland	2.1%
Canada	1.8%
Cash & Other	7.0%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.7%
F5, Inc.	4.5%
Elevance Health, Inc.	3.7%
Telefonaktiebolaget LM Ericsson	3.3%
American International Group, Inc.	3.0%
Comcast Corp. - Class A	2.8%
GE HealthCare Technologies, Inc.	2.7%
UnitedHealth Group, Inc.	2.4%
US Bancorp	2.3%
BNP Paribas SA	2.2%
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.70%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-SAR-44134R685

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR-SAR-44134R685

Hotchkis & Wiley International Value Fund
Class I | HWNIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$51	0.95%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,213,297
Number of Holdings	58
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
United Kingdom	22.2%
Netherlands	15.6%
France	13.2%
Germany	10.9%
Japan	9.6%
Canada	4.9%
Sweden	4.4%
Italy	3.6%
Australia	3.5%
Cash & Other	12.1%

Top Holdings	(% of net assets)
Telefonaktiebolaget LM Ericsson - Class B	4.4%
Akzo Nobel NV	4.1%
Henkel AG & Co. KGaA	3.8%
Fuso Chemical Co. Ltd.	3.4%
Shell PLC	3.2%
Heineken Holding NV	3.2%
Qantas Airways Ltd.	2.9%
TotalEnergies SE	2.7%
BNP Paribas SA	2.7%
Airbus SE	2.6%
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.70%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley International Value Fund	PAGE 1	TSR-SAR-44134R636

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley International Value Fund	PAGE 2	TSR-SAR-44134R636

Hotchkis & Wiley International Small Cap Diversified Value Fund
Class I | HWTIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$54	1.02%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,113,640
Number of Holdings	329
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Geographic Breakdown	(% of net assets)
Japan	32.4%
United Kingdom	14.6%
Canada	8.8%
Australia	7.3%
Germany	5.9%
Italy	4.7%
Switzerland	4.1%
France	3.7%
Norway	3.1%
Cash & Other	15.4%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	2.1%
Elekta AB - Class B	0.6%
OSB Group PLC	0.6%
Forbo Holding AG	0.6%
Morrow Bank ASA	0.6%
TOMONY Holdings, Inc.	0.6%
Hiscox Ltd.	0.6%
Plus500 Ltd.	0.6%
International Personal Finance PLC	0.6%
Havas NV	0.6%
Change to the Fund’s Annual Advisory Fee Rate and Expense Cap.
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.70% and the Fund’s annual cap on expenses was reduced to 0.89%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R453

IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 2	TSR-SAR-44134R453

Hotchkis & Wiley Value Opportunities Fund
Class A | HWAAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.19%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R792

Hotchkis & Wiley Value Opportunities Fund
Class C | HWACX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.93%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R826

Hotchkis & Wiley Value Opportunities Fund
Class I | HWAIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.95%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R834

Hotchkis & Wiley Value Opportunities Fund
Class Z | HWAZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$45	0.86%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$797,758,096
Number of Holdings	67
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Information Technology	30.1%
Energy	11.5%
Financials	8.7%
Materials	8.7%
Communication Services	8.5%
Industrials	8.3%
Health Care	6.6%
Consumer Discretionary	4.4%
Consumer Staples	3.0%
Cash & Other	10.2%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	9.0%
F5, Inc.	6.7%
Telefonaktiebolaget LM Ericsson	6.5%
Salesforce, Inc.	4.6%
First American Government Obligations Fund - Class X	3.7%
U-Haul Holding Co.	3.3%
SLB Ltd.	3.0%
Havas NV	2.9%
Fuso Chemical Co. Ltd.	2.9%
GE HealthCare Technologies, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-SAR-44134R461

Hotchkis & Wiley High Yield Fund
Class A | HWHAX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$47	0.92%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$779,119,321
Number of Holdings	212
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type Breakdown	(% of net assets)
Corporate Bonds	87.7%
Bank Loans	5.5%
Common Stocks	2.5%
Money Market Funds	1.1%
Convertible Preferred Stocks	0.7%
Real Estate Investment Trusts - Preferred	0.4%
Convertible Bonds	0.1%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.3%
Authentic Brands Group	1.2%
WR Grace Holdings LLC	1.2%
TransDigm, Inc.	1.0%
JPMorgan US Government Money Market Fund	1.0%
Lloyds Banking Group PLC	1.0%
SCIL USA Holdings LLC	0.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	0.9%
Fortis 333, Inc.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-SAR-44134R727

Hotchkis & Wiley High Yield Fund
Class I | HWHIX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$36	0.70%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$779,119,321
Number of Holdings	212
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type Breakdown	(% of net assets)
Corporate Bonds	87.7%
Bank Loans	5.5%
Common Stocks	2.5%
Money Market Funds	1.1%
Convertible Preferred Stocks	0.7%
Real Estate Investment Trusts - Preferred	0.4%
Convertible Bonds	0.1%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.3%
Authentic Brands Group	1.2%
WR Grace Holdings LLC	1.2%
TransDigm, Inc.	1.0%
JPMorgan US Government Money Market Fund	1.0%
Lloyds Banking Group PLC	1.0%
SCIL USA Holdings LLC	0.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	0.9%
Fortis 333, Inc.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-SAR-44134R735

Hotchkis & Wiley High Yield Fund
Class Z | HWHZX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$779,119,321
Number of Holdings	212
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type Breakdown	(% of net assets)
Corporate Bonds	87.7%
Bank Loans	5.5%
Common Stocks	2.5%
Money Market Funds	1.1%
Convertible Preferred Stocks	0.7%
Real Estate Investment Trusts - Preferred	0.4%
Convertible Bonds	0.1%
Cash & Other	2.0%

Top Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.3%
Authentic Brands Group	1.2%
WR Grace Holdings LLC	1.2%
TransDigm, Inc.	1.0%
JPMorgan US Government Money Market Fund	1.0%
Lloyds Banking Group PLC	1.0%
SCIL USA Holdings LLC	0.9%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	0.9%
Fortis 333, Inc.	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-SAR-44134R529

Hotchkis & Wiley SMID Cap Diversified Value Fund
HWSM
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Hotchkis & Wiley SMID Cap Diversified Value Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hotchkis & Wiley SMID Cap Diversified Value Fund	$29	0.55%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,441,350
Number of Holdings	165
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Financials	30.1%
Industrials	17.4%
Consumer Discretionary	11.0%
Health Care	9.3%
Utilities	8.1%
Information Technology	8.0%
Energy	4.7%
Real Estate	3.1%
Materials	2.4%
Cash & Other	5.9%

Top Holdings	(% of net assets)
Jazz Pharmaceuticals PLC	1.2%
Axalta Coating Systems Ltd.	1.2%
KeyCorp	1.2%
Citizens Financial Group, Inc.	1.1%
Ally Financial, Inc.	1.1%
Zions Bancorp NA	1.1%
Synchrony Financial	1.1%
American International Group, Inc.	1.1%
Western Alliance Bancorp	1.1%
APA Corp.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley SMID Cap Diversified Value Fund	PAGE 1	TSR-SAR-44134R438

HW Opportunities MP Fund
HOMPX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the HW Opportunities MP Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
HW Opportunities MP Fund	$0	0.00%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$68,293,149
Number of Holdings	43
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Sector Breakdown	(% of net assets)
Materials	21.1%
Information Technology	16.6%
Communication Services	16.6%
Industrials	16.2%
Financials	5.6%
Energy	5.4%
Consumer Staples	5.0%
Consumer Discretionary	4.4%
Health Care	3.3%
Cash & Other	5.8%

Top Holdings	(% of net assets)
Fuso Chemical Co. Ltd.	8.5%
Havas NV	8.5%
Olin Corp.	7.3%
Stagwell, Inc.	6.9%
Qantas Airways Ltd.	6.3%
U-Haul Holding Co.	6.3%
Salesforce, Inc.	5.6%
Henkel AG & Co. KGaA	3.6%
Ecovyst, Inc.	3.2%
Vanguard Long-Term Treasury ETF	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/HOMPX.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
HW Opportunities MP Fund	PAGE 1	TSR-SAR-44134R446

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hotchkis & Wiley Funds
Semi-Annual Financial Statements
and Additional Information
DECEMBER 31, 2025
LARGE CAP DISCIPLINED VALUE FUND
LARGE CAP FUNDAMENTAL VALUE FUND
MID-CAP VALUE FUND
SMALL CAP VALUE FUND
SMALL CAP DIVERSIFIED VALUE FUND
GLOBAL VALUE FUND
INTERNATIONAL VALUE FUND
INTERNATIONAL SMALL CAP DIVERSIFIED VALUE FUND
VALUE OPPORTUNITIES FUND
HIGH YIELD FUND

HOTCHKIS & WILEY LARGE CAP DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 2.2%
Boeing Co.(a)	3,760	$816,371
General Dynamics Corp.	1,700	572,322
RTX Corp.	2,300	421,820
		1,810,513
Air Freight & Logistics - 2.4%
FedEx Corp.	6,620	1,912,253
Automobile Components - 3.5%
Aptiv PLC(a)	11,600	882,644
BorgWarner, Inc.	9,170	413,200
Magna International, Inc.	28,570	1,522,781
		2,818,625
Automobiles - 2.9%
General Motors Co.	28,500	2,317,620
Banks - 11.9%
Bank of America Corp.	14,800	814,000
Citigroup, Inc.	21,854	2,550,143
Citizens Financial Group, Inc.	19,400	1,133,154
First Citizens BancShares, Inc. - Class A	385	826,279
Truist Financial Corp.	16,340	804,092
US Bancorp	32,400	1,728,864
Wells Fargo & Co.	18,234	1,699,409
		9,555,941
Beverages - 1.4%
Anheuser-Busch InBev SA - ADR(b)	6,400	409,856
Constellation Brands, Inc. - Class A	5,300	731,188
		1,141,044
Capital Markets - 1.9%
State Street Corp.	11,900	1,535,219
Chemicals - 2.6%
Olin Corp.	25,000	520,750
PPG Industries, Inc.	15,700	1,608,622
		2,129,372
Communications Equipment - 7.2%
F5, Inc.(a)	13,500	3,446,010
Telefonaktiebolaget LM Ericsson - ADR(b)	246,850	2,382,103
		5,828,113
Construction & Engineering - 0.4%
Fluor Corp.(a)	7,200	285,336
Electric Utilities - 1.0%
PPL Corp.	22,000	770,440
Electronic Equipment, Instruments & Components - 0.7%
TE Connectivity PLC	2,400	546,024
Energy Equipment & Services - 3.5%
Baker Hughes Co.	12,400	564,696
NOV, Inc.	69,000	1,078,470
SLB Ltd.	30,500	1,170,590
		2,813,756
Financial Services - 2.3%
Corebridge Financial, Inc.	25,400	766,318
Fidelity National Information Services, Inc.	9,740	647,320
Fiserv, Inc.(a)	5,980	401,677
		1,815,315

	Shares	Value
Food - Wholesale - 0.4%
Conagra Brands, Inc.	18,450	$319,370
Food Products - 3.2%
J M Smucker Co.	6,100	596,641
Kraft Heinz Co.	46,480	1,127,140
Magnum Ice Cream Co. NV(a)	1,940	30,749
Mondelez International, Inc. - Class A	14,900	802,067
		2,556,597
Ground Transportation - 0.8%
Norfolk Southern Corp.	2,200	635,184
Health Care Equipment & Supplies - 5.0%
GE HealthCare Technologies, Inc.	23,312	1,912,050
Medtronic PLC	13,682	1,314,293
Solventum Corp.(a)	4,920	389,861
Zimmer Biomet Holdings, Inc.	4,640	417,229
		4,033,433
Health Care Providers & Services - 7.8%
Centene Corp.(a)	8,010	329,611
Cigna Group	1,300	357,799
CVS Health Corp.	8,120	644,403
Elevance Health, Inc.	5,060	1,773,783
HCA Healthcare, Inc.	1,260	588,244
Humana, Inc.	3,600	922,068
Labcorp Holdings, Inc.	1,500	376,320
UnitedHealth Group, Inc.	3,900	1,287,429
		6,279,657
Insurance - 3.8%
American International Group, Inc.	28,800	2,463,840
Hartford Insurance Group, Inc.	4,500	620,100
		3,083,940
Interactive Media & Services - 1.6%
Alphabet, Inc. - Class A	4,000	1,252,000
IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A	9,500	788,500
Machinery - 7.0%
CNH Industrial NV	97,700	900,794
Cummins, Inc.	2,420	1,235,289
Deere & Co.	1,300	605,241
Fortive Corp.	14,500	800,545
PACCAR, Inc.	11,800	1,292,218
Stanley Black & Decker, Inc.	5,700	423,396
Timken Co.	4,400	370,172
		5,627,655
Media - 5.1%
Comcast Corp. - Class A	76,500	2,286,585
Omnicom Group, Inc.	15,200	1,227,400
WPP PLC - ADR	25,300	568,238
		4,082,223
Multi-Utilities - 2.3%
Dominion Energy, Inc.	31,100	1,822,149

The accompanying notes are an integral part of these financial statements.

1

HOTCHKIS & WILEY LARGE CAP DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 6.8%
APA Corp.	97,500	$2,384,850
ConocoPhillips	6,269	586,841
Murphy Oil Corp.	6,090	190,312
Ovintiv, Inc.	24,500	960,155
Shell PLC - ADR	18,762	1,378,632
		5,500,790
Personal Care Products - 0.7%
Unilever PLC - ADR(b)	8,622	563,893
Pharmaceuticals - 0.9%
GSK PLC - ADR	8,340	408,994
Sanofi SA - ADR	7,000	339,220
		748,214
Software - 7.3%
Salesforce, Inc.	7,500	1,986,825
Workday, Inc. - Class A(a)	18,200	3,908,996
		5,895,821
Specialty Retail - 0.4%
Lithia Motors, Inc.	1,100	365,563
TOTAL COMMON STOCKS (Cost $62,921,953)		78,834,560
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	2,747,099	2,747,099
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,747,099)		2,747,099
	Shares
MONEY MARKET FUNDS - 2.0%
First American Government Obligations Fund - Class X, 3.67%(c)	1,634,001	1,634,001
TOTAL MONEY MARKET FUNDS (Cost $1,634,001)		1,634,001
TOTAL INVESTMENTS - 103.4% (Cost $67,303,053)		$83,215,660
Liabilities in Excess of Other Assets - (3.4)%		(2,746,667)
TOTAL NET ASSETS - 100.0%		$80,468,993

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,657,734.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	13,400	$4,556,938
Air Freight & Logistics - 2.4%
FedEx Corp.	29,200	8,434,712
Automobile Components - 2.9%
Aptiv PLC(a)	41,800	3,180,562
Magna International, Inc.	133,100	7,094,230
		10,274,792
Automobiles - 3.3%
General Motors Co.	143,800	11,693,816
Banks - 12.5%
Bank of America Corp.	70,500	3,877,500
Citigroup, Inc.	105,188	12,274,388
Citizens Financial Group, Inc.	89,400	5,221,854
Truist Financial Corp.	125,000	6,151,250
US Bancorp	160,540	8,566,414
Wells Fargo & Co.	90,800	8,462,560
		44,553,966
Beverages - 0.8%
Constellation Brands, Inc. - Class A	19,900	2,745,404
Capital Markets - 2.2%
State Street Corp.	59,700	7,701,897
Chemicals - 3.2%
Olin Corp.	206,200	4,295,146
PPG Industries, Inc.	70,000	7,172,200
		11,467,346
Communications Equipment - 7.0%
F5, Inc.(a)	59,400	15,162,444
Telefonaktiebolaget LM Ericsson - ADR	1,034,000	9,978,100
		25,140,544
Electric Utilities - 0.9%
PPL Corp.	96,600	3,382,932
Electronic Equipment, Instruments & Components - 0.7%
TE Connectivity PLC	10,700	2,434,357
Energy Equipment & Services - 4.0%
Baker Hughes Co.	54,900	2,500,146
NOV, Inc.	403,300	6,303,579
SLB Ltd.	138,500	5,315,630
		14,119,355
Financial Services - 3.3%
Corebridge Financial, Inc.	126,000	3,801,420
Euronet Worldwide, Inc.(a)	35,600	2,709,516
Fidelity National Information Services, Inc.	52,700	3,502,442
Fiserv, Inc.(a)	26,600	1,786,722
		11,800,100
Food - Wholesale - 0.4%
Conagra Brands, Inc.	81,100	1,403,841

	Shares	Value
Food Products - 3.2%
J M Smucker Co.	27,200	$2,660,432
Kraft Heinz Co.	203,800	4,942,150
Magnum Ice Cream Co. NV(a)	11,520	182,592
Mondelez International, Inc. - Class A	66,200	3,563,546
		11,348,720
Ground Transportation - 1.0%
Norfolk Southern Corp.	12,400	3,580,128
Health Care Equipment & Supplies - 5.3%
GE HealthCare Technologies, Inc.	118,262	9,699,849
Medtronic PLC	69,000	6,628,140
Zimmer Biomet Holdings, Inc.	29,800	2,679,616
		19,007,605
Health Care Providers & Services - 8.6%
Cigna Group	8,800	2,422,024
CVS Health Corp.	48,730	3,867,213
Elevance Health, Inc.	26,600	9,324,630
HCA Healthcare, Inc.	7,400	3,454,764
Humana, Inc.	18,600	4,764,018
UnitedHealth Group, Inc.	21,000	6,932,310
		30,764,959
Insurance - 4.0%
American International Group, Inc.	133,200	11,395,260
Hartford Insurance Group, Inc.	21,000	2,893,800
		14,289,060
Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A	17,290	5,411,770
IT Services - 1.0%
Amdocs Ltd.	46,400	3,735,664
Machinery - 6.0%
CNH Industrial NV	473,300	4,363,826
Cummins, Inc.	12,900	6,584,805
PACCAR, Inc.	53,150	5,820,456
Stanley Black & Decker, Inc.	61,400	4,560,792
		21,329,879
Media - 5.4%
Comcast Corp. - Class A	360,300	10,769,367
Omnicom Group, Inc.	70,700	5,709,025
WPP PLC - ADR(b)	131,500	2,953,490
		19,431,882
Multi-Utilities - 2.5%
Dominion Energy, Inc.	153,500	8,993,565
Oil, Gas & Consumable Fuels - 7.1%
APA Corp.	447,200	10,938,512
ConocoPhillips	32,560	3,047,942
Murphy Oil Corp.	51,770	1,617,812
Ovintiv, Inc.	108,280	4,243,493
Shell PLC - ADR	73,772	5,420,767
		25,268,526
Personal Care Products - 0.9%
Unilever PLC - ADR(b)	51,200	3,348,480

The accompanying notes are an integral part of these financial statements.

3

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 1.0%
GSK PLC - ADR	74,340	$3,645,634
Software - 7.0%
Salesforce, Inc.	34,300	9,086,413
Workday, Inc. - Class A(a)	74,200	15,936,676
		25,023,089
TOTAL COMMON STOCKS (Cost $290,765,480)		354,888,961
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	3,106,220	3,106,220
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,106,220)		3,106,220
	Shares
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.67%(c)	2,474,317	2,474,317
TOTAL MONEY MARKET FUNDS (Cost $2,474,317)		2,474,317
TOTAL INVESTMENTS - 101.0% (Cost $296,346,017)		$360,469,498
Liabilities in Excess of Other Assets - (1.0)%		(3,684,661)
TOTAL NET ASSETS - 100.0%		$356,784,837

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $3,024,668.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.	5,800	$1,972,406
Air Freight & Logistics - 0.6%
FedEx Corp.	8,000	2,310,880
Automobile Components - 8.7%
Adient PLC(a)	511,900	9,813,123
Aptiv PLC(a)	42,500	3,233,825
BorgWarner, Inc.	83,200	3,748,992
Goodyear Tire & Rubber Co.(a)	190,100	1,665,276
Lear Corp.	39,700	4,549,620
Magna International, Inc.	187,100	9,972,430
		32,983,266
Banks - 8.4%
Citizens Financial Group, Inc.	230,600	13,469,346
First Citizens BancShares, Inc. - Class A	2,187	4,693,695
Popular, Inc.	108,200	13,473,064
		31,636,105
Beverages - 1.3%
Constellation Brands, Inc. - Class A	14,900	2,055,604
Molson Coors Beverage Co. - Class B	62,400	2,912,832
		4,968,436
Capital Markets - 2.2%
State Street Corp.	63,400	8,179,234
Chemicals - 3.7%
Huntsman Corp.	182,800	1,828,000
Olin Corp.	446,300	9,296,429
PPG Industries, Inc.	28,500	2,920,110
		14,044,539
Commercial Services & Supplies - 1.7%
Brink’s Co.	55,700	6,501,861
Communications Equipment - 5.7%
F5, Inc.(a)	42,700	10,899,602
Telefonaktiebolaget LM Ericsson - ADR	1,114,000	10,750,100
		21,649,702
Construction & Engineering - 2.7%
Fluor Corp.(a)	256,400	10,161,132
Consumer Finance - 4.1%
Ally Financial, Inc.	174,000	7,880,460
SLM Corp.	283,800	7,679,628
		15,560,088
Electric Utilities - 1.5%
NRG Energy, Inc.	15,500	2,468,220
PPL Corp.	92,700	3,246,354
		5,714,574
Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.	85,500	4,110,840
Energy Equipment & Services - 2.1%
Halliburton Co.	129,100	3,648,366
NOV, Inc.	283,500	4,431,105
		8,079,471

	Shares	Value
Financial Services - 1.3%
Euronet Worldwide, Inc.(a)	16,100	$1,225,371
Fiserv, Inc.(a)	28,100	1,887,477
WEX, Inc.(a)	12,700	1,892,046
		5,004,894
Food - Wholesale - 0.4%
Conagra Brands, Inc.	93,000	1,609,830
Food Products - 1.9%
J M Smucker Co.	35,500	3,472,255
Kraft Heinz Co.	151,200	3,666,600
		7,138,855
Ground Transportation - 1.8%
U-Haul Holding Co.	141,200	6,599,688
Health Care Equipment & Supplies - 2.1%
GE HealthCare Technologies, Inc.	45,000	3,690,900
Solventum Corp.(a)	51,100	4,049,164
		7,740,064
Health Care Providers & Services - 5.9%
Centene Corp.(a)	213,100	8,769,065
Humana, Inc.	26,200	6,710,606
Universal Health Services, Inc. - Class B	31,100	6,780,422
		22,260,093
Hotels, Restaurants & Leisure - 1.7%
Marriott Vacations Worldwide Corp.	113,800	6,565,122
Household Durables - 1.2%
Whirlpool Corp.(b)	62,700	4,523,178
Insurance - 3.5%
American International Group, Inc.	154,900	13,251,695
IT Services - 1.0%
Cognizant Technology Solutions Corp. - Class A	44,800	3,718,400
Life Sciences Tools & Services - 0.5%
ICON PLC(a)	11,200	2,040,864
Machinery - 3.9%
AGCO Corp.	19,700	2,055,104
CNH Industrial NV	519,800	4,792,556
Stanley Black & Decker, Inc.	107,600	7,992,528
		14,840,188
Media - 3.7%
Omnicom Group, Inc.	60,600	4,893,450
WPP PLC - ADR	398,400	8,948,064
		13,841,514
Multi-Utilities - 1.9%
Dominion Energy, Inc.	120,500	7,060,095
Oil, Gas & Consumable Fuels - 9.3%
APA Corp.	625,766	15,306,236
California Resources Corp.	81,500	3,643,865
Crescent Energy Co. - Class A	570,787	4,788,903
Kosmos Energy Ltd.(a)	4,795,120	4,351,092
Murphy Oil Corp.	32,600	1,018,750
Ovintiv, Inc.	155,300	6,086,207
		35,195,053

The accompanying notes are an integral part of these financial statements.

5

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 1.4%
Herbalife Ltd.(a)	422,600	$5,447,314
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC(a)	25,700	4,369,000
Professional Services - 2.1%
ManpowerGroup, Inc.	133,000	3,954,090
Robert Half, Inc.	140,500	3,815,980
		7,770,070
Software - 1.2%
Workday, Inc. - Class A(a)	21,300	4,574,814
Specialty Retail - 1.3%
Lithia Motors, Inc.	12,500	4,154,125
Upbound Group, Inc.	44,200	776,152
		4,930,277
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.(a)	98,800	2,410,720
Trading Companies & Distributors - 0.9%
WESCO International, Inc.	13,900	3,400,496
TOTAL COMMON STOCKS (Cost $338,788,448)		352,164,758
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%
Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust	161,600	1,829,312
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,121,703)		1,829,312
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.6%
First American Government Obligations Fund - Class X, 3.67%(c)	25,095,379	25,095,379
TOTAL MONEY MARKET FUNDS (Cost $25,095,379)		25,095,379
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	452,678	452,678
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $452,678)		452,678
TOTAL INVESTMENTS - 100.3% (Cost $366,458,208)		$379,542,127
Liabilities in Excess of Other Assets - (0.3)%		(1,034,074)
TOTAL NET ASSETS - 100.0%		$378,508,053

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $442,795.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

HOTCHKIS & WILEY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Automobile Components - 3.6%
Adient PLC(a)	483,200	$9,262,944
Lear Corp.	125,100	14,336,460
		23,599,404
Banks - 9.5%
Associated Banc-Corp.	271,500	6,993,840
Bank of NT Butterfield & Son Ltd.	328,700	16,375,834
First Hawaiian, Inc.	797,100	20,166,630
Popular, Inc.	90,900	11,318,868
Synovus Financial Corp.	60,000	3,003,000
WaFd, Inc.	40,098	1,284,339
Zions Bancorp NA	55,200	3,231,408
		62,373,919
Capital Markets - 2.7%
Stifel Financial Corp.	139,800	17,505,756
Chemicals - 7.4%
Ecovyst, Inc.(a)	2,447,100	23,810,283
Olin Corp.	1,172,100	24,414,843
		48,225,126
Commercial Services & Supplies - 1.7%
Brink’s Co.	59,200	6,910,416
MillerKnoll, Inc.	82,000	1,498,960
Quad/Graphics, Inc.	387,200	2,427,744
		10,837,120
Communications Equipment - 6.3%
F5, Inc.(a)	160,850	41,058,571
Construction & Engineering - 2.2%
Fluor Corp.(a)	354,300	14,040,909
Consumer Finance - 3.2%
SLM Corp.	777,600	21,041,856
Electric Utilities - 1.5%
OGE Energy Corp.	233,100	9,953,370
Electronic Equipment, Instruments & Components - 4.1%
Arrow Electronics, Inc.(a)	17,800	1,961,204
Avnet, Inc.	511,000	24,568,880
		26,530,084
Energy Equipment & Services - 4.9%
Expro Group Holdings NV(a)	239,582	3,198,420
NOV, Inc.	1,592,300	24,887,649
Weatherford International PLC	47,700	3,733,002
		31,819,071
Financial Services - 2.5%
Euronet Worldwide, Inc.(a)	37,200	2,831,292
WEX, Inc.(a)	90,700	13,512,486
		16,343,778
Gas Utilities - 0.5%
MDU Resources Group, Inc.	171,100	3,339,872
Ground Transportation - 3.4%
U-Haul Holding Co.	476,100	22,252,914

	Shares	Value
Health Care Equipment & Supplies - 4.3%
LivaNova PLC(a)	289,900	$17,837,547
Solventum Corp.(a)	131,300	10,404,212
		28,241,759
Health Care Providers & Services - 1.3%
Centene Corp.(a)	203,000	8,353,450
Hotels, Restaurants & Leisure - 2.1%
Marriott Vacations Worldwide Corp.	231,500	13,355,235
Insurance - 2.2%
Global Indemnity Group LLC - Class A	316,036	8,975,422
Horace Mann Educators Corp.	116,500	5,379,970
		14,355,392
IT Services - 1.2%
ASGN, Inc.(a)	167,700	8,078,109
Machinery - 4.8%
Greenbrier Cos., Inc.	69,850	3,264,789
Miller Industries, Inc.	145,000	5,418,650
Stanley Black & Decker, Inc.	103,700	7,702,836
Timken Co.	178,700	15,034,031
		31,420,306
Media - 4.6%
National CineMedia, Inc.	1,202,400	4,677,336
Stagwell, Inc.(a)	5,241,017	25,628,573
		30,305,909
Multi-Utilities - 1.6%
Avista Corp.	173,900	6,702,106
Black Hills Corp.	57,000	3,956,940
		10,659,046
Oil, Gas & Consumable Fuels - 7.0%
APA Corp.	525,208	12,846,588
California Resources Corp.	205,696	9,196,649
Crescent Energy Co. - Class A	155,400	1,303,806
Kosmos Energy Ltd.(a)	1,878,200	1,704,279
Murphy Oil Corp.	509,000	15,906,250
NextDecade Corp.(a)	233,500	1,230,545
Ovintiv, Inc.	97,800	3,832,782
		46,020,899
Personal Care Products - 0.0%(b)
Herbalife Ltd.(a)	900	11,601
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.(a)	22,700	7,637,869
RMR Group, Inc. - Class A	119,100	1,774,590
		9,412,459
Software - 4.2%
Workiva, Inc.(a)	314,900	27,160,125
Specialty Retail - 3.5%
Lithia Motors, Inc.	58,200	19,341,606
Sonic Automotive, Inc. - Class A	61,100	3,779,646
		23,121,252

The accompanying notes are an integral part of these financial statements.

7

HOTCHKIS & WILEY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - 1.6%
Rush Enterprises, Inc. - Class A	197,400	$10,647,756
TOTAL COMMON STOCKS (Cost $564,427,291)		610,065,048
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%
Real Estate Management & Development - 0.4%
Seritage Growth Properties - Class A(a)	911,810	2,963,383
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $8,082,239)		2,963,383
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.3%
First American Government Obligations Fund - Class X, 3.67%(c)	41,256,908	41,256,908
TOTAL MONEY MARKET FUNDS (Cost $41,256,908)		41,256,908
TOTAL INVESTMENTS - 100.0% (Cost $613,766,438)		$654,285,339
Liabilities in Excess of Other Assets - (0.0)%(b)		(202,239)
TOTAL NET ASSETS - 100.0%		$654,083,100

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 0.1%
National Presto Industries, Inc.	8,014	$855,575
Automobile Components - 2.0%
Adient PLC(a)	152,905	2,931,189
Gentex Corp.	122,800	2,857,556
Goodyear Tire & Rubber Co.(a)	238,200	2,086,632
Lear Corp.	31,600	3,621,360
Phinia, Inc.	30,100	1,886,969
Visteon Corp.	27,300	2,596,230
		15,979,936
Automobiles - 1.0%
Harley-Davidson, Inc.	116,900	2,395,281
Thor Industries, Inc.	30,100	3,090,367
Winnebago Industries, Inc.	74,700	3,026,844
		8,512,492
Banks - 22.8%
1st Source Corp.	38,866	2,428,736
Amerant Bancorp, Inc.	118,900	2,319,739
Arrow Financial Corp.	30,200	948,280
Associated Banc-Corp.	59,600	1,535,296
Banc of California, Inc.	218,918	4,222,928
Bank of Marin Bancorp	69,000	1,794,690
Bank7 Corp.	17,500	717,150
BankUnited, Inc.	85,880	3,827,672
BayCom Corp.	36,300	1,067,220
Beacon Financial Corp.	128,317	3,383,719
Bridgewater Bancshares, Inc.(a)	74,590	1,307,563
Burke & Herbert Financial Services Corp.	26,200	1,632,522
Camden National Corp.	43,116	1,870,372
Capital Bancorp, Inc.	26,700	752,139
Capitol Federal Financial, Inc.	524,700	3,573,207
Carter Bankshares, Inc.(a)	53,100	1,043,946
Cathay General Bancorp	48,232	2,333,946
Central Pacific Financial Corp.	79,480	2,476,597
Civista Bancshares, Inc.	39,000	866,580
CNB Financial Corp.	31,600	826,972
Colony Bankcorp, Inc.	44,100	785,862
Columbia Banking System, Inc.	122,334	3,419,235
Community Trust Bancorp, Inc.	27,610	1,559,965
ConnectOne Bancorp, Inc.	136,034	3,566,811
Dime Community Bancshares, Inc.	107,600	3,237,684
Eagle Bancorp, Inc.	156,330	3,348,589
Enterprise Financial Services Corp.	41,500	2,241,000
Farmers National Banc Corp.	56,371	750,862
Financial Institutions, Inc.	90,761	2,829,020
First Busey Corp.	133,151	3,167,662
First Financial Corp.	32,763	1,979,540
First Foundation, Inc.(a)	435,397	2,682,046
First Hawaiian, Inc.	128,540	3,252,062
First Internet Bancorp	34,289	715,611
First Interstate BancSystem, Inc. - Class A	84,400	2,920,240
First Merchants Corp.	86,402	3,238,347
First Mid Bancshares, Inc.	43,800	1,708,200
First Western Financial, Inc.(a)	30,900	828,429
Firstsun Capital Bancorp(a)	41,100	1,546,799
Five Star Bancorp	21,600	772,848
Flagstar Bank NA	294,600	3,709,014
Flushing Financial Corp.	120,718	1,831,292

	Shares	Value
FNB Corp.	49,000	$837,900
Great Southern Bancorp, Inc.	27,110	1,668,892
Hanmi Financial Corp.	99,600	2,692,188
Heritage Commerce Corp.	231,600	2,781,516
Heritage Financial Corp.	68,600	1,622,390
Hilltop Holdings, Inc.	106,900	3,628,186
Hingham Institution For Savings(b)	9,000	2,555,640
Home Bancorp, Inc.	30,900	1,786,020
Hope Bancorp, Inc.	303,333	3,324,530
Horizon Bancorp, Inc.	156,700	2,657,632
Huntington Bancshares, Inc.	192,270	3,335,885
Independent Bank Corp.	35,900	2,623,572
Kearny Financial Corp.	254,000	1,882,140
Live Oak Bancshares, Inc.	96,400	3,311,340
Mechanics Bancorp - Class A	52,600	769,538
Mercantile Bank Corp.	50,600	2,433,860
Mid Penn Bancorp, Inc.	28,800	893,376
Midland States Bancorp, Inc.	98,400	2,083,128
NB Bancorp, Inc.	174,600	3,460,572
Northeast Bank	34,100	3,544,013
Northfield Bancorp, Inc.	148,907	1,702,007
OceanFirst Financial Corp.	183,910	3,301,185
Origin Bancorp, Inc.	70,900	2,666,549
Peapack-Gladstone Financial Corp.	58,500	1,629,225
Preferred Bank/Los Angeles CA	34,840	3,289,941
Provident Financial Services, Inc.	162,472	3,208,822
QCR Holdings, Inc.	31,600	2,632,280
RBB Bancorp	53,432	1,102,836
Shore Bancshares, Inc.	92,012	1,626,772
Sierra Bancorp	37,800	1,235,304
Simmons First National Corp. - Class A	168,300	3,172,455
Southern Missouri Bancorp, Inc.	13,300	786,296
Synovus Financial Corp.	13,900	695,695
Tompkins Financial Corp.	28,420	2,061,018
Towne Bank/Portsmouth VA	47,600	1,588,412
TriCo Bancshares	71,800	3,401,166
TrustCo Bank Corp.	74,192	3,066,355
United Community Banks, Inc.	48,800	1,523,536
Univest Financial Corp.	77,470	2,536,368
Valley National Bancorp	246,700	2,881,456
WaFd, Inc.	83,034	2,659,579
Washington Trust Bancorp, Inc.	93,930	2,775,632
		186,455,599
Biotechnology - 0.3%
Halozyme Therapeutics, Inc.(a)	36,100	2,429,530
Building Products - 2.0%
American Woodmark Corp.(a)	38,300	2,064,370
Apogee Enterprises, Inc.	62,700	2,282,907
Armstrong World Industries, Inc.	7,400	1,414,140
AZZ, Inc.	5,800	621,644
Fortune Brands Innovations, Inc.	64,300	3,216,286
Janus International Group, Inc.(a)	338,400	2,213,136
Resideo Technologies, Inc.(a)	51,910	1,823,079
UFP Industries, Inc.	26,200	2,385,510
		16,021,072
Capital Markets - 1.6%
Diamond Hill Investment Group, Inc.	16,500	2,796,750
Federated Hermes, Inc.	61,220	3,187,725

The accompanying notes are an integral part of these financial statements.

9

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - (Continued)
Invesco Ltd.	91,000	$2,390,570
Janus Henderson Group PLC	38,000	1,807,660
Virtus Investment Partners, Inc.	16,500	2,691,975
		12,874,680
Chemicals - 2.8%
AdvanSix, Inc.	40,100	693,730
American Vanguard Corp.(a)	147,300	562,686
Axalta Coating Systems Ltd.(a)	115,800	3,741,498
Cabot Corp.	10,000	662,800
Ecovyst, Inc.(a)	382,900	3,725,617
HB Fuller Co.	53,400	3,175,164
Huntsman Corp.	285,800	2,858,000
Ingevity Corp.(a)	29,000	1,716,220
Innospec, Inc.	32,000	2,449,280
Olin Corp.	152,000	3,166,160
		22,751,155
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	52,900	2,237,670
Brink’s Co.	28,800	3,361,824
Ennis, Inc.	41,500	747,415
Healthcare Services Group, Inc.(a)	189,600	3,625,152
MillerKnoll, Inc.	95,300	1,742,084
UniFirst Corp.	9,100	1,755,390
		13,469,535
Communications Equipment - 0.2%
Aviat Networks, Inc.(a)	72,800	1,556,464
Construction & Engineering - 0.5%
Fluor Corp.(a)	63,000	2,496,690
Tutor Perini Corp.	20,370	1,365,197
		3,861,887
Consumer Finance - 1.2%
Bread Financial Holdings, Inc.	42,100	3,116,663
Navient Corp.	255,460	3,320,980
SLM Corp.	121,600	3,290,496
		9,728,139
Containers & Packaging - 0.9%
Myers Industries, Inc.	176,800	3,309,696
Sonoco Products Co.	40,000	1,745,600
TriMas Corp.	63,000	2,233,350
		7,288,646
Diversified Consumer Services - 0.3%
Laureate Education, Inc.(a)	63,400	2,134,678
Electric Utilities - 0.7%
Otter Tail Corp.	22,850	1,846,509
Portland General Electric Co.	80,600	3,867,994
		5,714,503
Electrical Equipment - 1.4%
Atkore, Inc.	42,000	2,656,500
Nextpower, Inc. - Class A(a)	11,400	993,054
Sensata Technologies Holding PLC	103,800	3,455,502
Thermon Group Holdings, Inc.(a)	116,173	4,316,989
		11,422,045

	Shares	Value
Electronic Equipment, Instruments & Components - 3.4%
Arrow Electronics, Inc.(a)	19,200	$2,115,456
Avnet, Inc.	59,870	2,878,550
Crane NXT Co.	52,600	2,475,882
ePlus, Inc.	32,100	2,815,170
Ingram Micro Holding Corp.(b)	75,300	1,606,902
Kimball Electronics, Inc.(a)	77,720	2,162,170
Methode Electronics, Inc.	378,300	2,511,912
PC Connection, Inc.	13,100	756,656
Plexus Corp.(a)	11,123	1,635,081
Sanmina Corp.(a)	13,605	2,041,702
ScanSource, Inc.(a)	53,700	2,097,522
Vishay Intertechnology, Inc.	163,226	2,365,145
Vontier Corp.	60,300	2,241,954
		27,704,102
Energy Equipment & Services - 4.8%
Cactus, Inc. - Class A	45,300	2,069,304
Core Laboratories, Inc.	139,300	2,232,979
Expro Group Holdings NV(a)	273,903	3,656,605
Helix Energy Solutions Group, Inc.(a)	263,700	1,653,399
Innovex International, Inc.(a)	141,300	3,090,231
Liberty Energy, Inc.	169,750	3,133,585
National Energy Services Reunited Corp.(a)	127,020	1,989,133
Noble Corp. PLC	53,300	1,505,192
NOV, Inc.	255,000	3,985,650
Oil States International, Inc.(a)	459,900	3,113,523
ProFrac Holding Corp. - Class A(a)	426,300	1,658,307
ProPetro Holding Corp.(a)	343,900	3,270,489
RPC, Inc.	395,800	2,153,152
Select Water Solutions, Inc.	138,900	1,461,228
Tidewater, Inc.(a)	15,800	798,058
Valaris Ltd.(a)	32,600	1,643,040
Weatherford International PLC	28,700	2,246,062
		39,659,937
Financial Services - 3.7%
Cass Information Systems, Inc.	21,600	896,832
Enact Holdings, Inc.	95,100	3,769,764
Essent Group Ltd.	50,970	3,313,560
Euronet Worldwide, Inc.(a)	37,400	2,846,514
International Money Express, Inc.(a)	109,000	1,674,240
Merchants Bancorp	100,100	3,409,406
MGIC Investment Corp.	55,430	1,619,665
NMI Holdings, Inc. - Class A(a)	89,070	3,633,165
Radian Group, Inc.	91,500	3,293,085
Voya Financial, Inc.	31,500	2,346,435
WEX, Inc.(a)	21,300	3,173,274
		29,975,940
Food Products - 0.3%
John B Sanfilippo & Son, Inc.	37,100	2,619,260
Gas Utilities - 1.7%
MDU Resources Group, Inc.	124,400	2,428,288
New Jersey Resources Corp.	67,300	3,103,876
Northwest Natural Holding Co.	74,000	3,458,760
ONE Gas, Inc.	20,900	1,614,525
Spire, Inc.	43,973	3,636,567
		14,242,016

The accompanying notes are an integral part of these financial statements.

10

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ground Transportation - 0.6%
Heartland Express, Inc.	289,000	$2,609,670
Marten Transport Ltd.	76,100	866,018
Schneider National, Inc. - Class B	70,500	1,870,365
		5,346,053
Health Care Equipment & Supplies - 1.7%
Envista Holdings Corp.(a)	78,600	1,706,406
Inmode Ltd.(a)	225,400	3,311,126
Lantheus Holdings, Inc.(a)	56,600	3,766,730
LivaNova PLC(a)	59,900	3,685,647
Utah Medical Products, Inc.	25,900	1,449,364
		13,919,273
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc.(a)	147,700	2,095,863
Ardent Health, Inc.(a)	124,000	1,094,920
Astrana Health, Inc.(a)	105,600	2,619,936
Concentra Group Holdings Parent, Inc.	118,131	2,324,818
National Research Corp.	84,800	1,591,696
Select Medical Holdings Corp.	111,100	1,649,835
		11,377,068
Hotels, Restaurants & Leisure - 3.3%
Accel Entertainment, Inc.(a)	232,100	2,648,261
Bloomin’ Brands, Inc.	227,305	1,402,472
Boyd Gaming Corp.	18,800	1,602,512
Brightstar Lottery PLC	200,300	3,100,644
Dave & Buster’s Entertainment, Inc.(a)	63,000	1,021,230
Denny’s Corp.(a)	344,900	2,145,278
El Pollo Loco Holdings, Inc.(a)	153,900	1,609,794
Hilton Grand Vacations, Inc.(a)	73,000	3,266,750
Marriott Vacations Worldwide Corp.	48,200	2,780,658
Monarch Casino & Resort, Inc.	8,500	813,450
Travel + Leisure Co.	61,000	4,302,330
United Parks & Resorts, Inc.(a)	61,700	2,239,710
		26,933,089
Household Durables - 1.2%
Century Communities, Inc.	12,200	724,070
Green Brick Partners, Inc.(a)	10,900	682,994
Helen of Troy Ltd.(a)	99,700	2,118,625
KB Home	12,930	729,381
Legacy Housing Corp.(a)	37,300	728,096
Leggett & Platt, Inc.	189,300	2,082,300
M/I Homes, Inc.(a)	5,900	754,905
Tri Pointe Homes, Inc.(a)	74,667	2,349,771
		10,170,142
Household Products - 0.7%
Central Garden & Pet Co.(a)	47,800	1,536,770
Energizer Holdings, Inc.	66,600	1,324,674
Reynolds Consumer Products, Inc.	141,000	3,231,720
		6,093,164
Insurance - 3.9%
Aspen Insurance Holdings Ltd. - Class A(a)	75,200	2,789,920
Assured Guaranty Ltd.	20,530	1,845,031
CNO Financial Group, Inc.	81,186	3,447,969
Employers Holdings, Inc.	37,705	1,627,725

	Shares	Value
F&G Annuities & Life, Inc.	80,300	$2,477,255
Hanover Insurance Group, Inc.	13,600	2,485,672
Horace Mann Educators Corp.	36,414	1,681,599
Kemper Corp.	68,900	2,793,206
Lincoln National Corp.	66,600	2,965,698
Selective Insurance Group, Inc.	29,100	2,434,797
Stewart Information Services Corp.	33,590	2,360,033
United Fire Group, Inc.	31,300	1,137,755
White Mountains Insurance Group Ltd.	1,800	3,740,454
		31,787,114
IT Services - 0.4%
ASGN, Inc.(a)	68,300	3,290,011
Leisure Products - 1.4%
Brunswick Corp.	50,800	3,771,392
JAKKS Pacific, Inc.	90,400	1,525,952
Mattel, Inc.(a)	89,000	1,765,760
Polaris, Inc.	36,300	2,295,975
YETI Holdings, Inc.(a)	47,300	2,089,241
		11,448,320
Machinery - 4.4%
Albany International Corp. - Class A	25,400	1,287,780
Atmus Filtration Technologies, Inc.	80,790	4,193,809
Blue Bird Corp.(a)	43,400	2,039,800
Columbus McKinnon Corp.	195,300	3,368,925
Douglas Dynamics, Inc.	50,800	1,658,620
Flowserve Corp.	63,300	4,391,754
Gates Industrial Corp. PLC(a)	56,200	1,206,614
Greenbrier Cos., Inc.	52,289	2,443,988
Hillenbrand, Inc.	102,120	3,239,246
Kennametal, Inc.	32,200	914,802
L B Foster Co. - Class A(a)	43,500	1,172,325
Miller Industries, Inc.	39,130	1,462,288
REV Group, Inc.	15,680	953,501
Tennant Co.	30,000	2,211,000
Timken Co.	41,900	3,525,047
Wabash National Corp.	182,882	1,581,929
		35,651,428
Marine Transportation - 0.2%
Matson, Inc.	15,400	1,902,670
Media - 0.8%
Emerald Holding, Inc.	153,370	685,564
National CineMedia, Inc.	553,100	2,151,559
Stagwell, Inc.(a)	487,300	2,382,897
TEGNA, Inc.	90,767	1,761,787
		6,981,807
Metals & Mining - 0.9%
Constellium SE(a)	123,500	2,327,975
Kaiser Aluminum Corp.	41,800	4,801,148
		7,129,123
Multi-Utilities - 1.6%
Avista Corp.	86,361	3,328,353
Black Hills Corp.	58,300	4,047,186
Northwestern Energy Group, Inc.	58,500	3,775,590
Unitil Corp.	33,800	1,637,272
		12,788,401

The accompanying notes are an integral part of these financial statements.

11

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 6.8%
Baytex Energy Corp.(b)	1,398,642	$4,517,614
California Resources Corp.	35,690	1,595,700
Crescent Energy Co. - Class A	755,660	6,339,986
CVR Energy, Inc.(a)	93,200	2,371,008
Delek US Holdings, Inc.	103,800	3,078,708
Excelerate Energy, Inc. - Class A	97,300	2,729,265
International Seaways, Inc.	18,900	917,595
Kosmos Energy Ltd.(a)	2,076,113	1,883,865
Murphy Oil Corp.	115,000	3,593,750
NextDecade Corp.(a)	517,350	2,726,435
Northern Oil & Gas, Inc.	147,200	3,160,384
Par Pacific Holdings, Inc.(a)	105,000	3,689,700
PBF Energy, Inc. - Class A	112,800	3,059,136
REX American Resources Corp.(a)	110,800	3,581,056
SM Energy Co.	144,600	2,704,020
Talos Energy, Inc.(a)	360,900	3,977,118
VAALCO Energy, Inc.	864,400	3,146,416
World Kinect Corp.	122,524	2,870,737
		55,942,493
Paper & Forest Products - 0.2%
Sylvamo Corp.	34,400	1,656,360
Passenger Airlines - 0.1%
Sun Country Airlines Holdings, Inc.(a)	71,600	1,030,324
Personal Care Products - 0.2%
Edgewell Personal Care Co.	79,300	1,352,065
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc.(a)	103,600	2,774,408
ANI Pharmaceuticals, Inc.(a)	20,800	1,641,952
Jazz Pharmaceuticals PLC(a)	23,500	3,995,000
SIGA Technologies, Inc.	218,800	1,336,868
		9,748,228
Professional Services - 2.7%
Amentum Holdings, Inc.(a)	62,900	1,824,100
Forrester Research, Inc.(a)	98,000	795,760
Franklin Covey Co.(a)	48,100	807,118
Insperity, Inc.	32,300	1,250,656
Kforce, Inc.	114,800	3,549,616
Korn Ferry	22,996	1,518,196
ManpowerGroup, Inc.	63,100	1,875,963
Maximus, Inc.	32,000	2,762,240
Resources Connection, Inc.	197,285	994,316
Robert Half, Inc.	98,400	2,672,544
Science Applications International Corp.	24,500	2,466,170
TrueBlue, Inc.(a)	362,700	1,650,285
		22,166,964
Real Estate Management & Development - 0.9%
Cushman & Wakefield Ltd.(a)	193,800	3,137,622
Douglas Elliman, Inc.(a)	706,600	1,674,642
Marcus & Millichap, Inc.	51,400	1,402,706
RMR Group, Inc. - Class A	98,400	1,466,160
		7,681,130

	Shares	Value
Semiconductors & Semiconductor Equipment - 0.8%
Diodes, Inc.(a)	37,249	$1,837,866
Photronics, Inc.(a)	148,200	4,742,400
		6,580,266
Software - 1.2%
ACI Worldwide, Inc.(a)	50,200	2,400,062
Adeia, Inc.	211,700	3,651,825
Workiva, Inc.(a)	40,900	3,527,625
		9,579,512
Specialty Retail - 2.0%
Academy Sports & Outdoors, Inc.	15,900	794,364
Asbury Automotive Group, Inc.(a)	9,854	2,291,351
Bath & Body Works, Inc.	62,000	1,244,960
Group 1 Automotive, Inc.	5,288	2,079,770
Haverty Furniture Cos., Inc.	122,500	2,861,600
MarineMax, Inc.(a)	65,300	1,582,219
OneWater Marine, Inc. - Class A(a)(b)	106,500	1,152,330
PetMed Express, Inc.(a)	231,300	740,160
Signet Jewelers Ltd.	18,600	1,541,568
Sonic Automotive, Inc. - Class A	30,350	1,877,451
		16,165,773
Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	62,500	2,026,875
Columbia Sportswear Co.	29,500	1,625,155
G-III Apparel Group Ltd.	73,390	2,125,374
Oxford Industries, Inc.	63,800	2,181,960
PVH Corp.	21,600	1,447,632
Steven Madden Ltd.	67,900	2,827,356
		12,234,352
Trading Companies & Distributors - 1.6%
Global Industrial Co.	55,757	1,629,220
Herc Holdings, Inc.	12,600	1,869,588
McGrath RentCorp	8,900	933,877
MSC Industrial Direct Co., Inc. - Class A	37,500	3,153,750
Rush Enterprises, Inc. - Class A	61,849	3,336,135
Titan Machinery, Inc.(a)	156,400	2,352,256
		13,274,826
Water Utilities - 0.5%
Artesian Resources Corp. - Class A	22,700	717,547
H2O America	63,200	3,096,168
		3,813,715
TOTAL COMMON STOCKS (Cost $756,332,887)		781,300,862
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.3%
Diversified REITs - 0.3%
American Assets Trust, Inc.	119,800	2,267,814
Health Care REITs - 0.3%
Global Medical REIT, Inc.	74,400	2,510,256
Hotel & Resort REITs - 1.0%
DiamondRock Hospitality Co.	194,000	1,738,240
Park Hotels & Resorts, Inc.	291,900	3,053,274
Pebblebrook Hotel Trust	303,100	3,431,092
		8,222,606

The accompanying notes are an integral part of these financial statements.

12

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Mortgage REITs - 0.9%
Apollo Commercial Real Estate Finance, Inc.	153,500	$1,485,880
Ares Commercial Real Estate Corp.	322,100	1,539,638
BrightSpire Capital, Inc.	300,400	1,682,240
Claros Mortgage Trust, Inc.(a)	430,400	1,317,024
Granite Point Mortgage Trust, Inc.	404,300	970,320
		6,995,102
Office REITs - 0.6%
Brandywine Realty Trust	428,600	1,251,512
Douglas Emmett, Inc.	233,700	2,568,363
Empire State Realty Trust, Inc. - Class A	216,700	1,412,884
		5,232,759
Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A(a)	393,348	1,278,381
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $35,708,363)		26,506,918
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.67%(c)	9,334,675	9,334,675
TOTAL MONEY MARKET FUNDS (Cost $9,334,675)		9,334,675
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(c)	4,749,250	4,749,250
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,749,250)		4,749,250
TOTAL INVESTMENTS - 100.5% (Cost $806,125,175)		$821,891,705
Liabilities in Excess of Other Assets - (0.5)%		(3,936,996)
TOTAL NET ASSETS - 100.0%		$817,954,709

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $4,549,965.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

HOTCHKIS & WILEY GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.8%
Airbus SE	1,300	$301,891
Air Freight & Logistics - 1.4%
FedEx Corp.	1,970	569,054
Automobile Components - 1.8%
Magna International, Inc.	13,161	701,481
Automobiles - 2.2%
General Motors Co.	7,400	601,768
Mercedes-Benz Group AG	4,100	284,220
		885,988
Banks - 10.5%
Banca Monte dei Paschi di Siena SpA	42,800	455,700
BNP Paribas SA	9,456	894,603
Citigroup, Inc.	3,300	385,077
ING Groep NV	12,556	352,926
Popular, Inc.	3,300	410,916
Truist Financial Corp.	6,600	324,786
US Bancorp	16,900	901,784
Wells Fargo & Co.	5,200	484,640
		4,210,432
Beverages - 2.2%
Heineken Holding NV	12,000	878,721
Capital Markets - 3.2%
Julius Baer Group Ltd.	10,500	820,374
State Street Corp.	3,500	451,535
		1,271,909
Chemicals - 4.8%
Akzo Nobel NV	8,600	598,392
Nippon Sanso Holdings Corp.	17,800	531,758
PPG Industries, Inc.	7,900	809,434
		1,939,584
Communications Equipment - 7.7%
F5, Inc.(a)	7,000	1,786,820
Telefonaktiebolaget LM Ericsson - ADR	136,172	1,314,060
		3,100,880
Energy Equipment & Services - 3.2%
NOV, Inc.	26,669	416,837
SLB Ltd.	22,000	844,360
		1,261,197
Financial Services - 1.1%
Euronet Worldwide, Inc.(a)	3,400	258,774
Fiserv, Inc.(a)	2,800	188,076
		446,850
Food Products - 2.1%
Kraft Heinz Co.	17,500	424,375
Magnum Ice Cream Co. NV(a)	1,100	17,459
Mondelez International, Inc. - Class A	7,300	392,959
		834,793
Ground Transportation - 1.8%
U-Haul Holding Co.	15,215	711,149
Health Care Equipment & Supplies - 4.7%
GE HealthCare Technologies, Inc.	13,140	1,077,743
Koninklijke Philips NV	15,448	420,636
Medtronic PLC	4,000	384,240
		1,882,619

	Shares	Value
Health Care Providers & Services - 7.5%
Elevance Health, Inc.	4,204	$1,473,712
Humana, Inc.	2,300	589,099
UnitedHealth Group, Inc.	2,900	957,319
		3,020,130
Hotels, Restaurants & Leisure - 2.1%
Accor SA	14,900	840,008
Household Products - 2.0%
Henkel AG & Co. KGaA	10,700	814,336
Industrial Conglomerates - 1.8%
Siemens AG	2,500	700,191
Insurance - 3.0%
American International Group, Inc.	14,069	1,203,603
Interactive Media & Services - 1.6%
Alphabet, Inc. - Class A	2,030	635,390
Machinery - 4.1%
CNH Industrial NV	64,000	590,080
Cummins, Inc.	1,180	602,331
PACCAR, Inc.	4,000	438,040
		1,630,451
Media - 5.7%
Comcast Corp. - Class A	36,900	1,102,941
Omnicom Group, Inc.	5,200	419,900
WPP PLC	167,800	753,794
		2,276,635
Multi-Utilities - 3.0%
Dominion Energy, Inc.	10,200	597,618
National Grid PLC	39,800	610,470
		1,208,088
Oil, Gas & Consumable Fuels - 3.9%
APA Corp.	20,800	508,768
Ovintiv, Inc.	6,700	262,573
Shell PLC - ADR	10,900	800,932
		1,572,273
Passenger Airlines - 1.4%
Qantas Airways Ltd.	80,100	553,387
Personal Care Products - 0.8%
Unilever PLC	4,889	319,425
Pharmaceuticals - 1.3%
GSK PLC - ADR	10,600	519,824
Professional Services - 1.1%
Randstad NV	11,900	451,784
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,900	577,391
Tokyo Electron Ltd.	1,900	423,182
		1,000,573
Software - 6.9%
Salesforce, Inc.	3,300	874,203
Workday, Inc. - Class A(a)	8,820	1,894,360
		2,768,563

The accompanying notes are an integral part of these financial statements.

14

HOTCHKIS & WILEY GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC - ADR	25,100	$331,571
TOTAL COMMON STOCKS (Cost $32,998,470)		38,842,780
PREFERRED STOCKS - 0.9%
Automobiles - 0.9%
Bayerische Motoren Werke AG, 0.00%	3,500	372,961
TOTAL PREFERRED STOCKS (Cost $237,419)		372,961
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%
First American Government Obligations Fund - Class X, 3.67%(b)	667,137	667,137
TOTAL MONEY MARKET FUNDS (Cost $667,137)		667,137
TOTAL INVESTMENTS - 99.6% (Cost $33,903,026)		$39,882,878
Other Assets in Excess of Liabilities - 0.4%		147,670
TOTAL NET ASSETS - 100.0%		$40,030,548

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

United States	$23,163,348	57.9%
United Kingdom	3,336,016	8.3
Netherlands	2,719,918	6.7
Germany	2,171,708	5.4
France	2,036,502	5.1
Sweden	1,314,060	3.3
Japan	954,940	2.4
Switzerland	820,374	2.1
Canada	701,481	1.8
Taiwan	577,391	1.4
Australia	553,387	1.4
Italy	455,700	1.1
Puerto Rico	410,916	1.0
Cash and Other	814,807	2.1
	$40,030,548	100.0%

The accompanying notes are an integral part of these financial statements.

15

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.6%
Airbus SE	470	$109,145
Air Freight & Logistics - 1.9%
Logista Integral SA	2,250	79,563
Automobile Components - 2.2%
Magna International, Inc.	1,732	92,316
Automobiles - 0.9%
Mercedes-Benz Group AG	525	36,394
Banks - 15.9%
ABN AMRO Bank NV(a)	1,810	63,239
Banca Monte dei Paschi di Siena SpA	8,630	91,885
Banco Santander SA	3,570	42,020
Barclays PLC	13,482	86,300
BNP Paribas SA	1,194	112,961
ING Groep NV	2,742	77,073
Lloyds Banking Group PLC	64,200	84,918
NatWest Group PLC	4,884	42,844
Societe Generale SA	866	69,716
		670,956
Beverages - 4.6%
Arca Continental SAB de CV	5,500	59,406
Heineken Holding NV	1,827	133,785
		193,191
Capital Markets - 3.2%
IGM Financial, Inc.	1,040	46,834
Julius Baer Group Ltd.	1,150	89,851
		136,685
Chemicals - 9.8%
Akzo Nobel NV	2,460	171,168
Fuso Chemical Co. Ltd.	3,500	142,672
Nippon Sanso Holdings Corp.	3,300	98,584
		412,424
Communications Equipment - 4.4%
Telefonaktiebolaget LM Ericsson - Class B	18,879	183,731
Energy Equipment & Services - 0.9%
Subsea 7 SA	1,785	35,825
Food Products - 0.0%(b)
Magnum Ice Cream Co. NV(c)	115	1,819
Health Care Equipment & Supplies - 3.6%
Koninklijke Philips NV	2,854	77,712
Siemens Healthineers AG(a)	1,400	73,385
		151,097
Hotels, Restaurants & Leisure - 3.9%
Accor SA	1,880	105,988
Lottomatica Group SpA	2,300	60,276
		166,264
Household Durables - 1.5%
Panasonic Holdings Corp.	4,900	63,524
Household Products - 3.8%
Henkel AG & Co. KGaA	2,130	162,106

	Shares	Value
Industrial Conglomerates - 4.9%
Siemens AG	360	$100,828
Smiths Group PLC	3,295	104,221
		205,049
Insurance - 1.7%
Tokio Marine Holdings, Inc.	900	33,269
Zurich Insurance Group AG	51	38,592
		71,861
IT Services - 1.0%
Capgemini SE	255	42,342
Machinery - 1.3%
CNH Industrial NV	1,368	12,613
Daimler Truck Holding AG	980	42,446
		55,059
Media - 5.1%
Havas NV	3,185	63,660
Informa PLC	3,200	37,969
RTL Group SA	540	21,738
WPP PLC	20,445	91,843
		215,210
Metals & Mining - 0.6%
Glencore PLC	4,885	26,705
Multi-Utilities - 2.4%
National Grid PLC	6,585	101,004
Oil, Gas & Consumable Fuels - 7.8%
Cenovus Energy, Inc.	1,475	24,953
Kosmos Energy Ltd.(c)	13,788	12,511
Shell PLC	3,627	134,359
Suncor Energy, Inc.	945	41,944
TotalEnergies SE	1,770	115,400
		329,167
Passenger Airlines - 2.9%
Qantas Airways Ltd.	17,415	120,315
Personal Care Products - 0.8%
Unilever PLC	509	33,278
Pharmaceuticals - 3.0%
AstraZeneca PLC	490	90,679
GSK PLC	1,467	35,966
		126,645
Professional Services - 1.6%
Randstad NV	1,755	66,629
Semiconductors & Semiconductor Equipment - 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	225	68,375
Tokyo Electron Ltd.	300	66,818
		135,193
Textiles, Apparel & Luxury Goods - 0.8%
Burberry Group PLC(c)	2,060	35,028
Wireless Telecommunication Services - 1.4%
Vodafone Group PLC	43,941	58,574
TOTAL COMMON STOCKS (Cost $3,160,072)		4,117,099

The accompanying notes are an integral part of these financial statements.

16

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - 1.1%
Automobiles - 1.1%
Bayerische Motoren Werke AG, 0.00%	421	$44,862
TOTAL PREFERRED STOCKS (Cost $29,304)		44,862
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.67%(d)	31,049	31,049
TOTAL MONEY MARKET FUNDS (Cost $31,049)		31,049
TOTAL INVESTMENTS - 99.5% (Cost $3,220,425)		$4,193,010
Other Assets in Excess of Liabilities - 0.5%		20,287
TOTAL NET ASSETS - 100.0%		$4,213,297

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $136,624 or 3.2% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

United Kingdom	$936,842	22.2%
Netherlands	655,085	15.6
France	555,552	13.2
Germany	460,021	10.9
Japan	404,867	9.6
Canada	206,047	4.9
Sweden	183,731	4.4
Italy	152,161	3.6
Australia	147,020	3.5
Switzerland	128,443	3.0
Spain	121,583	2.9
Taiwan	68,375	1.6
United States	61,090	1.5
Mexico	59,406	1.4
Luxembourg	21,738	0.5
Cash and Other	51,336	1.2
	$4,213,297	100.0%

The accompanying notes are an integral part of these financial statements.

17

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Aerospace & Defense - 0.8%
Babcock International Group PLC	1,620	$26,997
QinetiQ Group PLC	2,670	15,821
		42,818
Air Freight & Logistics - 1.0%
Cargojet, Inc.	180	11,008
Ferrari Group PLC	2,500	26,853
Konoike Transport Co. Ltd.	700	14,688
		52,549
Automobile Components - 2.0%
Exco Technologies Ltd.	1,770	8,859
Gestamp Automocion SA(a)	3,310	11,782
Linamar Corp.	210	12,693
Nifco, Inc.	900	27,874
Opmobility	640	11,949
Shoei Co. Ltd.	1,200	13,627
Toyota Boshoku Corp.	1,100	17,699
		104,483
Automobiles - 0.2%
Trigano SA	60	12,311
Banks - 9.5%
Akita Bank Ltd.	600	15,396
AL Sydbank	200	17,864
Aozora Bank Ltd.	1,700	27,190
Awa Bank Ltd.	600	16,784
Banca Sistema SpA(a)(b)	6,077	11,957
Banco di Desio e della Brianza SpA	1,020	11,272
Bank of East Asia Ltd.	14,578	24,934
Bank of Iwate Ltd.	500	16,577
Bank of Queensland Ltd.	2,300	10,005
Basellandschaftliche Kantonalbank	14	17,374
Dah Sing Financial Holdings Ltd.	5,200	23,626
Ehime Bank Ltd.	3,000	28,564
Hyakujushi Bank Ltd.	400	17,009
Miyazaki Bank Ltd.	400	16,675
Morrow Bank ASA	19,200	30,469
Norion Bank AB(b)	3,381	25,186
Oita Bank Ltd.	400	16,529
ProCredit Holding AG	1,100	10,865
Shikoku Bank Ltd.	1,500	16,852
Sparebank 1 Oestlandet	1,400	28,562
SpareBank 1 SMN	500	10,212
Sparebanken Norge	1,434	28,142
Sparekassen Sjaelland-Fyn AS	200	11,707
Tochigi Bank Ltd.	2,500	11,592
TOMONY Holdings, Inc.	5,900	29,532
VersaBank	800	11,949
		486,824
Beverages - 0.7%
AG Barr PLC	1,220	10,248
C&C Group PLC	9,800	17,834
Ito En Ltd.	500	9,809
		37,891
Biotechnology - 0.6%
Basilea Pharmaceutica Ag Allschwil(b)	250	17,232
Pharma Foods International Co. Ltd.	2,800	12,133
		29,365

	Shares	Value
Building Products - 1.3%
Forbo Holding AG	28	$30,639
GWA Group Ltd.	6,100	10,340
Sanko Metal Industrial Co. Ltd.	1,000	9,370
Schweiter Technologies AG	43	13,646
		63,995
Capital Markets - 2.7%
CMC Markets PLC(a)	6,300	25,391
Impax Asset Management Group PLC	6,400	13,050
Leonteq AG	800	13,784
Liontrust Asset Management PLC	6,800	24,185
Man Group PLC	5,750	17,658
Plus500 Ltd.	590	28,818
Traders Holdings Co. Ltd.	2,500	15,203
		138,089
Chemicals - 2.5%
Clariant AG	1,100	9,840
Dai Nippon Toryo Co. Ltd.	1,200	10,316
Fuso Chemical Co. Ltd.	700	28,534
Hodogaya Chemical Co. Ltd.	800	11,445
Israel Corp. Ltd.	50	14,440
JCU Corp.	900	28,221
Soken Chemical & Engineering Co. Ltd.	900	15,109
Taoka Chemical Co. Ltd.	1,300	10,254
		128,159
Commercial Services & Supplies - 1.2%
DO & CO AG	64	15,569
ISS AS	330	11,243
Loomis AB	300	12,672
Mitsubishi Pencil Co. Ltd.	800	11,098
Okamura Corp.	700	10,242
		60,824
Communications Equipment - 0.2%
Evertz Technologies Ltd.	1,000	10,083
Construction & Engineering - 1.2%
Costain Group PLC	5,050	10,864
Fukuda Corp.	200	9,602
JGC Holdings Corp.	800	9,705
Meisei Industrial Co. Ltd.	900	9,739
Miyaji Engineering Group, Inc.	1,100	13,216
NRW Holdings Ltd.	3,000	10,275
		63,401
Construction Materials - 0.5%
Cementir Holding NV	800	17,552
Forterra PLC(a)	3,681	9,168
		26,720
Consumer Finance - 1.6%
Credit Corp. Group Ltd.	2,800	26,183
Hoist Finance AB(a)	2,300	28,041
International Personal Finance PLC	9,100	28,583
		82,807
Consumer Staples Distribution & Retail - 1.1%
Create SD Holdings Co. Ltd.	400	8,526
Life Corp.	600	9,790
MARR SpA	2,420	25,541
Trial Holdings, Inc.	600	11,881
		55,738

The accompanying notes are an integral part of these financial statements.

18

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Containers & Packaging - 1.7%
Corticeira Amorim SGPS SA	1,300	$10,085
Fuji Seal International, Inc.	500	10,032
Mayr Melnhof Karton AG	160	17,389
Orora Ltd.	16,800	24,718
Vetropack Holding AG	351	9,700
Winpak Ltd.	500	16,251
		88,175
Distributors - 1.3%
Central Automotive Products Ltd.	1,300	15,640
Inchcape PLC	2,400	24,878
Media Do Co. Ltd.	1,200	13,761
MEKO AB	1,680	13,238
		67,517
Diversified Telecomm Services - 0.2%
Freebit Co. Ltd.	900	9,736
Electric Utilities - 0.5%
Elmera Group ASA(a)	7,180	27,352
Electrical Equipment - 0.3%
Mersen SA	600	16,734
Electronic Equipment, Instruments & Components - 3.0%
A&D HOLON Holdings Co. Ltd.	1,300	16,954
Enplas Corp.	200	11,906
ESPEC Corp.	500	10,709
Horiba Ltd.	100	10,207
Hosiden Corp.	600	9,532
Incap Oyj(b)	900	10,340
Jenoptik AG	700	15,894
Jeol Ltd.	300	9,642
Nagano Keiki Co. Ltd.	700	10,845
Optex Group Co. Ltd.	600	9,802
SEMITEC Corp.	700	10,391
Sesa SpA	250	26,132
		152,354
Energy Equipment & Services - 2.7%
Aker Solutions ASA	3,250	9,936
CES Energy Solutions Corp.	1,830	16,359
Enerflex Ltd.	690	10,637
Mattr Corp.(b)	2,700	15,698
Pason Systems, Inc.	1,700	14,851
SBM Offshore NV	360	10,358
SBO AG	330	10,535
Subsea 7 SA	1,300	26,091
Technip Energies NV	340	12,948
Vallourec SACA	500	9,184
		136,597
Financial Services - 2.7%
Banca IFIS SpA	880	26,134
Financial Partners Group Co. Ltd.	1,600	19,575
GRENKE AG	1,440	26,218
OFX Group Ltd.(b)	36,598	11,799
OSB Group PLC	3,620	31,002
Peugeot Invest SA	120	10,665
SBI ARUHI Corp.	1,800	10,336
		135,729

	Shares	Value
Food Products - 2.8%
Ariake Japan Co. Ltd.	400	$13,517
Austevoll Seafood ASA	1,190	11,469
Ebro Foods SA	800	17,283
House Foods Group, Inc.	500	9,189
Lassonde Industries, Inc. - Class A (Acquired 6/28/2023 - 5/13/2025, Cost $8,493)(c)	60	9,595
NewPrinces SpA(b)	700	15,846
Origin Enterprises PLC	2,856	13,713
Premier Foods PLC	6,390	14,867
Riken Vitamin Co. Ltd.	800	15,139
Shimadaya Corp.	900	10,068
UIE PLC	200	12,162
		142,848
Gas Utilities - 0.2%
Italgas SpA	850	9,481
Ground Transportation - 2.2%
Aurizon Holdings Ltd.	4,200	10,220
ComfortDelGro Corp. Ltd.	8,700	10,007
Jungfraubahn Holding AG	50	18,010
Lindsay Australia Ltd.	57,717	27,129
Maruzen Showa Unyu Co. Ltd.	200	10,482
Mullen Group Ltd.	900	10,321
Sakai Moving Service Co. Ltd.	500	9,144
Sixt SE	200	16,520
		111,833
Health Care Equipment & Supplies - 3.0%
Advanced Medical Solutions Group PLC	5,100	14,957
Carl Zeiss Meditec AG	300	13,943
El.En. SpA	680	11,059
Elekta AB - Class B	5,300	32,413
Japan Lifeline Co. Ltd.	1,000	10,044
Kitazato Corp.(b)	1,000	10,013
Nagaileben Co. Ltd.	800	9,192
Nakanishi, Inc.	1,800	22,792
Rion Co. Ltd.	900	15,084
Riverstone Holdings Ltd.	15,000	10,145
Surgical Science Sweden AB(b)	1,300	4,567
		154,209
Health Care Providers & Services - 2.7%
Charm Care Corp. KK	1,200	9,737
Fagron	600	14,970
Medical Facilities Corp.	2,300	26,594
Monash IVF Group Ltd.	16,900	8,290
Oriola Oyj - Class B	9,200	12,404
Ship Healthcare Holdings, Inc.	900	15,080
Solasto Corp.	2,800	15,154
Suzuken Co. Ltd.	300	11,740
Toho Holdings Co. Ltd.	500	14,900
Vital KSK Holdings, Inc.	1,200	10,495
		139,364
Health Care Technology - 1.2%
Equasens	200	10,529
GENOVA, Inc.	6,400	23,715
Software Service, Inc.	300	25,972
		60,216

The accompanying notes are an integral part of these financial statements.

19

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 1.9%
Airtrip Corp.	5,000	$24,225
Brightstar Lottery PLC	600	9,288
Doutor Nichires Holdings Co. Ltd.	600	9,954
Fast Fitness Japan, Inc.	1,100	16,201
Flight Centre Travel Group Ltd.	1,200	11,990
Jumbo Interactive Ltd.	3,400	26,073
		97,731
Household Durables - 0.8%
Berkeley Group Holdings PLC	190	10,000
Kaufman & Broad SA	330	11,573
MJ Gleeson PLC	1,620	9,144
Persimmon PLC	600	10,967
		41,684
Insurance - 5.5%
AUB Group Ltd.	400	8,222
Beazley PLC	2,100	23,483
Coface SA	1,380	25,381
FBD Holdings PLC	667	12,314
Fidelis Insurance Holdings Ltd.	800	15,656
FP Partner, Inc.	600	8,100
Generation Development Group Ltd.	6,000	23,503
Hiscox Ltd.	1,510	28,873
Lancashire Holdings Ltd.	3,200	27,602
nib holdings Ltd.	2,100	9,596
Sabre Insurance Group PLC(a)	8,600	15,022
SCOR SE	430	14,475
Steadfast Group Ltd.	7,100	24,939
Vaudoise Assurances Holding SA	12	11,015
Vienna Insurance Group AG Wiener Versicherung Gruppe	260	20,477
Wuestenrot & Wuerttembergische AG	600	10,220
		278,878
Interactive Media & Services - 0.2%
i-mobile Co. Ltd.	2,700	8,681
IT Services - 3.2%
Argo Graphics, Inc.	1,600	16,561
Aubay	170	11,401
Base Co. Ltd.	700	14,305
Change Holdings, Inc.	1,400	8,840
Computacenter PLC	350	13,756
Comture Corp.	900	9,816
Digital Hearts Holdings Co. Ltd.	1,700	9,870
GFT Technologies SE	710	15,679
Itfor, Inc.	900	9,854
Mitsubishi Research Institute, Inc.	300	9,552
Pole To Win Holdings, Inc.	4,600	9,573
Sopra Steria Group	100	18,105
Wavestone	260	16,958
		164,270
Leisure Products - 1.0%
Furyu Corp.	1,400	9,522
Italian Sea Group SPA	5,300	25,119
Spin Master Corp.(a)	1,050	14,573
		49,214

	Shares	Value
Machinery - 8.5%
Aalberts NV	800	$26,370
Ag Growth International, Inc.	900	15,213
Airman Corp.	2,000	23,295
Bucher Industries AG	23	10,615
Duerr AG	660	17,311
Hiab Oyj	200	11,560
Iveco Group NV	1,140	24,965
Komax Holding AG(b)	110	8,824
Krones AG	70	11,089
Luxfer Holdings PLC	2,000	27,060
Morgan Advanced Materials PLC	5,600	16,456
NGK Insulators Ltd.	500	10,730
Norma Group SE	1,010	17,170
Obara Group, Inc.	1,000	24,460
OKUMA Corp.	700	16,221
Pegasus Co. Ltd.	1,900	9,426
SFS Group AG	115	15,645
Stabilus SE	670	15,955
Stadler Rail AG	970	24,521
Takuma Co. Ltd.	1,000	15,802
Tocalo Co. Ltd.	2,000	28,434
Tsugami Corp.	1,400	25,726
VBG Group AB - Class B	240	10,322
Vesuvius PLC	4,890	26,082
		433,252
Marine Transportation - 0.2%
Wallenius Wilhelmsen ASA	1,200	11,948
Media - 2.7%
4imprint Group PLC	200	10,294
Atresmedia Corp. de Medios de Comunicacion SA	1,600	9,152
Havas NV	1,430	28,582
IPSOS SA	400	16,052
RTL Group SA	230	9,259
Stroeer SE & Co. KGaA	600	25,949
Vector, Inc.	1,300	9,948
WPP PLC	6,100	27,403
		136,639
Metals & Mining - 0.6%
Alleima AB	1,700	14,980
Perenti Ltd.	8,300	15,405
		30,385
Multi-Utilities - 0.8%
ACEA SpA	580	15,027
Iren SpA	8,200	24,560
		39,587
Oil, Gas & Consumable Fuels - 2.0%
Ampol Ltd.	500	10,627
Birchcliff Energy Ltd.	2,400	13,062
Cardinal Energy Ltd. (Acquired 5/4/2021, Cost $3,572)(c)	1,440	9,117
EnQuest PLC	70,500	10,098
Gibson Energy, Inc.	500	9,151
Harbour Energy PLC	3,440	9,050
Kosmos Energy Ltd.(b)	12,630	11,460

The accompanying notes are an integral part of these financial statements.

20

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
NuVista Energy Ltd. (Acquired 5/26/2023, Cost $5,893)(b)(c)	710	$9,373
Pantheon Resources PLC(b)	27,218	3,131
Tamarack Valley Energy Ltd.	1,730	10,058
Vermilion Energy, Inc.	1,050	8,736
		103,863
Paper & Forest Products - 0.3%
Arctic Paper SA(b)	2,200	5,013
Western Forest Products, Inc.(b)	983	7,871
		12,884
Passenger Airlines - 0.8%
Air Canada(b)	1,840	25,859
easyJet PLC	2,300	15,778
		41,637
Personal Care Products - 0.4%
Intercos SpA	1,000	13,025
Shinnihonseiyaku Co. Ltd.	500	6,462
		19,487
Pharmaceuticals - 1.4%
ASKA Pharmaceutical Holdings Co. Ltd.	700	9,109
Cipher Pharmaceuticals, Inc.(b)	1,000	10,972
Dermapharm Holding SE	400	18,448
Hisamitsu Pharmaceutical Co., Inc.	400	11,214
Seikagaku Corp.	2,200	9,982
Tsumura & Co.	400	10,389
		70,114
Professional Services - 3.6%
AFRY AB	880	14,245
Altech Corp.	500	8,640
Amadeus Fire AG	200	10,116
Creek & River Co. Ltd.	1,200	11,579
EJ Holdings, Inc.	900	10,127
Gakujo Co. Ltd.	1,000	11,181
Hito Communications Holdings, Inc.	1,700	11,155
IPH Ltd.	4,200	9,843
McMillan Shakespeare Ltd.	900	10,227
Nisso Holdings Co. Ltd.	2,300	10,468
Pagegroup PLC	3,100	9,768
Pasona Group, Inc.	800	10,319
PeopleIN Ltd.(b)	17,000	10,091
Persol Holdings Co. Ltd.	5,200	9,651
SmartGroup Corp. Ltd.	2,700	16,416
SThree PLC	6,900	17,933
		181,759
Real Estate Management & Development - 0.2%
Cedar Woods Properties Ltd.	1,700	9,710
Semiconductors & Semiconductor Equipment - 2.5%
Melexis NV	240	16,109
Optorun Co. Ltd.	900	10,973
Rorze Corp.	800	11,468

	Shares	Value
RS Technologies Co. Ltd.	1,100	$26,458
Shibaura Mechatronics Corp.	100	12,084
SUSS MicroTec SE	400	18,094
Tazmo Co. Ltd.	1,800	23,654
Tri Chemical Laboratories, Inc.	600	10,345
		129,185
Software - 2.2%
Computer Modelling Group Ltd.	6,700	25,481
Cresco Ltd.	1,500	16,683
F-Secure Oyj	4,500	10,194
Fukui Computer Holdings, Inc.	1,200	24,046
I’ll, Inc.	1,600	25,986
TeamViewer SE(a)(b)	1,800	12,673
		115,063
Specialty Retail - 2.5%
AutoCanada, Inc.(b)	650	11,200
Card Factory PLC	10,900	9,924
Douglas AG(b)	700	10,225
Halfords Group PLC	6,300	11,940
Komehyo Holdings Co. Ltd.	600	10,971
Platform Group AG(b)	2,900	18,586
Shaver Shop Group Ltd.	10,100	9,955
Shimamura Co. Ltd.	100	6,516
Super Retail Group Ltd.	1,400	14,945
United Arrows Ltd.	700	10,983
Vertu Motors PLC	12,040	10,127
		125,372
Technology Hardware, Storage & Peripherals - 0.3%
Mimaki Engineering Co. Ltd.	1,500	15,683
Textiles, Apparel & Luxury Goods - 1.1%
Burberry Group PLC(b)	1,600	27,206
Dr Martens PLC	12,830	13,247
HUGO BOSS AG	340	14,327
		54,780
Trading Companies & Distributors - 1.2%
IPD Group Ltd.	6,100	17,912
Tsubakimoto Kogyo Co. Ltd.	600	11,035
Wajax Corp.	1,200	23,816
Yuasa Trading Co. Ltd.	300	10,224
		62,987
TOTAL COMMON STOCKS (Cost $4,304,858)		4,882,995
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.3%
Diversified REITs - 0.5%
H&R Real Estate Investment Trust	3,400	25,341
Health Care REITs - 0.3%
Aedifica SA	180	14,248
Industrial REITs - 0.5%
Tritax Big Box REIT PLC	12,700	25,951

The accompanying notes are an integral part of these financial statements.

21

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Retail REITs - 1.0%
Primaris Real Estate Investment Trust	2,200	$24,989
SmartCentres Real Estate Investment Trust	1,320	24,764
		49,753
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $106,666)		115,293
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%
First American Government Obligations Fund - Class X, 3.67%(d)	108,996	108,996
TOTAL MONEY MARKET FUNDS (Cost $108,996)		108,996
TOTAL INVESTMENTS - 99.9% (Cost $4,520,520)		$5,107,284
Other Assets in Excess of Liabilities - 0.1%		6,356
TOTAL NET ASSETS - 100.0%		$5,113,640

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $155,959 or 3.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of December 31, 2025, the value of these securities total $28,085 or 0.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

Japan	$1,657,787	32.4%
United Kingdom	746,564	14.6
Canada	444,474	8.8
Australia	368,413	7.3
Germany	299,282	5.9
Italy	240,118	4.7
Switzerland	200,845	4.1
France	198,265	3.7
Norway	158,090	3.1
Sweden	155,664	3.0
Denmark	70,528	1.3
Netherlands	65,310	1.3
Austria	63,970	1.2
Hong Kong	48,560	1.0
Belgium	45,327	0.9
Finland	44,498	0.8
Ireland	43,861	0.8
Israel	43,258	0.9
Spain	38,217	0.7
United States	20,748	0.4
Singapore	20,152	0.4
Portugal	10,085	0.2
Luxembourg	9,259	0.2
Poland	5,013	0.1
Cash and Other	115,352	2.2
	$5,113,640	100.0%

The accompanying notes are an integral part of these financial statements.

22

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Automobile Components - 0.5%
Aptiv PLC(a)	52,400	$3,987,116
Automobiles - 2.3%
General Motors Co.	224,450	18,252,274
Banks - 3.4%
Citigroup, Inc.	102,900	12,007,401
Popular, Inc.	47,000	5,852,440
Wells Fargo & Co.	98,800	9,208,160
		27,068,001
Beverages - 0.9%
Constellation Brands, Inc. - Class A	21,800	3,007,528
Heineken NV - ADR	99,600	4,063,680
		7,071,208
Broadline Retail - 0.0%(b)
Articore Group Ltd.(a)	1,991,054	344,890
Capital Markets - 1.9%
Bank of New York Mellon Corp.	64,200	7,452,978
State Street Corp.	61,200	7,895,412
		15,348,390
Chemicals - 9.7%
Ecovyst, Inc.(a)	848,600	8,256,878
Fuso Chemical Co. Ltd.	563,400	22,966,054
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $6,892,250)(a)(c)(d)(e)	32,422	7,705,737
Olin Corp.	967,900	20,161,357
PPG Industries, Inc.	162,600	16,659,996
UTEX Industries, Inc. (Acquired 5/11/2021, Cost $757,278)(a)(c)(e)	24,058	1,222,627
		76,972,649
Communications Equipment - 13.2%
F5, Inc.(a)	208,590	53,244,683
Telefonaktiebolaget LM Ericsson - ADR	5,361,200	51,735,580
		104,980,263
Construction & Engineering - 0.3%
Fluor Corp.(a)	61,700	2,445,171
Consumer Finance - 2.3%
SLM Corp.	673,113	18,214,438
Electronic Equipment, Instruments & Components - 0.8%
Avnet, Inc.	138,800	6,673,504
Energy Equipment & Services - 3.8%
Mcdermott International Ltd.(a)	6,659	138,845
NOV, Inc.	394,600	6,167,598
SLB Ltd.	620,270	23,805,962
		30,112,405
Financial Services - 0.3%
Fiserv, Inc.(a)	41,300	2,774,121
Ground Transportation - 3.3%
U-Haul Holding Co.	562,200	26,277,228

	Shares	Value
Health Care Equipment & Supplies - 2.6%
GE HealthCare Technologies, Inc.	248,200	$20,357,364
Health Care Providers & Services - 4.0%
Elevance Health, Inc.	53,600	18,789,480
Humana, Inc.	24,800	6,352,024
UnitedHealth Group, Inc.	21,600	7,130,376
		32,271,880
Hotels, Restaurants & Leisure - 0.8%
Marriott Vacations Worldwide Corp.	116,000	6,692,040
Household Products - 1.2%
Henkel AG & Co. KGaA	122,500	9,323,008
Industrial Conglomerates - 2.2%
Siemens AG	42,800	11,987,264
Siemens AG - ADR	42,000	5,877,900
		17,865,164
Insurance - 0.4%
Global Indemnity Group LLC - Class A	102,500	2,911,000
Interactive Media & Services - 1.5%
Alphabet, Inc. - Class A	38,690	12,109,970
Machinery - 1.0%
Stanley Black & Decker, Inc.	107,400	7,977,672
Media - 7.0%
Comcast Corp. - Class A	448,600	13,408,654
Havas NV	1,162,020	23,225,840
Stagwell, Inc.(a)	3,846,970	18,811,683
		55,446,177
Metals & Mining - 0.0%(b)
Metals Recovery Holdings LLC (Acquired 7/24/2014 - 12/10/2019, Cost $6,965,758)(a)(c)(e)	7,042	2,324
Multi-Utilities - 2.4%
Dominion Energy, Inc.	320,200	18,760,518
Oil, Gas & Consumable Fuels - 6.5%
APA Corp.	598,000	14,627,080
California Resources Corp.	66,100	2,955,331
ConocoPhillips	61,900	5,794,459
Murphy Oil Corp.	235,100	7,346,875
Ovintiv, Inc.	262,900	10,303,051
Shell PLC - ADR	148,350	10,900,758
		51,927,554
Passenger Airlines - 2.0%
Qantas Airways Ltd.	2,359,620	16,301,920
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.(a)	18,400	6,191,048

The accompanying notes are an integral part of these financial statements.

23

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 16.1%
Microsoft Corp.	32,310	$15,625,762
Salesforce, Inc.	138,400	36,663,544
Workday, Inc. - Class A(a)	333,720	71,676,382
Workiva, Inc.(a)	48,800	4,209,000
		128,174,688
Specialty Retail - 0.8%
Lithia Motors, Inc.	19,300	6,413,969
Tobacco - 0.9%
Philip Morris International, Inc.	46,260	7,420,104
TOTAL COMMON STOCKS (Cost $630,194,443)		740,668,058
EXCHANGE TRADED FUNDS - 1.6%
Investment Companies - 1.6%
Vanguard Long-Term Treasury ETF	230,100	12,839,580
TOTAL EXCHANGE TRADED FUNDS (Cost $12,700,554)		12,839,580

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.6%(a)
Put Options - 0.6%(f)(g)
Digital Realty Trust, Inc., Expiration: 01/15/2027; Exercise Price: $170.00	$5,414,850	350	948,500
United Parcel Service, Inc.
Expiration: 01/15/2027; Exercise Price: $90.00	39,080,860	3,940	3,329,300
Expiration: 01/21/2028; Exercise Price: $80.00	5,058,690	510	411,825
TOTAL PURCHASED OPTIONS (Cost $6,228,906)			4,689,625

	Shares
PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Federal Home Loan Mortgage Corp.
Series K, 5.79%, Perpetual(a)	33,300	775,058
Series N, 0.00%, Perpetual(a)(h)	116,400	2,183,664
Series S, 0.00%, Perpetual(a)(h)	18,400	385,112
TOTAL PREFERRED STOCKS (Cost $268,508)		3,343,834

	Par	Value
BANK LOANS - 0.2%
Energy Equipment & Services - 0.2%
Lealand Finance Co. BV First Lien
6.83% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 6/30/2020, Cost $442,883)(e)	$442,883	$372,021
4.83% Cash and 3.00% PIK (1 mo. Term SOFR + 1.00%), 12/31/2027 (Acquired 6/30/2020 - 12/31/2025, Cost $1,551,275)(e)	1,527,648	1,194,109
		1,566,130
TOTAL BANK LOANS (Cost $1,994,158)		1,566,130
	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%
Real Estate Management & Development - 0.1%
Seritage Growth Properties - Class A(a)	307,200	998,400
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,374,890)		998,400
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.7%
First American Government Obligations Fund - Class X, 3.67%(i)	29,551,986	29,551,986
TOTAL MONEY MARKET FUNDS (Cost $29,551,986)		29,551,986
TOTAL INVESTMENTS - 99.5% (Cost $682,313,445)		$793,657,613
Other Assets in Excess of Liabilities - 0.5%		4,100,483
TOTAL NET ASSETS - 100.0%		$797,758,096

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
The accompanying notes are an integral part of these financial statements.

24

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,930,688 or 1.1% of net assets as of December 31, 2025.

(d)	Affiliated security as defined by the Investment Company Act of 1940. See Note 5.
(e)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of December 31, 2025, the value of these securities total $10,496,818 or 1.3% of the Fund’s net assets.

(f)	100 shares per contract.
(g)	Exchange-traded.
(h)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(i)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

25

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 87.7%
Advertising - 0.7%
Stagwell Global LLC, 5.63%, 08/15/2029(a)	$5,635,000	$5,499,269
Aerospace & Defense - 1.4%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	2,980,000	3,142,943
TransDigm, Inc.
7.13%, 12/01/2031(a)	1,854,000	1,950,816
6.75%, 01/31/2034(a)	5,772,000	6,016,267
		11,110,026
Auto Parts & Equipment - 2.8%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(a)	3,606,000	3,793,831
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	2,432,000	2,443,885
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	4,295,000	4,418,320
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	2,743,000	2,604,240
Phinia, Inc., 6.63%, 10/15/2032(a)	3,808,000	3,957,311
ZF North America Capital, Inc., 6.88%, 04/23/2032(a)	4,288,000	4,196,581
		21,414,168
Automakers - 0.6%
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	4,352,000	4,699,690
Banking - 5.3%
BNP Paribas SA, 7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual(a)	5,756,000	6,025,945
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual(a)	4,905,000	5,046,563
Citigroup, Inc., 6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	3,752,000	3,901,142
First Citizens BancShares, Inc., 7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	3,129,000	3,201,464
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual	5,844,000	6,099,161
Lloyds Banking Group PLC, 6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual	7,775,000	7,766,167
Rocket Cos., Inc., 6.38%, 08/01/2033(a)	3,762,000	3,927,035
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,945,000	2,051,715
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	3,489,000	3,447,863
		41,467,055
Brokerage - 0.5%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	3,853,000	3,999,094
Building & Construction - 2.5%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	3,957,000	4,141,922
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(a)	3,807,000	3,549,376

	Par	Value
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	$4,353,000	$4,265,840
LGI Homes, Inc., 7.00%, 11/15/2032(a)	4,108,000	3,930,482
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/2034(a)	3,846,000	3,898,996
		19,786,616
Building Materials - 2.6%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	3,918,000	3,858,508
Knife River Corp., 7.75%, 05/01/2031(a)	3,126,000	3,288,230
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	3,782,000	3,952,119
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029(a)	3,901,000	3,809,716
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	5,348,000	5,509,756
		20,418,329
Cable & Satellite TV - 5.3%
Bausch Health Cos., Inc., 11.00%, 09/30/2028(a)	719,000	745,326
Block Communications, Inc., 4.88%, 03/01/2028(a)	4,808,000	4,494,869
Cable One, Inc., 4.00%, 11/15/2030(a)	5,702,000	4,400,828
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	5,556,000	5,497,105
4.75%, 02/01/2032(a)	13,275,000	12,142,406
CSC Holdings LLC
11.75%, 01/31/2029(a)	2,423,000	1,801,676
5.75%, 01/15/2030(a)	11,102,000	4,113,286
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	925,000	930,948
DISH DBS Corp., 7.75%, 07/01/2026	3,854,000	3,809,518
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028(a)	3,200,000	3,189,725
		41,125,687
Chemicals - 4.9%
Celanese US Holdings LLC
7.00%, 02/15/2031	972,000	995,769
6.75%, 04/15/2033	3,951,000	3,933,846
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	585,000	588,836
INEOS Finance PLC, 7.50%, 04/15/2029(a)	4,279,000	3,721,043
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	4,281,000	4,329,268
NOVA Chemicals Corp., 7.00%, 12/01/2031(a)	4,397,000	4,697,684
Olin Corp., 6.63%, 04/01/2033(a)	5,962,000	5,924,551
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	3,538,000	3,688,668
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC(a)	7,003,420	630,308
WR Grace Holdings LLC
5.63%, 08/15/2029(a)	7,708,000	7,367,119
6.63%, 08/15/2032(a)	1,947,000	1,973,264
		37,850,356

The accompanying notes are an integral part of these financial statements.

26

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer/Commercial/Lease Financing - 2.0%
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	$6,194,000	$5,918,436
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	5,839,000	5,861,465
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(a)	3,697,000	3,862,081
		15,641,982
Consumer-Products - 0.5%
Winnebago Industries, Inc., 6.25%, 07/15/2028(a)	3,928,000	3,940,412
Diversified Capital Goods - 1.5%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	3,674,000	3,831,108
Patrick Industries, Inc., 6.38%, 11/01/2032(a)	3,762,000	3,862,855
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	4,137,000	4,176,426
		11,870,389
Electric-Generation - 0.5%
NRG Energy, Inc., 6.25%, 11/01/2034(a)	3,581,000	3,681,107
Electric-Integrated - 1.1%
Alpha Generation LLC, 6.25%, 01/15/2034(a)	4,880,000	4,932,909
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	3,877,000	3,932,844
		8,865,753
Electronics - 0.5%
Sensata Technologies, Inc., 6.63%, 07/15/2032(a)	3,681,000	3,857,309
Energy - Exploration & Production - 3.8%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	3,183,000	3,336,376
California Resources Corp., 7.00%, 01/15/2034(a)	3,135,000	3,089,992
Chord Energy Corp., 6.75%, 03/15/2033(a)	3,857,000	3,991,135
Civitas Resources, Inc., 8.75%, 07/01/2031(a)	2,910,000	3,022,475
DBR Land Holdings LLC, 6.25%, 12/01/2030(a)	3,228,000	3,303,858
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	4,213,000	4,021,357
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(a)	2,247,000	2,227,362
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(a)	4,118,000	4,252,465
Talos Production, Inc., 9.38%, 02/01/2031(a)	2,566,000	2,681,449
		29,926,469

	Par	Value
Environmental - 0.5%
Waste Pro USA, Inc., 7.00%, 02/01/2033(a)	$3,598,000	$3,712,473
Food - Wholesale - 0.4%
Central Garden & Pet Co., 4.13%, 04/30/2031(a)	3,363,000	3,185,252
Forestry/Paper - 1.0%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028(a)	3,925,000	3,866,855
Mercer International, Inc.
12.88%, 10/01/2028(a)	784,000	608,751
5.13%, 02/01/2029	4,691,000	3,011,405
		7,487,011
Gaming - 1.8%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(a)	214,000	210,410
MGM Resorts International, 6.50%, 04/15/2032	4,171,000	4,299,885
Penn Entertainment, Inc., 5.63%, 01/15/2027(a)	4,150,000	4,160,597
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	6,289,000	5,593,881
		14,264,773
Gas Distribution - 3.7%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(a)	3,259,000	3,507,724
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	3,225,000	3,350,217
Golar LNG Ltd., 7.50%, 10/02/2030(a)	3,128,000	3,024,552
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	3,733,000	3,791,056
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,538,000	2,437,156
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(a)	3,646,000	3,852,255
Sunoco LP, 6.63%, 08/15/2032(a)	3,663,000	3,767,090
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	871,000	688,491
9.88%, 02/01/2032(a)	718,000	742,195
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035(a)	3,433,000	3,760,812
		28,921,548
Health Facilities - 1.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	5,497,000	5,558,863
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034(a)	4,679,000	4,920,337
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	3,610,000	3,779,865
		14,259,065
Health Services - 1.0%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	6,123,000	5,552,704
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	1,815,000	1,905,879
		7,458,583

The accompanying notes are an integral part of these financial statements.

27

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Hotels - 1.2%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)	$5,869,000	$5,646,803
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)	3,920,000	3,830,851
		9,477,654
Insurance Brokerage - 2.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031(a)	3,290,000	3,415,564
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	3,992,000	3,929,106
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	2,273,000	2,348,264
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/2033(a)	3,132,000	3,026,271
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	2,616,000	2,674,619
USI, Inc./NY, 7.50%, 01/15/2032(a)	3,910,000	4,102,876
		19,496,700
Investments & Miscellaneous Financial Services - 1.5%
Armor Holdco, Inc., 8.50%, 11/15/2029(a)	3,966,000	4,013,041
Osaic Holdings, Inc., 8.00%, 08/01/2033(a)	4,205,000	4,396,248
WEX, Inc., 6.50%, 03/15/2033(a)	3,195,000	3,283,680
		11,692,969
Leisure - 0.5%
Lindblad Expeditions LLC, 7.00%, 09/15/2030(a)	3,860,000	4,028,508
Machinery - 1.6%
Arcosa, Inc., 6.88%, 08/15/2032(a)	3,670,000	3,882,840
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	4,210,000	4,415,137
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	4,195,000	4,135,669
		12,433,646
Managed Care - 0.6%
Molina Healthcare, Inc., 6.50%, 02/15/2031(a)	4,213,000	4,332,143
Media - Broadcast - 1.6%
CMG Media Corp., 8.88%, 12/15/2027(a)	2,132,000	1,950,780
EW Scripps Co., 9.88%, 08/15/2030(a)	3,901,000	3,898,926
Gray Media, Inc.
10.50%, 07/15/2029(a)	1,587,000	1,709,351
5.38%, 11/15/2031(a)	6,306,000	4,734,261
		12,293,318
Media - Services - 0.3%
Champions Financing, Inc., 8.75%, 02/15/2029(a)	2,392,000	2,360,007
Media Content - 0.4%
Versant Media Group, Inc., 7.25%, 01/30/2031(a)	2,865,000	2,957,409

	Par	Value
Medical Products - 2.3%
Grifols SA, 4.75%, 10/15/2028(a)	$4,331,000	$4,280,500
Insulet Corp., 6.50%, 04/01/2033(a)	3,774,000	3,948,423
Medline Borrower LP, 5.25%, 10/01/2029(a)	3,111,000	3,129,654
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	2,934,000	3,036,723
Varex Imaging Corp., 7.88%, 10/15/2027(a)	3,742,000	3,830,397
		18,225,697
Metals/Mining Excluding Steel - 0.5%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(a)	3,925,000	3,807,914
Oil Field Equipment & Services - 4.8%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028(a)	3,917,650	3,942,553
Enerflex, Inc., 6.88%, 01/15/2031(a)	3,835,000	3,922,982
Kodiak Gas Services LLC, 6.75%, 10/01/2035(a)	3,873,000	3,984,075
Noble Finance II LLC, 8.00%, 04/15/2030(a)	3,692,000	3,838,069
SESI LLC, 7.88%, 09/30/2030(a)	2,936,000	2,892,271
Transocean International Ltd., 8.75%, 02/15/2030(a)	2,149,500	2,247,061
Valaris Ltd., 8.38%, 04/30/2030(a)	4,256,000	4,430,832
WBI Operating LLC, 6.50%, 10/15/2033(a)	5,873,000	5,853,898
Weatherford International Ltd.
8.63%, 04/30/2030(a)	1,746,000	1,790,872
6.75%, 10/15/2033(a)	4,702,000	4,817,867
		37,720,480
Oil Refining & Marketing - 1.2%
Civitas Resources, Inc., 9.63%, 06/15/2033(a)	964,000	1,041,451
International Petroleum Corp., 7.50%, 10/10/2030	1,954,000	1,984,247
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 03/15/2030(a)	1,975,000	2,032,990
7.88%, 09/15/2030(a)	4,197,000	4,045,229
		9,103,917
Packaging - 2.5%
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	3,663,000	3,818,714
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	3,826,000	3,936,742
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031(a)	3,384,000	3,528,131
Trivium Packaging Finance BV
8.25%, 07/15/2030(a)	2,655,000	2,848,154
12.25%, 01/15/2031(a)	769,000	835,054
Veritiv Operating Co., 10.50%, 11/30/2030(a)	3,860,000	4,155,147
		19,121,942
Personal & Household Products - 1.1%
Energizer Holdings, Inc., 6.00%, 09/15/2033(a)	5,089,000	4,887,752
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	4,147,000	3,898,309
		8,786,061

The accompanying notes are an integral part of these financial statements.

28

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - 1.9%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	$3,306,000	$3,440,775
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	3,218,000	3,362,810
Harrow, Inc., 8.63%, 09/15/2030(a)	3,070,000	3,228,612
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(a)	4,634,000	3,841,285
7.88%, 05/15/2034(a)	1,442,000	1,175,492
		15,048,974
Printing & Publishing - 0.6%
Cimpress PLC, 7.38%, 09/15/2032(a)	4,648,000	4,746,788
Real Estate Development & Management - 0.5%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031(a)	3,489,000	3,735,529
Recreation & Travel - 2.0%
Boyne USA, Inc., 4.75%, 05/15/2029(a)	3,809,000	3,759,427
Carnival Corp., 6.13%, 02/15/2033(a)	9,453,000	9,766,036
Motion Bondco DAC, 6.63%, 11/15/2027(a)	1,998,000	1,941,361
		15,466,824
Reinsurance - 0.1%
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045(a)	875,000	921,942
REITs - 0.5%
Rithm Capital Corp., 8.00%, 04/01/2029(a)	2,416,000	2,482,261
Service Properties Trust, 8.63%, 11/15/2031(a)	1,098,000	1,155,586
		3,637,847
Restaurants - 0.4%
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	3,498,000	3,335,168
Software/Services - 4.7%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)	3,641,000	3,871,748
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029(a)	8,356,000	7,273,007
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	4,075,000	4,109,931
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	3,543,000	3,701,337
Sonic Automotive, Inc., 4.88%, 11/15/2031(a)	4,065,000	3,943,542
Titan International, Inc., 7.00%, 04/30/2028	3,870,000	3,892,400
UKG, Inc., 6.88%, 02/01/2031(a)	3,489,000	3,589,459
Virtusa Corp., 7.13%, 12/15/2028(a)	2,518,000	2,483,622
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	3,868,000	3,873,144
		36,738,190

	Par	Value
Specialty Retail - 0.8%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(a)	$2,268,000	$2,433,135
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	3,443,000	3,645,552
		6,078,687
Steel Producers/Products - 0.9%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	3,733,000	3,968,541
Commercial Metals Co., 6.00%, 12/15/2035(a)	2,905,000	2,979,763
		6,948,304
Support-Services - 3.2%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	3,873,000	4,057,958
EquipmentShare.com, Inc.
8.63%, 05/15/2032(a)	3,825,000	4,045,022
8.00%, 03/15/2033(a)	2,037,000	2,145,937
Herc Holdings, Inc., 7.25%, 06/15/2033(a)	4,228,000	4,485,799
Sotheby’s, 7.38%, 10/15/2027(a)	2,703,000	2,688,870
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	2,516,000	2,353,450
ZipRecruiter, Inc., 5.00%, 01/15/2030(a)	6,145,000	4,830,412
		24,607,448
Technology Hardware & Equipment - 0.7%
Seagate Data Storage Technology Pte Ltd., 8.50%, 07/15/2031(a)	3,594,000	3,823,700
Xerox Holdings Corp., 8.88%, 11/30/2029(a)	4,700,000	1,915,216
		5,738,916
Telecom - Satellite - 1.1%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026(a)	5,575,000	4,456,097
Upbound Group, Inc., 6.38%, 02/15/2029(a)	3,958,000	3,903,650
		8,359,747
Telecom - Wireline Integrated & Services - 0.5%
VZ Secured Financing BV, 7.50%, 01/15/2033(a)	3,904,000	3,958,882
Tobacco - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)	3,773,000	4,025,082
TOTAL CORPORATE BONDS (Cost $694,351,763)		683,629,109
BANK LOANS - 5.5%
Advertising - 0.4%
AP Core Holdings II LLC, 9.33% (1 mo. Term SOFR + 5.50%), 09/01/2027 (Acquired 7/21/2021 - 2/10/2023, Cost $3,015,562)(b)	3,036,337	3,039,374
Building Materials - 0.5%
Covia Holdings LLC, First Lien, 6.71% (3 mo. Term SOFR + 2.75%), 02/26/2032(b)	3,919,306	3,897,260

The accompanying notes are an integral part of these financial statements.

29

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Par	Value
BANK LOANS - (Continued)
Cable & Satellite TV - 0.0%(c)
Directv Financing LLC, First Lien, 9.10% (3 mo. Term SOFR + 5.00%), 08/02/2027 (Acquired 8/17/2022, Cost $104,974)(b)	$105,886	$106,217
Chemicals - 2.0%
Fortis 333, Inc., First Lien, 7.17% (3 mo. Term SOFR + 3.50%), 03/27/2032(b)	6,872,465	6,824,358
Mativ Holdings, Inc., 7.58% (1 mo. Term SOFR + 3.75%), 04/20/2028 (Acquired 2/23/2021, Cost $1,166,473)(b)	1,178,256	1,172,364
SCIL USA Holdings LLC, 7.79% (1 mo. Term SOFR + 4.00%), 11/08/2032(b)	7,304,000	7,329,126
		15,325,848
Machinery - 0.7%
Cleanova US Holdings LLC, 8.48% (1 mo. Term SOFR + 4.75%), 06/14/2032(b)	5,859,315	5,888,611
Oil Refining & Marketing - 0.5%
Par Petroleum LLC, First Lien, 6.95% (3 mo. Term SOFR + 3.25%), 02/28/2030(b)	3,687,805	3,707,019
Personal & Household Products - 0.5%
Journey Personal Care Corp., 7.47% (1 mo. Term SOFR + 3.75%), 03/01/2028 (Acquired 2/19/2021, Cost $4,018,234)(b)	4,038,427	4,038,427
Restaurants - 0.5%
Dave & Buster’s, Inc., First Lien, 7.13% (3 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 8/2/2022 - 9/27/2024, Cost $4,143,640)(b)	4,177,306	3,863,361
Support-Services - 0.4%
Summer BC Holdco B SARL, First Lien, 8.93% (3 mo. Term SOFR + 5.00%), 02/15/2029(b)	3,328,655	3,121,662
TOTAL BANK LOANS (Cost $43,168,647)		42,987,779
	Shares
COMMON STOCKS - 2.5%
Advertising - 0.1%
National CineMedia, Inc.	207,497	807,164
National CineMedia, Inc. 5.75% (Acquired 8/17/2023, Cost $0)(b)(e)(f)	6,230,000	0
		807,164
Electronics - 0.1%
Avnet, Inc.	15,129	727,402
Food - Wholesale - 0.1%
Conagra Brands, Inc.	45,788	792,590
Health Care Providers & Services - 0.1%
Elevance Health, Inc.	2,517	882,335
Machinery - 0.1%
Stanley Black & Decker, Inc.	10,222	759,290

	Shares	Value
Metals/Mining Excluding Steel - 0.0%(c)
Metals Recovery Holdings LLC (Acquired 7/19/2012 - 12/10/2019, Cost $27,352,487)(b)(d)(e)	116,127	$38,322
Multi-Utilities - 0.1%
Dominion Energy, Inc.	13,797	808,366
Oil Field Equipment & Services - 0.7%
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $4,753,500)(b)(d)(e)(f)	22,361	5,314,539
Specialty Retail - 1.2%
Authentic Brands Group(b)(e)(f)	65,219	9,193,900
TOTAL COMMON STOCKS (Cost $67,916,934)		19,323,908
CONVERTIBLE PREFERRED STOCKS - 0.7%
Aerospace & Defense - 0.7%
Boeing Co., 6.00%, 10/15/2027	76,930	5,312,786
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,981,790)		5,312,786
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%
Hotels - 0.4%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual	142,464	2,713,939
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,786,040)		2,713,939
	Par
CONVERTIBLE BONDS - 0.1%
Investments & Miscellaneous Financial Services - 0.1%
Euronet Worldwide, Inc., 0.63%, 10/01/2030(a)	$1,161,000	1,061,589
TOTAL CONVERTIBLE BONDS (Cost $1,161,000)		1,061,589
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.67%(g)	551,971	551,971
JPMorgan US Government Money Market Fund - Class IM, 3.72%(g)	7,798,652	7,798,652
TOTAL MONEY MARKET FUNDS (Cost $8,350,623)		8,350,623
TOTAL INVESTMENTS - 98.0% (Cost $821,716,797)		$763,379,733
Other Assets in Excess of Liabilities - 2.0%		15,739,588
TOTAL NET ASSETS - 100.0%		$779,119,321

The accompanying notes are an integral part of these financial statements.

30

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $623,999,465 or 80.1% of the Fund’s net assets.

(b)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of December 31, 2025, the value of these securities total $57,534,540 or 7.4% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	Affiliated security as defined by the Investment Company Act of 1940. See Note 5.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $14,546,761 or 1.9% of net assets as of December 31, 2025.

(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

31

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
December 31, 2025 (Unaudited)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
ASSETS:
Investments, at value	$83,215,660	$360,469,498	$379,542,127	$654,285,339	$821,891,705
Dividends receivable	105,967	518,651	352,881	400,589	1,119,144
Receivable for fund shares sold	11,009	18,812	24,572	620,350	499,142
Dividend tax reclaims receivable	6,278	22,974	9,075	—	2,293
Securities lending income receivable	817	3,651	1,533	—	5,528
Prepaid expenses and other assets	18,699	34,944	27,117	46,358	72,697
Total assets	83,358,430	361,068,530	379,957,305	655,352,636	823,590,509
LIABILITIES:
Payable upon return of securities loaned	2,747,099	3,106,220	452,678	—	4,749,250
Payable for distribution and shareholder servicing fees	53,079	243,087	236,324	217,102	97,643
Payable to Advisor	36,972	210,327	242,989	365,331	427,933
Payable for fund administration and accounting fees	14,906	40,510	39,062	72,571	80,982
Payable for audit fees	10,128	13,381	13,376	14,234	13,241
Payable for custodian fees	8,855	2,152	2,882	6,103	5,229
Payable for capital shares redeemed	2,284	248,367	430,585	535,402	224,639
Payable for investments purchased	—	363,773	—	—	—
Payable for expenses and other liabilities	16,114	55,876	31,356	58,793	36,883
Total liabilities	2,889,437	4,283,693	1,449,252	1,269,536	5,635,800
Commitments and contingencies (Note 7)
NET ASSETS	$ 80,468,993	$356,784,837	$378,508,053	$654,083,100	$817,954,709
Net Assets Consists of:
Capital stock ($0.001, 0.001, 0.001, 0.001 and 0.001 per share)	$2,673	$7,948	$6,522	$8,766	$65,162
Additional paid-in capital	70,972,088	267,493,733	489,558,930	615,281,087	799,343,064
Total accumulated distributable earnings (losses)	9,494,232	89,283,156	(111,057,399)	38,793,247	18,546,483
Total net assets	$ 80,468,993	$356,784,837	$378,508,053	$654,083,100	$817,954,709
Class A
Net assets	$37,111,443	$123,223,343	$114,594,148	$50,360,787	$42,938,240
Shares issued and outstanding(a)	1,228,563	2,754,750	1,998,522	677,639	3,444,628
Net asset value per share	$30.21	$44.73	$57.34	$74.32	$12.47
Max offering price per share (net asset value per share divided by 0.9475, 0.9475, 0.9475, 0.9475 and 0.9475)(1)	$31.88	$47.21	$60.52	$78.44	$13.16
Class C
Net assets	$—	$—	$—	$3,521,080	$—
Shares issued and outstanding(a)	—	—	—	64,256	—
Net asset value per share	$—	$—	$—	$54.80	$—
Class I
Net assets	$43,357,550	$218,491,669	$240,740,938	$550,502,813	$566,472,364
Shares issued and outstanding(a)	1,443,984	4,857,612	4,126,278	7,358,870	45,097,628
Net asset value per share	$30.03	$44.98	$58.34	$74.81	$12.56

The accompanying notes are an integral part of these financial statements.

32

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
December 31, 2025 (Unaudited) (Continued)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
Class Z
Net assets	$—	$15,069,825	$23,172,967	$49,698,420	$208,544,105
Shares issued and outstanding(a)	—	335,499	397,660	664,852	16,619,399
Net asset value per share	$—	$44.92	$58.27	$74.75	$12.55
Cost:
Investments, at cost	$67,303,053	$296,346,017	$366,458,208	$613,766,438	$806,125,175
Loaned Securities:
at value (included in investments)	$2,657,734	$3,024,668	$442,795	$—	$4,549,965

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

33

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
December 31, 2025 (Unaudited) (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
ASSETS:
Investments in unaffiliated securities, at value	$39,882,878	$4,193,010	$5,107,284	$785,951,876	$758,026,872
Investments in affiliated securities, at value	—	—	—	7,705,737	5,352,861
Receivable for fund shares sold	110,051	—	—	1,535,706	1,170,621
Dividends receivable	62,227	5,737	6,080	633,209	151,616
Dividend tax reclaims receivable	23,470	9,093	14,458	175,935	—
Receivable for investments sold	—	—	—	4,116,451	4,037,434
Interest receivable	—	—	—	183	13,382,863
Securities lending income receivable	—	—	—	540	—
Foreign currency, at value	—	20,486	—	—	—
Receivable from Advisor	—	7,924	18,559	—	—
Prepaid expenses and other assets	16,180	8,681	11,818	72,005	59,181
Total assets	40,094,806	4,244,931	5,158,199	800,191,642	782,181,448
LIABILITIES:
Payable for fund administration and accounting fees	18,094	17,499	30,638	71,315	89,192
Payable to Advisor	17,680	—	—	507,269	326,263
Payable for audit fees	8,913	7,714	7,716	16,341	23,165
Payable for custodian fees	5,614	2,712	2,298	10,470	5,723
Payable for distribution and shareholder servicing fees	5,295	—	12	168,984	71,769
Payable for capital shares redeemed	2,362	—	—	112,580	1,333,430
Distributions payable	—	—	—	—	1,183,646
Payable for investments purchased	—	—	—	1,524,510	—
Payable to custodian	—	—	56	—	—
Payable for expenses and other liabilities	6,300	3,709	3,839	22,077	28,939
Total liabilities	64,258	31,634	44,559	2,433,546	3,062,127
Commitments and contingencies (Note 7)
NET ASSETS	$ 40,030,548	$4,213,297	$5,113,640	$797,758,096	$779,119,321
Net Assets Consists of:
Capital stock ($0.001, 0.001, 0.001, 0.001 and 0.001 per share)	$2,553	$309	$434	$19,363	$73,146
Additional paid-in capital	31,337,668	3,103,681	4,209,430	663,645,165	1,225,415,001
Total accumulated distributable earnings (losses)	8,690,327	1,109,307	903,776	134,093,568	(446,368,826)
Total net assets	$ 40,030,548	$4,213,297	$5,113,640	$797,758,096	$779,119,321
Class A
Net assets	$2,872,755	$—	$—	$112,416,658	$27,380,156
Shares issued and outstanding(a)	182,584	—	—	2,722,015	2,594,847
Net asset value per share	$15.73	$—	$—	$41.30	$10.55
Max offering price per share (net asset value per share divided by 0.9475, 0.9475 and 0.9625)(2)	$16.60	$—	$—	$43.59	$10.96

The accompanying notes are an integral part of these financial statements.

34

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
December 31, 2025 (Unaudited) (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
Class C
Net assets	$—	$—	$—	$10,820,676	$—
Shares issued and outstanding(a)	—	—	—	297,505	—
Net asset value per share	$—	$—	$—	$36.37	$—
Class I
Net assets	$37,157,793	$4,213,297	$5,113,640	$594,794,751	$444,866,167
Shares issued and outstanding(a)	2,370,529	309,434	433,923	14,412,105	41,744,691
Net asset value per share	$15.67	$13.62	$11.78	$41.27	$10.66
Class Z
Net assets	$—	$—	$—	$79,726,011	$306,872,998
Shares issued and outstanding(a)	—	—	—	1,931,553	28,806,189
Net asset value per share	$—	$—	$—	$41.28	$10.65
Cost:
Investments in unaffiliated securities, at cost	$33,903,026	$3,220,425	$4,520,520	$675,421,195	$789,610,810
Investments in affiliated securities, at cost	$—	$—	$—	$6,892,250	$32,105,987
Foreign currency, at cost	$—	$20,412	$—	$0	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

35

Hotchkis & Wiley Funds
Statements of Operations
For the Period Ended December 31, 2025 (Unaudited)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	Small Cap Diversified Value Fund
INVESTMENT INCOME:
Dividend income	$907,774	$4,476,930	$4,327,825	$7,312,581	$9,891,988
Less: issuance fees	(9,941)	(45,402)	(60,033)	(226)	(64)
Less: dividend withholding taxes	(12,254)	(50,686)	(122,035)	(45,682)	(7,760)
Interest income	6,318	35,095	158,842	98,126	88,791
Securities lending income	3,047	12,887	14,309	217	15,939
Other income	—	—	—	—	816
Total investment income	894,944	4,428,824	4,318,908	7,365,016	9,989,710
EXPENSES:
Investment advisory fee	283,184	1,290,204	1,437,546	2,778,097	2,626,536
Distribution expenses - Class A	47,305	154,428	142,830	67,954	53,182
Distribution expenses - Class C	—	—	—	17,933	—
Fund administration and accounting fees	32,477	83,513	79,024	147,208	150,952
Shareholder servicing costs - Class I	14,066	152,787	153,440	628,786	301,205
Shareholder servicing costs - Class A	12,604	53,349	47,798	21,921	21,960
Shareholder servicing costs - Class C	—	—	—	1,684	—
Federal and state registration fees	21,043	31,609	28,056	32,404	41,584
Audit fees	10,145	13,473	13,485	14,463	13,434
Transfer agent fees	7,986	47,214	30,505	28,322	29,207
ReFlow fees	7,003	53,062	—	124,905	21,130
Trustees’ fees	4,663	21,521	21,863	43,476	43,842
Custodian fees	3,993	5,854	4,548	10,040	12,974
Legal fees	3,797	17,610	17,932	35,843	36,344
Reports to shareholders	3,342	10,778	11,691	32,542	21,917
Compliance fees	1,105	5,367	5,177	10,311	10,449
Other expenses and fees	6,026	17,551	19,224	34,877	36,121
Total expenses	458,739	1,958,320	2,013,119	4,030,766	3,420,837
Expense reimbursement by Advisor	(80,793)	(21,889)	—	(264,400)	(168,572)
Net expenses	377,946	1,936,431	2,013,119	3,766,366	3,252,265
NET INVESTMENT INCOME	516,998	2,492,393	2,305,789	3,598,650	6,737,445
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,537,950	35,573,745	21,663,790	20,446,545	10,279,868
Net realized gain (loss)	5,537,950	35,573,745	21,663,790	20,446,545	10,279,868
Net change in unrealized appreciation (depreciation) on:
Investments	2,407,702	6,945,847	13,633,366	17,754,914	52,299,890
Net change in unrealized appreciation (depreciation)	2,407,702	6,945,847	13,633,366	17,754,914	52,299,890
Net realized and unrealized gain (loss)	7,945,652	42,519,592	35,297,156	38,201,459	62,579,758
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 8,462,650	$45,011,985	$37,602,945	$41,800,109	$69,317,203

The accompanying notes are an integral part of these financial statements.

36

Hotchkis & Wiley Funds
Statements of Operations
For the Period Ended December 31, 2025 (Unaudited) (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$418,273	$52,379	$66,248	$6,817,226	$809,876
Less: issuance fees	(5,665)	—	—	(162,666)	—
Less: dividend withholding taxes	(34,258)	(8,672)	(12,772)	(286,659)	(2,106)
Dividend income from affiliated securities	—	—	—	—	31,089
Interest income	6,358	1,860	643	340,888	26,564,499
Securities lending income	—	—	—	4,397	—
Other income	—	—	—	—	20,247
Total investment income	384,708	45,567	54,119	6,713,186	27,423,605
EXPENSES:
Investment advisory fee	150,145	18,942	19,637	2,902,353	2,152,887
Fund administration and accounting fees	34,255	37,514	66,424	155,409	176,608
Federal and state registration fees	16,377	10,123	9,065	34,786	31,479
Shareholder servicing costs - Class I	12,628	15	—	265,923	241,025
Shareholder servicing costs - Class A	1,128	—	—	42,298	9,466
Shareholder servicing costs - Class C	—	—	—	3,790	—
Audit fees	8,924	7,716	7,717	16,542	23,331
Custodian fees	4,707	6,844	32,035	14,834	16,404
ReFlow fees	3,951	—	—	44,004	—
Distribution expenses - Class A	3,611	—	—	136,048	34,979
Distribution expenses - Class C	—	—	—	55,892	—
Trustees’ fees	2,266	263	273	42,227	45,580
Legal fees	1,857	218	224	34,710	37,239
Transfer agent fees	1,421	190	166	27,912	21,762
Reports to shareholders	1,290	993	1,036	9,865	14,641
Compliance fees	536	63	64	10,021	10,826
Overdraft fees	—	—	669	—	10
Other expenses and fees	3,499	1,898	2,141	34,943	37,337
Total expenses	246,595	84,779	139,451	3,831,557	2,853,574
Expense reimbursement by Advisor	(48,847)	(62,286)	(114,482)	—	(236,284)
Net expenses	197,748	22,493	24,969	3,831,557	2,617,290
NET INVESTMENT INCOME	186,960	23,074	29,150	2,881,629	24,806,315
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,224,597	476,061	461,769	37,417,948	2,607,133
Taxes withheld	—	—	(2,077)	—	—
Foreign currency translation	(5,006)	(49)	(1,301)	(24,333)	(3)
Net realized gain (loss)	4,219,591	476,012	458,391	37,393,615	2,607,130

The accompanying notes are an integral part of these financial statements.

37

Hotchkis & Wiley Funds
Statements of Operations
For the Period Ended December 31, 2025 (Unaudited) (Continued)

	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund	High Yield Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$(932,051)	$4,299	$(39,060)	$10,752,328	$(5,248,750)
Investments in affiliated securities	—	—	—	(160,488)	(142,041)
Foreign currency translation	(1,165)	(480)	(372)	(15,393)	2
Net change in unrealized appreciation (depreciation)	(933,216)	3,819	(39,432)	10,576,447	(5,390,789)
Net realized and unrealized gain (loss)	3,286,375	479,831	418,959	47,970,062	(2,783,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,473,335	$502,905	$448,109	$50,851,691	$22,022,656

The accompanying notes are an integral part of these financial statements.

38

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Disciplined Value Fund		Large Cap Fundamental Value Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$516,998	$1,379,016	$2,492,393	$6,159,278
Net realized gain (loss)	5,537,950	11,281,701	35,573,745	31,277,052
Net change in unrealized appreciation (depreciation)	2,407,702	(2,603,363)	6,945,847	(2,149,291)
Net increase (decrease) in net assets from operations	8,462,650	10,057,354	45,011,985	35,287,039
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(3,909,959)	(949,154)	(9,345,526)	(13,129,045)
From return of capital - Class A	—	(3,836,546)	—	—
From earnings - Class I	(4,440,075)	(1,456,722)	(17,114,711)	(25,452,648)
From return of capital - Class I	—	(5,888,168)	—	—
From earnings - Class Z	—	—	(935,392)	(1,206,805)
Total distributions to shareholders	(8,350,034)	(12,130,590)	(27,395,629)	(39,788,498)
CAPITAL TRANSACTIONS:
Shares sold - Class A	838,062	1,092,363	2,903,817	3,846,318
Shares issued from reinvestment of distributions - Class A	1,607,812	1,919,741	4,949,580	6,308,628
Shares redeemed - Class A	(1,622,006)	(9,189,817)	(9,142,852)	(22,509,481)
Shares sold - Class I	6,003,795	8,285,638	9,822,458	59,119,226
Shares issued from reinvestment of distributions - Class I	4,215,322	6,934,702	15,295,544	23,064,893
Shares redeemed - Class I	(11,400,373)	(37,511,814)	(57,310,841)	(49,386,749)
Shares sold - Class Z	—	—	38,171,022	11,336,544
Shares issued from reinvestment of distributions - Class Z	—	—	866,128	1,176,751
Shares redeemed - Class Z	—	—	(35,867,393)	(14,430,183)
Net increase (decrease) in net assets from capital transactions	(357,388)	(28,469,187)	(30,312,537)	18,525,947
NET INCREASE (DECREASE) IN NET ASSETS	(244,772)	(30,542,423)	(12,696,181)	14,024,488
NET ASSETS:
Beginning of the period	80,713,765	111,256,188	369,481,018	355,456,530
End of the period	$80,468,993	$80,713,765	$356,784,837	$369,481,018
SHARES TRANSACTIONS
Shares sold - Class A	28,014	34,910	64,920	89,288
Shares issued from reinvestment of distributions - Class A	54,539	63,758	113,392	146,508
Shares redeemed - Class A	(52,667)	(287,178)	(204,601)	(523,006)
Shares sold - Class I	198,923	279,725	218,021	1,336,372
Shares issued from reinvestment of distributions - Class I	143,868	231,930	348,577	532,431
Shares redeemed - Class I	(376,467)	(1,258,955)	(1,261,739)	(1,151,832)
Shares sold - Class Z	—	—	846,743	280,964
Shares issued from reinvestment of distributions - Class Z	—	—	19,766	27,183
Shares redeemed - Class Z	—	—	(788,843)	(347,381)
Total increase (decrease) in shares outstanding	(3,790)	(935,810)	(643,764)	390,527

The accompanying notes are an integral part of these financial statements.

39

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Fund		Small Cap Value Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$2,305,789	$5,084,729	$3,598,650	$5,979,974
Net realized gain (loss)	21,663,790	57,002,019	20,446,545	66,764,042
Net change in unrealized appreciation (depreciation)	13,633,366	(56,805,824)	17,754,914	(70,577,104)
Net increase (decrease) in net assets from operations	37,602,945	5,280,924	41,800,109	2,166,912
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(1,347,910)	(1,166,692)	(354,164)	(4,268,106)
From earnings - Class C	—	—	(3,002)	(350,542)
From earnings - Class I	(3,319,018)	(3,038,308)	(5,828,328)	(57,064,006)
From earnings - Class Z	(367,070)	(462,743)	(642,779)	(2,233,025)
Total distributions to shareholders	(5,033,998)	(4,667,743)	(6,828,273)	(63,915,679)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,056,799	3,086,593	6,530,998	12,436,053
Shares issued from reinvestment of distributions - Class A	739,023	647,278	297,536	3,548,899
Shares redeemed - Class A	(6,443,885)	(13,853,906)	(11,128,689)	(12,346,946)
Shares sold - Class C	—	—	487,601	1,033,252
Shares issued from reinvestment of distributions - Class C	—	—	2,356	275,924
Shares redeemed - Class C	—	—	(445,553)	(1,074,531)
Shares sold - Class I	8,280,917	35,568,785	341,392,915	196,225,037
Shares issued from reinvestment of distributions - Class I	3,003,037	2,727,862	2,454,595	24,108,477
Shares redeemed - Class I	(38,466,806)	(67,200,836)	(465,731,004)	(221,067,354)
Shares sold - Class Z	599,542	2,992,191	91,450,544	122,685,515
Shares issued from reinvestment of distributions - Class Z	350,684	438,334	504,241	1,841,126
Shares redeemed - Class Z	(2,337,097)	(18,033,928)	(90,294,487)	(99,556,960)
Net increase (decrease) in net assets from capital transactions	(33,217,786)	(53,627,627)	(124,478,947)	28,108,492
NET INCREASE (DECREASE) IN NET ASSETS	(648,839)	(53,014,446)	(89,507,111)	(33,640,275)
NET ASSETS:
Beginning of the period	379,156,892	432,171,338	743,590,211	777,230,486
End of the period	$ 378,508,053	$379,156,892	$654,083,100	$743,590,211
SHARES TRANSACTIONS
Shares sold - Class A	19,030	57,599	86,476	166,003
Shares issued from reinvestment of distributions - Class A	12,981	11,479	3,951	45,203
Shares redeemed - Class A	(115,686)	(259,901)	(148,163)	(166,659)
Shares sold - Class C	—	—	8,870	18,889
Shares issued from reinvestment of distributions - Class C	—	—	42	4,756
Shares redeemed - Class C	—	—	(8,129)	(20,189)
Shares sold - Class I	146,150	653,132	4,447,882	2,601,482

The accompanying notes are an integral part of these financial statements.

40

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Fund		Small Cap Value Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Shares issued from reinvestment of distributions - Class I	$51,848	$47,540	$32,383	$304,823
Shares redeemed - Class I	(675,445)	(1,240,865)	(6,082,130)	(3,088,976)
Shares sold - Class Z	10,759	55,588	1,215,638	1,701,130
Shares issued from reinvestment of distributions - Class Z	6,063	7,643	6,658	23,288
Shares redeemed - Class Z	(41,237)	(331,577)	(1,201,633)	(1,393,244)
Total increase (decrease) in shares outstanding	(585,537)	(999,362)	(1,638,155)	196,506

The accompanying notes are an integral part of these financial statements.

41

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Diversified Value Fund		Global Value Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$6,737,445	$13,017,618	$186,960	$644,986
Net realized gain (loss)	10,279,868	74,450,527	4,219,591	3,343,894
Net change in unrealized appreciation (depreciation)	52,299,890	(81,525,089)	(933,216)	1,671,724
Net increase (decrease) in net assets from operations	69,317,203	5,943,056	3,473,335	5,660,604
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(308,694)	(3,145,029)	(244,148)	(367,047)
From earnings - Class I	(6,425,458)	(34,284,965)	(3,415,446)	(4,731,507)
From earnings - Class Z	(2,478,602)	(14,757,752)	—	—
Total distributions to shareholders	(9,212,754)	(52,187,746)	(3,659,594)	(5,098,554)
CAPITAL TRANSACTIONS:
Shares sold - Class A	8,319,774	16,556,903	298,055	474,554
Shares issued from reinvestment of distributions - Class A	173,732	1,800,882	242,483	360,952
Shares redeemed - Class A	(9,939,863)	(21,546,487)	(732,357)	(448,651)
Shares sold - Class I	67,588,314	159,142,227	3,885,836	4,878,958
Shares issued from reinvestment of distributions - Class I	6,363,241	33,974,118	3,414,505	4,730,846
Shares redeemed - Class I	(48,990,545)	(214,507,415)	(6,720,605)	(8,309,853)
Shares sold - Class Z	42,362,132	170,745,052	—	—
Shares issued from reinvestment of distributions - Class Z	2,282,049	13,366,643	—	—
Shares redeemed - Class Z	(41,291,006)	(170,874,724)	—	—
Net increase (decrease) in net assets from capital transactions	26,867,828	(11,342,801)	387,917	1,686,806
NET INCREASE (DECREASE) IN NET ASSETS	86,972,277	(57,587,491)	201,658	2,248,856
NET ASSETS:
Beginning of the period	730,982,432	788,569,923	39,828,890	37,580,034
End of the period	$ 817,954,709	$730,982,432	$40,030,548	$39,828,890
SHARES TRANSACTIONS
Shares sold - Class A	679,311	1,361,276	18,752	30,108
Shares issued from reinvestment of distributions - Class A	13,854	137,999	15,921	24,892
Shares redeemed - Class A	(801,136)	(1,804,590)	(46,133)	(29,736)
Shares sold - Class I	5,459,480	13,459,396	246,093	315,117
Shares issued from reinvestment of distributions - Class I	503,820	2,579,660	225,083	326,942
Shares redeemed - Class I	(3,940,734)	(18,221,822)	(430,314)	(555,469)
Shares sold - Class Z	3,417,315	14,200,460	—	—
Shares issued from reinvestment of distributions - Class Z	180,828	1,016,475	—	—
Shares redeemed - Class Z	(3,299,102)	(14,570,455)	—	—
Total increase (decrease) in shares outstanding	2,213,636	(1,841,601)	29,402	111,854

The accompanying notes are an integral part of these financial statements.

42

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Value Fund		International Small Cap Diversified Value Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$23,074	$101,424	$29,150	$141,683
Net realized gain (loss)	476,012	304,955	458,391	480,694
Net change in unrealized appreciation (depreciation)	3,819	537,582	(39,432)	160,201
Net increase (decrease) in net assets from operations	502,905	943,961	448,109	782,578
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(649,725)	(443,946)	(228,334)	(1,110,034)
Total distributions to shareholders	(649,725)	(443,946)	(228,334)	(1,110,034)
CAPITAL TRANSACTIONS:
Shares sold - Class I	99,348	526,631	2,630	1,527,190
Shares issued from reinvestment of distributions - Class I	359,556	247,522	228,334	1,110,034
Shares redeemed - Class I	(894,408)	(125,526)	(2,535)	(5,707,711)
Net increase (decrease) in net assets from capital transactions	(435,504)	648,627	228,429	(3,070,487)
NET INCREASE (DECREASE) IN NET ASSETS	(582,324)	1,148,642	448,204	(3,397,943)
NET ASSETS:
Beginning of the period	4,795,621	3,646,979	4,665,436	8,063,379
End of the period	$ 4,213,297	$4,795,621	$5,113,640	$4,665,436
SHARES TRANSACTIONS
Shares sold - Class I	6,716	39,140	221	122,951
Shares issued from reinvestment of distributions - Class I	27,363	21,191	19,942	114,910
Shares redeemed - Class I	(59,546)	(10,017)	(221)	(477,179)
Total increase (decrease) in shares outstanding	(25,467)	50,314	19,942	(239,318)

The accompanying notes are an integral part of these financial statements.

43

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Value Opportunities Fund		High Yield Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$2,881,629	$7,758,121	$24,806,315	$54,508,378
Net realized gain (loss)	37,393,615	51,728,867	2,607,130	(22,997,337)
Net change in unrealized appreciation (depreciation)	10,576,447	28,444,086	(5,390,789)	39,912,711
Net increase (decrease) in net assets from operations	50,851,691	87,931,074	22,022,656	71,423,752
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(3,622,308)	(9,254,885)	(852,253)	(2,452,990)
From earnings - Class C	(310,267)	(1,084,233)	—	—
From earnings - Class I	(21,270,746)	(45,016,051)	(14,152,020)	(40,110,586)
From earnings - Class Z	(2,922,613)	(6,072,200)	(9,822,510)	(11,967,496)
Total distributions to shareholders	(28,125,934)	(61,427,369)	(24,826,783)	(54,531,072)
CAPITAL TRANSACTIONS:
Shares sold - Class A	15,927,636	16,922,004	2,140,717	3,335,967
Shares issued from reinvestment of distributions - Class A	2,842,759	7,426,079	761,465	1,469,725
Shares redeemed - Class A	(10,248,353)	(28,740,150)	(3,360,113)	(37,317,195)
Shares sold - Class C	391,928	1,462,517	—	—
Shares issued from reinvestment of distributions - Class C	248,890	908,024	—	—
Shares redeemed - Class C	(1,208,492)	(3,864,595)	—	—
Shares sold - Class I	98,391,312	124,625,492	35,762,976	155,886,483
Shares issued from reinvestment of distributions - Class I	12,978,059	25,896,915	13,732,260	29,067,903
Shares redeemed - Class I	(75,363,509)	(105,474,556)	(52,666,908)	(462,498,106)
Shares sold - Class Z	35,130,297	67,952,997	32,992,048	267,331,607
Shares issued from reinvestment of distributions - Class Z	2,901,312	6,072,194	3,464,060	5,687,877
Shares redeemed - Class Z	(32,084,171)	(67,674,672)	(26,827,222)	(101,729,300)
Net increase (decrease) in net assets from capital transactions	49,907,668	45,512,249	5,999,283	(138,765,039)
NET INCREASE (DECREASE) IN NET ASSETS	72,633,425	72,015,954	3,195,156	(121,872,359)
NET ASSETS:
Beginning of the period	725,124,671	653,108,717	775,924,165	897,796,524
End of the period	$ 797,758,096	$725,124,671	$779,119,321	$775,924,165
SHARES TRANSACTIONS
Shares sold - Class A	387,047	430,588	202,545	317,547
Shares issued from reinvestment of distributions - Class A	69,573	189,489	71,995	139,958
Shares redeemed - Class A	(247,230)	(733,263)	(316,621)	(3,528,416)
Shares sold - Class C	10,721	42,431	—	—
Shares issued from reinvestment of distributions - Class C	6,914	26,213	—	—
Shares redeemed - Class C	(33,219)	(111,922)	—	—
Shares sold - Class I	2,369,832	3,236,272	3,348,152	14,695,488

The accompanying notes are an integral part of these financial statements.

44

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Value Opportunities Fund		High Yield Fund
	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Shares issued from reinvestment of distributions - Class I	$317,934	$660,635	$1,285,664	$2,740,050
Shares redeemed - Class I	(1,830,083)	(2,697,336)	(4,931,174)	(43,725,422)
Shares sold - Class Z	855,886	1,738,834	3,090,897	25,250,504
Shares issued from reinvestment of distributions - Class Z	71,076	154,903	324,478	536,909
Shares redeemed - Class Z	(777,632)	(1,731,611)	(2,512,135)	(9,796,197)
Total increase (decrease) in shares outstanding	1,200,819	1,205,233	563,801	(13,369,579)

The accompanying notes are an integral part of these financial statements.

45

Hotchkis & Wiley Funds
Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)(e)	Ratio of expenses to average net assets after expense reimbursement(d)(e)	Ratio of overdraft and ReFlow fees to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding overdraft and ReFlow fees(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)
Hotchkis & Wiley Large Cap Disciplined Value Fund - Class A
12/31/2025(f)	$30.25	0.18	3.09	3.27	(0.44)	(2.87)	—	(3.31)	$30.21	11.07%	$37,111	1.27%	1.07%	0.02%	1.05%	1.15%	24%
6/30/2025	$30.88	0.40	2.84	3.24	(0.77)	—	(3.10)	(3.87)	$30.25	10.55%	$36,258	1.26%	1.06%	0.01%	1.05%	1.31%	34%
6/30/2024	$26.41	0.41	4.42	4.83	(0.36)	—	—	(0.36)	$30.88	18.48%	$42,843	1.23%	1.05%	0.00%	1.05%	1.44%	34%
6/30/2023	$22.84	0.27	3.50	3.77	(0.20)	—	—	(0.20)	$26.41	16.58%	$34,785	1.25%	1.05%	0.00%(h)	1.05%	1.10%	26%
6/30/2022	$25.18	0.19	(2.30)	(2.11)	(0.23)	—	—	(0.23)	$22.84	-8.49%	$32,489	1.22%	1.05%	0.00%(h)	1.05%	0.72%	28%
6/30/2021	$15.36	0.20	9.96	10.16	(0.34)	—	—	(0.34)	$25.18	66.74%	$43,719	1.24%	1.05%	0.00%(h)	1.05%	1.00%	32%
Hotchkis & Wiley Large Cap Disciplined Value Fund - Class I
12/31/2025(f)	$30.09	0.22	3.07	3.29	(0.48)	(2.87)	—	(3.35)	$30.03	11.20%	$43,358	1.02%	0.82%	0.02%	0.80%	1.39%	24%
6/30/2025	$30.75	0.47	2.83	3.30	(0.79)	—	(3.17)	(3.96)	$30.09	10.81%	$44,456	1.02%	0.80%	0.00%(h)	0.80%	1.54%	34%
6/30/2024	$26.31	0.48	4.41	4.89	(0.45)	—	—	(0.45)	$30.75	18.81%	$68,413	1.01%	0.80%	0.00%	0.80%	1.67%	34%
6/30/2023	$22.76	0.33	3.49	3.82	(0.27)	—	—	(0.27)	$26.31	16.88%	$46,907	1.04%	0.80%	0.00%(h)	0.80%	1.33%	26%
6/30/2022	$25.09	0.25	(2.30)	(2.05)	(0.28)	—	—	(0.28)	$22.76	-8.27%	$50,757	1.01%	0.80%	0.00%(h)	0.80%	0.98%	28%
6/30/2021	$15.31	0.25	9.92	10.17	(0.39)	—	—	(0.39)	$25.09	67.14%	$63,906	1.03%	0.80%	0.00%(h)	0.80%	1.24%	32%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A
12/31/2025(f)	$42.79	0.27	5.16	5.43	(0.66)	(2.83)	—	(3.49)	$44.73	12.91%	$123,223	1.20%	1.20%	0.03%	1.17%	1.21%	30%
6/30/2025	$43.16	0.63	3.55	4.18	(0.59)	(3.96)	—	(4.55)	$42.79	9.62%	$119,011	1.18%	1.18%	0.00%(h)	1.18%	1.46%	40%
6/30/2024	$40.80	0.58	6.17	6.75	(0.58)	(3.81)	—	(4.39)	$43.16	18.03%	$132,425	1.20%	1.20%	0.00%(h)	1.20%	1.40%	22%
6/30/2023	$38.66	0.46	4.84	5.30	(0.40)	(2.76)	—	(3.16)	$40.80	14.08%	$134,901	1.20%	1.20%	0.00%(h)	1.20%	1.14%	26%
6/30/2022	$43.04	0.31	(4.38)	(4.07)	(0.31)	—	—	(0.31)	$38.66	-9.53%	$150,260	1.18%	1.18%	0.00%	1.18%	0.71%	35%
6/30/2021	$26.67	0.33	16.56	16.89	(0.52)	—	—	(0.52)	$43.04	63.82%	$149,051	1.18%	1.18%	0.00%(h)	1.18%	0.96%	25%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class I
12/31/2025(f)	$43.11	0.32	5.20	5.52	(0.82)	(2.83)	—	(3.65)	$44.98	13.02%	$218,492	1.00%	0.98%	0.03%	0.95%	1.42%	30%
6/30/2025	$43.45	0.74	3.58	4.32	(0.70)	(3.96)	—	(4.66)	$43.11	9.89%	$239,357	0.98%	0.95%	0.00%(h)	0.95%	1.70%	40%
6/30/2024	$41.06	0.68	6.21	6.89	(0.69)	(3.81)	—	(4.50)	$43.45	18.30%	$210,124	0.98%	0.95%	0.00%(h)	0.95%	1.63%	22%
6/30/2023	$38.92	0.57	4.86	5.43	(0.53)	(2.76)	—	(3.29)	$41.06	14.35%	$219,456	0.99%	0.95%	0.00%(h)	0.95%	1.40%	26%
6/30/2022	$43.29	0.41	(4.40)	(3.99)	(0.38)	—	—	(0.38)	$38.92	-9.31%	$214,692	0.97%	0.95%	0.00%	0.95%	0.93%	35%
6/30/2021	$26.81	0.41	16.64	17.05	(0.57)	—	—	(0.57)	$43.29	64.20%	$293,318	0.98%	0.95%	0.00%(h)	0.95%	1.19%	25%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class Z
12/31/2025(f)	$43.10	0.34	5.21	5.55	(0.90)	(2.83)	—	(3.73)	$44.92	13.11%	$15,070	0.88%	0.88%	0.03%	0.85%	1.50%	30%
6/30/2025	$43.45	0.77	3.59	4.36	(0.75)	(3.96)	—	(4.71)	$43.10	9.98%	$11,114	0.85%	0.85%	0.00%(h)	0.85%	1.78%	40%
6/30/2024	$41.06	0.72	6.21	6.93	(0.73)	(3.81)	—	(4.54)	$43.45	18.42%	$12,907	0.85%	0.85%	0.00%(h)	0.85%	1.74%	22%
6/30/2023	$38.92	0.54	4.93	5.47	(0.57)	(2.76)	—	(3.33)	$41.06	14.46%	$13,023	0.87%	0.87%	0.00%(h)	0.87%	1.34%	26%
6/30/2022	$43.30	0.46	(4.40)	(3.94)	(0.44)	—	—	(0.44)	$38.92	-9.22%	$35,081	0.86%	0.86%	0.00%	0.86%	1.07%	35%
6/30/2021	$26.82	0.47	16.63	17.10	(0.62)	—	—	(0.62)	$43.30	64.34%	$12,958	0.84%	0.84%	0.00%(h)	0.84%	1.32%	25%
Hotchkis & Wiley Mid-Cap Value Fund - Class A
12/31/2025(f)	$52.65	0.30	5.06	5.36	(0.67)	—	—	(0.67)	$57.34	10.19%	$114,594	1.20%	1.20%	0.00%	1.20%	1.05%	21%
6/30/2025	$52.62	0.58	(0.01)	0.57	(0.54)	—	—	(0.54)	$52.65	1.01%	$109,621	1.21%	1.21%	0.00%	1.21%	1.08%	31%
6/30/2024	$45.55	0.40	6.73	7.13	(0.06)	—	—	(0.06)	$52.62	15.65%	$119,610	1.20%	1.20%	0.00%(h)	1.20%	0.80%	28%
6/30/2023	$39.99	0.43	5.26	5.69	(0.13)	—	—	(0.13)	$45.55	14.24%	$120,783	1.21%	1.21%	0.00%(h)	1.21%	0.97%	35%
6/30/2022	$41.52	0.13	(1.15)	(1.02)	(0.51)	—	—	(0.51)	$39.99	-2.54%	$111,771	1.21%	1.21%	0.00%(h)	1.21%	0.31%	41%
6/30/2021	$21.93	0.43	19.87	20.30	(0.71)	—	—	(0.71)	$41.52	93.63%	$118,947	1.23%	1.23%	0.00%(h)	1.23%	1.35%	37%
Hotchkis & Wiley Mid-Cap Value Fund - Class I
12/31/2025(f)	$53.63	0.36	5.16	5.52	(0.81)	—	—	(0.81)	$58.34	10.31%	$240,741	1.00%	1.00%	0.00%	1.00%	1.26%	21%
6/30/2025	$53.57	0.69	0.00(g)	0.69	(0.63)	—	—	(0.63)	$53.63	1.21%	$246,896	1.00%	1.00%	0.00%	1.00%	1.28%	31%
6/30/2024	$46.37	0.51	6.84	7.35	(0.15)	—	—	(0.15)	$53.57	15.88%	$275,563	1.00%	1.00%	0.00%(h)	1.00%	1.00%	28%
6/30/2023	$40.71	0.53	5.35	5.88	(0.22)	—	—	(0.22)	$46.37	14.47%	$289,249	1.00%	1.00%	0.00%(h)	1.00%	1.18%	35%
6/30/2022	$42.23	0.22	(1.18)	(0.96)	(0.56)	—	—	(0.56)	$40.71	-2.34%	$286,887	1.01%	1.01%	0.00%(h)	1.01%	0.51%	41%
6/30/2021	$22.27	0.48	20.20	20.68	(0.72)	—	—	(0.72)	$42.23	93.96%	$302,584	1.04%	1.04%	0.00%(h)	1.04%	1.50%	37%
Hotchkis & Wiley Mid-Cap Value Fund - Class Z
12/31/2025(f)	$53.64	0.40	5.16	5.56	(0.93)	—	—	(0.93)	$58.27	10.38%	$23,173	0.87%	0.87%	0.00%	0.87%	1.38%	21%
6/30/2025	$53.59	0.76	0.00(g)	0.76	(0.71)	—	—	(0.71)	$53.64	1.33%	$22,640	0.88%	0.88%	0.00%	0.88%	1.40%	31%
6/30/2024	$46.38	0.58	6.85	7.43	(0.22)	—	—	(0.22)	$53.59	16.05%	$36,998	0.88%	0.88%	0.00%(h)	0.88%	1.14%	28%
6/30/2023	$40.72	0.58	5.36	5.94	(0.28)	—	—	(0.28)	$46.38	14.60%	$30,591	0.88%	0.88%	0.00%(h)	0.88%	1.30%	35%
6/30/2022	$42.25	0.29	(1.19)	(0.90)	(0.63)	—	—	(0.63)	$40.72	-2.23%	$30,870	0.87%	0.87%	0.00%(h)	0.87%	0.65%	41%
6/30/2021	$22.26	0.56	20.19	20.75	(0.76)	—	—	(0.76)	$42.25	94.35%	$22,879	0.88%	0.88%	0.00%(h)	0.88%	1.75%	37%
Hotchkis & Wiley Small Cap Value Fund - Class A
12/31/2025(f)	$71.02	0.29	3.53	3.82	(0.52)	—	—	(0.52)	$74.32	5.36%	$50,361	1.22%	1.22%	0.03%	1.19%	0.77%	11%
6/30/2025	$75.70	0.42	0.94	1.36	(0.64)	(5.40)	—	(6.04)	$71.02	1.04%	$52,228	1.20%	1.20%	0.02%	1.18%	0.56%	41%
6/30/2024	$69.26	0.52	7.28	7.80	(0.37)	(0.99)	—	(1.36)	$75.70	11.41%	$52,298	1.20%	1.20%	0.00%	1.20%	0.70%	45%
6/30/2023	$65.67	0.60	11.72	12.32	(0.34)	(8.39)	—	(8.73)	$69.26	19.49%	$50,327	1.21%	1.21%	0.00%	1.21%	0.86%	42%
6/30/2022	$68.24	0.16	(2.58)	(2.42)	(0.15)	—	—	(0.15)	$65.67	-3.56%	$33,250	1.21%	1.21%	0.00%(h)	1.21%	0.23%	49%
6/30/2021	$38.03	0.14	30.41	30.55	(0.34)	—	—	(0.34)	$68.24	80.58%	$35,039	1.25%	1.25%	0.00%(h)	1.25%	0.27%	36%
Hotchkis & Wiley Small Cap Value Fund - Class C
12/31/2025(f)	$52.25	0.00(g)	2.60	2.60	(0.05)	—	—	(0.05)	$54.80	4.97%	$3,521	1.98%	1.98%	0.03%	1.95%	0.01%	11%
6/30/2025	$57.33	(0.12)	0.85	0.73	(0.41)	(5.40)	—	(5.81)	$52.25	0.28%	$3,317	1.96%	1.96%	0.02%	1.94%	(0.22)%	41%
6/30/2024	$53.05	(0.01)	5.53	5.52	(0.25)	(0.99)	—	(1.24)	$57.33	10.60%	$3,441	1.95%	1.95%	0.00%	1.95%	(0.02)%	45%
6/30/2023	$52.23	0.08	9.21	9.29	(0.08)	(8.39)	—	(8.47)	$53.05	18.60%	$2,181	1.96%	1.96%	0.00%	1.96%	0.15%	42%
6/30/2022	$54.55	(0.27)	(2.05)	(2.32)	—	—	—	—	$52.23	-4.25%	$1,157	1.94%	1.94%	0.00%(h)	1.94%	(0.48)%	49%
6/30/2021	$30.49	(0.19)	24.33	24.14	(0.08)	—	—	(0.08)	$54.55	79.25%	$2,026	1.99%	1.99%	0.00%(h)	1.99%	(0.46)%	36%

The accompanying notes are an integral part of these financial statements.

46

Hotchkis & Wiley Funds
Financial Highlights (Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)(e)	Ratio of expenses to average net assets after expense reimbursement(d)(e)	Ratio of overdraft and ReFlow fees to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding overdraft and ReFlow fees(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)
Hotchkis & Wiley Small Cap Value Fund - Class I
12/31/2025(f)	$71.63	0.37	3.56	3.93	(0.75)	—	—	(0.75)	$74.81	5.48%	$550,503	1.09%	1.00%	0.03%	0.97%	0.98%	11%
6/30/2025	$76.30	0.57	0.97	1.54	(0.81)	(5.40)	—	(6.21)	$71.63	1.25%	$641,874	1.06%	0.99%	0.02%	0.97%	0.76%	41%
6/30/2024	$69.72	0.69	7.34	8.03	(0.46)	(0.99)	—	(1.45)	$76.30	11.68%	$697,603	1.05%	0.97%	0.00%	0.97%	0.94%	45%
6/30/2023	$66.00	0.74	11.79	12.53	(0.42)	(8.39)	—	(8.81)	$69.72	19.73%	$627,132	1.06%	1.01%	0.00%	1.01%	1.07%	42%
6/30/2022	$68.58	0.27	(2.59)	(2.32)	(0.26)	—	—	(0.26)	$66.00	-3.42%	$510,545	1.06%	1.06%	0.00%(h)	1.06%	0.38%	49%
6/30/2021	$38.22	0.23	30.56	30.79	(0.43)	—	—	(0.43)	$68.58	80.88%	$512,396	1.07%	1.07%	0.00%(h)	1.07%	0.44%	36%
Hotchkis & Wiley Small Cap Value Fund - Class Z
12/31/2025(f)	$71.67	0.42	3.56	3.98	(0.90)	—	—	(0.90)	$74.75	5.54%	$49,698	0.89%	0.89%	0.03%	0.86%	1.11%	11%
6/30/2025	$76.32	0.68	0.93	1.61	(0.86)	(5.40)	—	(6.26)	$71.67	1.35%	$46,172	0.89%	0.89%	0.02%	0.87%	0.92%	41%
6/30/2024	$69.73	0.81	7.30	8.11	(0.53)	(0.99)	—	(1.52)	$76.32	11.80%	$23,889	0.86%	0.86%	0.00%	0.86%	1.08%	45%
6/30/2023	$66.04	0.85	11.78	12.63	(0.55)	(8.39)	—	(8.94)	$69.73	19.90%	$11,434	0.87%	0.87%	0.00%	0.87%	1.22%	42%
6/30/2022	$68.62	0.42	(2.60)	(2.18)	(0.40)	—	—	(0.40)	$66.04	-3.22%	$9,394	0.86%	0.86%	0.00%(h)	0.86%	0.59%	49%
6/30/2021	$38.23	0.35	30.55	30.90	(0.51)	—	—	(0.51)	$68.62	81.23%	$10,246	0.87%	0.87%	0.00%(h)	0.87%	0.65%	36%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class A
12/31/2025(f)	$11.50	0.09	0.97	1.06	(0.09)	—	—	(0.09)	$12.47	9.22%	$42,938	1.11%	1.06%	0.01%	1.05%	1.41%	24%
6/30/2025	$12.07	0.16	0.02	0.18	(0.08)	(0.67)	—	(0.75)	$11.50	0.75%	$40,858	1.13%	1.06%	0.01%	1.05%	1.34%	60%
6/30/2024	$12.16	0.16	0.80	0.96	(0.18)	(0.87)	—	(1.05)	$12.07	8.33%	$46,561	1.12%	1.05%	0.00%	1.05%	1.34%	54%
6/30/2023	$11.83	0.18	1.22	1.40	(0.16)	(0.91)	—	(1.07)	$12.16	12.12%	$36,173	1.14%	1.05%	0.00%	1.05%	1.54%	52%
6/30/2022	$13.91	0.13	(1.36)	(1.23)	(0.12)	(0.73)	—	(0.85)	$11.83	-9.57%	$5,839	1.15%	1.05%	0.00%	1.05%	0.98%	38%
6/30/2021	$7.83	0.11	6.06	6.17	(0.09)	—	—	(0.09)	$13.91	79.09%	$8,668	1.14%	1.05%	0.00%	1.05%	0.96%	42%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class I
12/31/2025(f)	$11.62	0.10	0.98	1.08	(0.14)	—	—	(0.14)	$12.56	9.32%	$566,472	0.86%	0.81%	0.01%	0.80%	1.67%	24%
6/30/2025	$12.18	0.20	0.02	0.22	(0.11)	(0.67)	—	(0.78)	$11.62	1.01%	$500,585	0.88%	0.81%	0.01%	0.80%	1.60%	60%
6/30/2024	$12.26	0.19	0.80	0.99	(0.20)	(0.87)	—	(1.07)	$12.18	8.53%	$551,237	0.86%	0.80%	0.00%(h)	0.80%	1.59%	54%
6/30/2023	$11.91	0.21	1.24	1.45	(0.19)	(0.91)	—	(1.10)	$12.26	12.47%	$551,324	0.87%	0.80%	0.00%	0.80%	1.69%	52%
6/30/2022	$13.99	0.17	(1.38)	(1.21)	(0.14)	(0.73)	—	(0.87)	$11.91	-9.34%	$461,866	0.87%	0.80%	0.00%	0.80%	1.26%	38%
6/30/2021	$7.88	0.14	6.07	6.21	(0.10)	—	—	(0.10)	$13.99	79.26%	$427,708	0.87%	0.80%	0.00%	0.80%	1.21%	42%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class Z
12/31/2025(f)	$11.61	0.11	0.98	1.09	(0.15)	—	—	(0.15)	$12.55	9.39%	$208,544	0.76%	0.76%	0.01%	0.75%	1.72%	24%
6/30/2025	$12.17	0.20	0.02	0.22	(0.11)	(0.67)	—	(0.78)	$11.61	1.06%	$189,539	0.78%	0.78%	0.02%	0.76%	1.63%	60%
6/30/2024	$12.25	0.20	0.79	0.99	(0.20)	(0.87)	—	(1.07)	$12.17	8.57%	$190,772	0.76%	0.76%	0.00%(h)	0.76%	1.64%	54%
6/30/2023	$11.90	0.21	1.24	1.45	(0.19)	(0.91)	—	(1.10)	$12.25	12.54%	$77,815	0.77%	0.77%	0.00%	0.77%	1.72%	52%
6/30/2022	$13.99	0.18	(1.39)	(1.21)	(0.15)	(0.73)	—	(0.88)	$11.90	-9.38%	$2,458	0.76%	0.76%	0.00%	0.76%	1.33%	38%
6/30/2021	$7.87	0.15	6.07	6.22	(0.10)	—	—	(0.10)	$13.99	79.45%	$1,186	0.77%	0.77%	0.00%	0.77%	1.25%	42%
Hotchkis & Wiley Global Value Fund - Class A
12/31/2025(f)	$15.80	0.06	1.32	1.38	(0.22)	(1.23)	—	(1.45)	$15.73	9.04%	$2,873	1.47%	1.22%	0.02%	1.20%	0.70%	35%
6/30/2025	$15.60	0.23	2.03	2.26	(0.18)	(1.88)	—	(2.06)	$15.80	15.70%	$3,066	1.54%	1.20%	0.00%(h)	1.20%	1.50%	51%
6/30/2024	$14.30	0.22	2.63	2.85	(0.21)	(1.34)	—	(1.55)	$15.60	21.33%	$2,632	1.51%	1.20%	0.00%(h)	1.20%	1.49%	48%
6/30/2023	$12.63	0.13	2.00	2.13	(0.10)	(0.36)	—	(0.46)	$14.30	17.30%	$1,535	1.50%	1.20%	0.00%	1.20%	0.96%	39%
6/30/2022	$14.43	0.11	(1.84)	(1.73)	(0.07)	—	—	(0.07)	$12.63	-12.07%	$1,290	1.46%	1.20%	0.00%(h)	1.20%	0.73%	38%
6/30/2021	$8.96	0.08	5.54	5.62	(0.15)	—	—	(0.15)	$14.43	63.05%	$1,484	1.48%	1.20%	0.00%(h)	1.20%	0.58%	39%
Hotchkis & Wiley Global Value Fund - Class I
12/31/2025(f)	$15.78	0.08	1.32	1.40	(0.28)	(1.23)	—	(1.51)	$15.67	9.19%	$37,158	1.21%	0.97%	0.02%	0.95%	0.95%	35%
6/30/2025	$15.58	0.26	2.04	2.30	(0.22)	(1.88)	—	(2.10)	$15.78	16.00%	$36,763	1.26%	0.95%	0.00%(h)	0.95%	1.72%	51%
6/30/2024	$14.31	0.25	2.62	2.87	(0.26)	(1.34)	—	(1.60)	$15.58	21.57%	$34,948	1.24%	0.95%	0.00%(h)	0.95%	1.66%	48%
6/30/2023	$12.64	0.16	2.01	2.17	(0.14)	(0.36)	—	(0.50)	$14.31	17.61%	$31,599	1.25%	0.95%	0.00%	0.95%	1.17%	39%
6/30/2022	$14.44	0.14	(1.84)	(1.70)	(0.10)	—	—	(0.10)	$12.64	-11.86%	$31,800	1.22%	0.95%	0.00%(h)	0.95%	0.98%	38%
6/30/2021	$8.96	0.10	5.56	5.66	(0.18)	—	—	(0.18)	$14.44	63.58%	$36,025	1.29%	0.95%	0.00%(h)	0.95%	0.83%	39%
Hotchkis & Wiley International Value Fund - Class I
12/31/2025(f)	$14.32	0.07	1.53	1.60	(0.38)	(1.92)	—	(2.30)	$13.62	11.77%	$4,213	3.58%	0.95%	0.00%	0.95%	0.97%	18%
6/30/2025	$12.81	0.34	2.73	3.07	(0.29)	(1.27)	—	(1.56)	$14.32	26.60%	$4,796	4.34%	0.95%	0.00%(h)	0.95%	2.64%	35%
6/30/2024	$12.22	0.33	1.27	1.60	(0.31)	(0.70)	—	(1.01)	$12.81	14.18%	$3,647	4.57%	0.95%	0.00%(h)	0.95%	2.66%	35%
6/30/2023	$10.35	0.26	1.96	2.22	(0.23)	(0.12)	—	(0.35)	$12.22	21.88%	$3,310	5.08%	0.95%	0.00%	0.95%	2.37%	26%
6/30/2022	$11.66	0.27	(1.41)	(1.14)	(0.17)	—	—	(0.17)	$10.35	-9.82%	$2,708	4.87%	0.95%	0.00%(h)	0.95%	2.35%	20%
6/30/2021	$7.59	0.15	4.04	4.19	(0.12)	—	—	(0.12)	$11.66	55.37%	$2,554	5.13%	0.95%	0.00%(h)	0.95%	1.56%	29%
Hotchkis & Wiley International Small Cap Diversified Value Fund - Class I
12/31/2025(f)	$11.27	0.07	0.99	1.06	(0.34)	(0.21)	—	(0.55)	$11.78	9.56%	$5,114	5.68%	1.02%	0.03%	0.99%	1.19%	33%
6/30/2025	$12.34	0.28	1.67	1.95	(0.70)	(2.32)	—	(3.02)	$11.27	19.82%	$4,665	4.94%	1.00%	0.01%	0.99%	2.45%	63%
6/30/2024	$11.43	0.29	1.41	1.70	(0.51)	(0.28)	—	(0.79)	$12.34	15.63%	$8,063	3.95%	0.99%	0.00%(h)	0.99%	2.48%	62%
6/30/2023	$10.29	0.29	1.41	1.70	(0.20)	(0.36)	—	(0.56)	$11.43	17.07%	$6,607	4.59%	0.99%	0.00%(h)	0.99%	2.72%	78%
6/30/2022	$14.83	0.25	(2.01)	(1.76)	(0.39)	(2.39)	—	(2.78)	$10.29	-14.28%	$5,709	4.23%	0.99%	0.00%	0.99%	1.92%	45%
6/30/2021(i)	$10.00	0.24	4.87	5.11	(0.08)	(0.20)	—	(0.28)	$14.83	51.58%	$6,661	4.27%	0.99%	0.00%(h)	0.99%	1.91%	63%
Hotchkis & Wiley Value Opportunities Fund - Class A
12/31/2025(f)	$39.95	0.12	2.61	2.73	(0.32)	(1.06)	—	(1.38)	$41.30	6.87%	$112,417	1.19%	1.19%	0.01%	1.18%	0.55%	29%
6/30/2025	$38.56	0.37	4.69	5.06	(0.39)	(3.28)	—	(3.67)	$39.95	13.31%	$100,388	1.20%	1.20%	0.02%	1.18%	0.93%	78%
6/30/2024	$35.34	0.41	5.80	6.21	(0.29)	(2.70)	—	(2.99)	$38.56	18.68%	$101,253	1.18%	1.18%	0.00%	1.18%	1.10%	71%
6/30/2023	$29.09	0.26	6.75	7.01	(0.04)	(0.72)	—	(0.76)	$35.34	24.36%	$81,197	1.21%	1.21%	0.00%(h)	1.21%	0.80%	88%
6/30/2022	$37.43	0.07	(3.68)	(3.61)	(0.36)	(4.37)	—	(4.73)	$29.09	-11.72%	$70,350	1.20%	1.20%	0.00%(h)	1.20%	0.19%	75%
6/30/2021	$22.66	0.43	15.06	15.49	(0.72)	—	—	(0.72)	$37.43	69.24%	$83,243	1.24%	1.24%	0.00%(h)	1.24%	1.43%	76%

The accompanying notes are an integral part of these financial statements.

47

Hotchkis & Wiley Funds
Financial Highlights (Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)(e)	Ratio of expenses to average net assets after expense reimbursement(d)(e)	Ratio of overdraft and ReFlow fees to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding overdraft and ReFlow fees(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)
Hotchkis & Wiley Value Opportunities Fund - Class C
12/31/2025(f)	$35.17	(0.04)	2.30	2.26	—	(1.06)	—	(1.06)	$36.37	6.45%	$10,821	1.93%	1.93%	0.01%	1.92%	(0.19)%	29%
6/30/2025	$34.34	0.06	4.18	4.24	(0.13)	(3.28)	—	(3.41)	$35.17	12.50%	$11,010	1.93%	1.93%	0.02%	1.91%	0.17%	78%
6/30/2024	$31.76	0.12	5.20	5.32	(0.04)	(2.70)	—	(2.74)	$34.34	17.85%	$12,237	1.90%	1.90%	0.00%	1.90%	0.35%	71%
6/30/2023	$26.37	0.03	6.08	6.11	—	(0.72)	—	(0.72)	$31.76	23.44%	$18,818	1.92%	1.92%	0.00%(h)	1.92%	0.10%	88%
6/30/2022	$34.31	(0.18)	(3.31)	(3.49)	(0.08)	(4.37)	—	(4.45)	$26.37	-12.34%	$19,575	1.91%	1.91%	0.00%(h)	1.91%	(0.55)%	75%
6/30/2021	$20.87	0.21	13.83	14.04	(0.60)	—	—	(0.60)	$34.31	68.05%	$27,089	1.93%	1.93%	0.00%(h)	1.93%	0.76%	76%
Hotchkis & Wiley Value Opportunities Fund - Class I
12/31/2025(f)	$40.01	0.16	2.62	2.78	(0.46)	(1.06)	—	(1.52)	$41.27	6.99%	$594,795	0.95%	0.95%	0.01%	0.94%	0.78%	29%
6/30/2025	$38.61	0.47	4.70	5.17	(0.49)	(3.28)	—	(3.77)	$40.01	13.58%	$542,351	0.97%	0.97%	0.02%	0.95%	1.19%	78%
6/30/2024	$35.38	0.50	5.81	6.31	(0.38)	(2.70)	—	(3.08)	$38.61	18.97%	$477,029	0.95%	0.95%	0.00%	0.95%	1.35%	71%
6/30/2023	$29.09	0.35	6.74	7.09	(0.08)	(0.72)	—	(0.80)	$35.38	24.67%	$384,206	0.96%	0.96%	0.00%(h)	0.96%	1.05%	88%
6/30/2022	$37.42	0.16	(3.67)	(3.51)	(0.45)	(4.37)	—	(4.82)	$29.09	-11.50%	$326,559	0.94%	0.94%	0.00%(h)	0.94%	0.44%	75%
6/30/2021	$22.61	0.50	15.06	15.56	(0.75)	—	—	(0.75)	$37.42	69.77%	$390,241	0.94%	0.94%	0.00%(h)	0.94%	1.69%	76%
Hotchkis & Wiley Value Opportunities Fund - Class Z
12/31/2025(f)	$40.05	0.18	2.63	2.81	(0.52)	(1.06)	—	(1.58)	$41.28	7.05%	$79,726	0.86%	0.86%	0.01%	0.85%	0.86%	29%
6/30/2025	$38.63	0.50	4.71	5.21	(0.51)	(3.28)	—	(3.79)	$40.05	13.70%	$71,376	0.88%	0.88%	0.02%	0.86%	1.28%	78%
6/30/2024	$35.40	0.53	5.81	6.34	(0.41)	(2.70)	—	(3.11)	$38.63	19.06%	$62,589	0.86%	0.86%	0.00%	0.86%	1.43%	71%
6/30/2023	$29.09	0.38	6.74	7.12	(0.09)	(0.72)	—	(0.81)	$35.40	24.74%	$51,068	0.87%	0.87%	0.00%(h)	0.87%	1.14%	88%
6/30/2022	$37.43	0.19	(3.68)	(3.49)	(0.48)	(4.37)	—	(4.85)	$29.09	-11.40%	$40,582	0.86%	0.86%	0.00%(h)	0.86%	0.52%	75%
6/30/2021	$22.62	0.55	15.04	15.59	(0.78)	—	—	(0.78)	$37.43	69.86%	$43,886	0.87%	0.87%	0.00%(h)	0.87%	1.81%	76%
Hotchkis & Wiley High Yield Fund - Class A
12/31/2025(f)	$10.59	0.32	(0.04)	0.28	(0.32)	—	—	(0.32)	$10.55	2.72%	$27,380	0.97%	0.92%	0.00%(h)	0.92%	6.09%	26%
6/30/2025	$10.35	0.63	0.24	0.87	(0.63)	—	—	(0.63)	$10.59	8.63%	$27,917	0.98%	0.91%	0.00%(h)	0.91%	5.97%	41%
6/30/2024	$10.04	0.62	0.31	0.93	(0.62)	—	—	(0.62)	$10.35	9.48%	$59,081	0.97%	0.92%	0.00%(h)	0.92%	6.06%	44%
6/30/2023	$9.75	0.55	0.29	0.84	(0.55)	—	—	(0.55)	$10.04	8.80%	$28,521	0.98%	0.92%	0.00%(h)	0.92%	5.52%	36%
6/30/2022	$11.48	0.48	(1.73)	(1.25)	(0.48)	—	—	(0.48)	$9.75	-11.28%	$29,066	0.98%	0.93%	0.00%(h)	0.93%	4.33%	40%
6/30/2021	$10.13	0.56	1.33	1.89	(0.54)	—	—	(0.54)	$11.48	19.09%	$39,312	0.97%	0.91%	0.00%(h)	0.91%	5.12%	82%
Hotchkis & Wiley High Yield Fund - Class I
12/31/2025(f)	$10.69	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	$10.66	2.93%	$444,866	0.76%	0.70%	0.00%(h)	0.70%	6.31%	26%
6/30/2025	$10.45	0.65	0.25	0.90	(0.66)	—	—	(0.66)	$10.69	8.82%	$449,519	0.78%	0.70%	0.00%(h)	0.70%	6.18%	41%
6/30/2024	$10.14	0.64	0.31	0.95	(0.64)	—	—	(0.64)	$10.45	9.68%	$714,184	0.77%	0.70%	0.00%(h)	0.70%	6.25%	44%
6/30/2023	$9.83	0.57	0.31	0.88	(0.57)	—	—	(0.57)	$10.14	9.23%	$723,548	0.77%	0.70%	0.00%(h)	0.70%	5.73%	36%
6/30/2022	$11.58	0.51	(1.75)	(1.24)	(0.51)	—	—	(0.51)	$9.83	-11.12%	$642,934	0.77%	0.70%	0.00%(h)	0.70%	4.56%	40%
6/30/2021	$10.22	0.59	1.34	1.93	(0.57)	—	—	(0.57)	$11.58	19.32%	$857,715	0.75%	0.70%	0.00%(h)	0.70%	5.34%	82%
Hotchkis & Wiley High Yield Fund - Class Z
12/31/2025(f)	$10.69	0.34	(0.04)	0.30	(0.34)	—	—	(0.34)	$10.65	2.89%	$306,873	0.66%	0.60%	0.00%(h)	0.60%	6.41%	26%
6/30/2025	$10.45	0.68	0.23	0.91	(0.67)	—	—	(0.67)	$10.69	8.94%	$298,236	0.67%	0.60%	0.00%(h)	0.60%	6.40%	41%
6/30/2024	$10.14	0.65	0.31	0.96	(0.65)	—	—	(0.65)	$10.45	9.90%	$124,439	0.65%	0.60%	0.00%(h)	0.60%	6.34%	44%
6/30/2023	$9.83	0.58	0.31	0.89	(0.58)	—	—	(0.58)	$10.14	9.23%	$149,231	0.66%	0.60%	0.00%(h)	0.60%	5.84%	36%
6/30/2022	$11.58	0.52	(1.75)	(1.23)	(0.52)	—	—	(0.52)	$9.83	-11.04%	$131,847	0.65%	0.60%	0.00%(h)	0.60%	4.66%	40%
6/30/2021	$10.22	0.61	1.33	1.94	(0.58)	—	—	(0.58)	$11.58	19.44%	$211,034	0.65%	0.60%	0.00%(h)	0.60%	5.56%	82%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year. Total return for Class A and Class C shares of the Funds do not reflect applicable sales loads.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	Amount represents less than 0.005%.
(i)	Period from June 30, 2020 (commencement of operations) to June 30, 2021.
The accompanying notes are an integral part of these financial statements.

48

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1. ORGANIZATION.
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series. The Hotchkis & Wiley Large Cap Disciplined Value Fund, the Hotchkis & Wiley Large Cap Fundamental Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Small Cap Diversified Value Fund, the Hotchkis & Wiley Global Value Fund, the Hotchkis & Wiley International Value Fund, the Hotchkis & Wiley International Small Cap Diversified Value Fund and the Hotchkis & Wiley High Yield Fund (collectively, the “H&W Funds”) are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the “Funds”) is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the “Mercury HW Funds”). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund. On August 29, 2024, the Hotchkis & Wiley Diversified Value Fund was renamed the Hotchkis & Wiley Large Cap Disciplined Value Fund and the Hotchkis & Wiley Large Cap Value Fund was renamed the Hotchkis & Wiley Large Cap Fundamental Value Fund. Two other series of the Trust are included in separate reports.
The Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and High Yield Fund have three authorized classes of shares: Class I, Class A and Class Z. The Small Cap Value Fund and Value Opportunities Fund have four authorized classes of shares: Class I, Class A, Class C and Class Z. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A and Class C shares bear certain expenses related to the distribution and servicing expenditures. Currently, the International Value Fund and International Small Cap Diversified Value Fund are not offering Class A shares to investors and the Large Cap Disciplined Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund are not offering Class Z shares to investors.
Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Funds.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining each Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Funds’ “valuation designee” to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. The Advisor, as the Funds’ valuation designee, has established procedures for its fair valuation of the Funds’ portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar

49

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Funds generally utilize a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Funds’ net asset values may differ from quoted or official closing prices.
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following tables present the valuation levels of each Fund’s assets as of December 31, 2025:
Large Cap Disciplined Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$78,834,560	$—	$—	$78,834,560
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,747,099
Money Market Funds	1,634,001	—	—	1,634,001
Total Investments	$80,468,561	$—	$—	$83,215,660

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of these investments is $2,657,734. The collateral amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Large Cap Fundamental Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$354,888,961	$—	$—	$354,888,961
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,106,220
Money Market Funds	2,474,317	—	—	2,474,317
Total Investments	$357,363,278	$—	$—	$360,469,498

50

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of these investments is $3,024,668. The collateral amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Mid-Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$352,164,758	$—	$—	$352,164,758
Real Estate Investment Trusts - Common	1,829,312	—	—	1,829,312
Money Market Funds	25,095,379	—	—	25,095,379
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	452,678
Total Investments	$379,089,449	$—	$—	$379,542,127

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of these investments is $442,795. The collateral amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Small Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$610,065,048	$—	$—	$610,065,048
Real Estate Investment Trusts - Common	2,963,383	—	—	2,963,383
Money Market Funds	41,256,908	—	—	41,256,908
Total Investments	$654,285,339	$—	$—	$654,285,339

Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$781,300,862	$—	$—	$781,300,862
Real Estate Investment Trusts - Common	26,506,918	—	—	26,506,918
Money Market Funds	9,334,675	—	—	9,334,675
Investments Purchased with Proceeds from Securities Lending	—	—	—	4,749,250
Total Investments	$817,142,455	$—	$—	$821,891,705

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of these investments is $4,549,965. The collateral amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Global Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,836,982	$11,005,798	$—	$38,842,780
Preferred Stocks	—	372,961	—	372,961
Money Market Funds	667,137	—	—	667,137
Total Investments	$28,504,119	$11,378,759	$—	$39,882,878

51

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
International Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$360,771	$3,756,328	$—	$4,117,099
Preferred Stocks	—	44,862	—	44,862
Money Market Funds	31,049	—	—	31,049
Total Investments	$391,820	$3,801,190	$—	$4,193,010

International Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$722,911	$4,160,084	$—	$4,882,995
Real Estate Investment Trusts - Common	75,094	40,199	—	115,293
Money Market Funds	108,996	—	—	108,996
Total Investments	$907,001	$4,200,283	$—	$5,107,284

Value Opportunities

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$647,588,394	$84,148,976	$8,930,688	$740,668,058
Exchange Traded Funds	12,839,580	—	—	12,839,580
Purchased Options	4,277,800	411,825	—	4,689,625
Preferred Stocks	385,112	2,958,722	—	3,343,834
Bank Loans	—	1,566,130	—	1,566,130
Real Estate Investment Trusts - Common	998,400	—	—	998,400
Money Market Funds	29,551,986	—	—	29,551,986
Total Investments	$695,641,272	$89,085,653	$8,930,688	$793,657,613

High Yield

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$683,629,109	$—	$683,629,109
Bank Loans	—	42,987,779	—	42,987,779
Common Stocks	4,777,147	—	14,546,761	19,323,908
Convertible Preferred Stocks	5,312,786	—	—	5,312,786
Real Estate Investment Trusts - Preferred	2,713,939	—	—	2,713,939
Convertible Bonds	—	1,061,589	—	1,061,589
Money Market Funds	8,350,623	—	—	8,350,623
Total Investments	$21,154,495	$727,678,477	$14,546,761	$763,379,733

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

52

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
The following table provides information about the Level 3 values, as well as their inputs, as of December 31, 2025:

	Fair Value at December 31, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
Value Opportunities
Common Stocks	$2,324	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	8,928,364	Market comparable companies	EBIT multiple	10.0x - 11.3x (10.2x)	Increase
Total Common Stocks	8,930,688
	$8,930,688

	Fair Value at December 31, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
High Yield
Common Stocks	$38,322	Estimated recovery value	Probability of asset recover	$0.00 - $0.60 ($0.60)	Increase
	14,508,439	Market comparable securities	EBIT multiple	10.0x – 17.7x (14.9x)	Increase
Total Common Stocks	14,546,761
	$14,546,761

*	Unobservable inputs were weighted by the fair value of the investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value Opportunities
	Common Stocks	Bank Loans	Total
Balance at June 30, 2025	$8,866,692	$1,685,735	$10,552,427
Purchases	—	—	—
Sales	—	(1,685,735)	(1,685,735)
Accrued discounts (premiums)	—	—	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation/depreciation	63,996	—	63,996
Transfers into Level 3	—	—	—
Balance at December 31, 2025	$8,930,688	$—	$8,930,688
Change in unrealized appreciation/depreciation for Level 3
assets held at December 31, 2025	$63,996	$—	$63,996

	High Yield
	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2025	$1,162,631	$9,962,745	$5,494,902	$16,620,278
Purchases	—	191,208	—	191,208
Sales	(1,162,631)	—	—	(1,162,631)
Corporate Actions	—	(29,885,433)	29,885,433	—
Realized gains (losses)	—	—	—	—
Change in unrealized appreciation/depreciation	—	19,731,480	(20,833,574)	(1,102,094)
Transfers into Level 3	—	—	—	—
Balance at December 31, 2025	$—	$—	$14,546,761	$14,546,761
Change in unrealized appreciation/depreciation for Level 3 assets held at December 31, 2025	$—	$19,731,480	$(20,833,574)	$(1,102,094)

53

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Income and Expense Allocation. Expenses incurred by or attributable to a specific Fund are allocated entirely to that Fund. Expenses incurred by the Trust which do not relate to a specific Fund or Funds are allocated among the Funds per capita. Alternatively, such expenses may be allocated based upon the Funds’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
For all Funds, except the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class). For the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class).
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the High Yield Fund and declared and paid annually for the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of realized gains or losses and the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets and Liabilities.
Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

54

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option.
Futures Contracts. The Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Value Opportunities Fund and High Yield Fund are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Funds did not enter into any futures contracts during the six months ended December 31, 2025.
Credit Default Swap Contracts. The Value Opportunities Fund and High Yield Fund may enter into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Advisor, on behalf of the Value Opportunities Fund and High Yield Fund, is party to an International Swap Dealers Association, Inc. Master Agreement (“ISDA Master Agreement”) with each of Goldman Sachs International and JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Funds and the

55

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.
Upon entering into swap agreements, the Value Opportunities Fund and High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Funds did not enter into any credit default swap contracts during the six months ended December 31, 2025.
Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations.
The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of December 31, 2025:
Asset Derivatives

	Location on Statements of Assets and Liabilities	Value Opportunities
Equity Contracts:
Purchased Put Options	Investments in unaffiliated securities, at value	$4,689,625

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended December 31, 2025:
Realized Gain (Loss) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$(1,754,576)*

*	Included with net realized gain (loss) from investments.
Change in Unrealized Appreciation (Depreciation) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$(1,539,281)*

*	Included with net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the six months ended December 31, 2025:
Average Quarterly Balance of Outstanding Derivatives

Value Opportunities
Equity Contracts:
Average Number of Contracts — Purchased Put Options	3,457
Average Notional Amount — Purchased Put Options	$46,334,847

56

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Offsetting Assets and Liabilities. The Funds are subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to master netting arrangements in the Statements of Assets and Liabilities.
The following is a summary of the arrangements subject to offsetting as of December 31, 2025:

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received*	Net Amount
Securities Lending:
Large Cap Disciplined Value	$2,657,734	$—	$(2,657,734)	$—
Large Cap Fundamental Value	3,024,668	—	(3,024,668)	—
Mid-Cap Value	442,795	—	(442,795)	—
Small Cap Diversified Value	4,549,965	—	(4,549,865)	—

*	Actual collateral received is greater than the amount shown due to overcollateralization.
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into Investment Advisory Agreements for each of the Funds with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds’ investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives an Advisory fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets. During the six months ended December 31, 2025, the Advisor contractually agreed to waive its Advisory fees or reimburse regular Fund operating expenses so that a Fund’s annual operating expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) will be limited to the annual rates presented below as applied to such Fund’s and share class’s average daily net assets.

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Annual Advisory Fee Rate	0.70%[1]	0.70%[2]	0.75%[3]	0.75%	0.65%	0.55%	0.55%	0.70%	0.75%	0.55%
Annual cap on expenses - Class I	0.80%	0.95%	1.05%	0.97%	0.80%	0.70%	0.70%	0.89%	1.15%	0.70%
Annual cap on expenses - Class A	1.05%	1.20%	1.30%	1.22%	1.05%	0.95%	0.95%	1.14%	1.40%	0.95%
Annual cap on expenses - Class C	n/a	n/a	n/a	1.97%	n/a	n/a	n/a	n/a	2.15%	n/a
Annual cap on expenses - Class Z.	0.80%	0.95%	1.05%	0.97%	0.80%	0.70%	0.70%	0.89%	1.15%	0.60%

[1]	The Annual Advisory Fee Rate is 0.70% for the first $250 million in assets, 0.60% for the next $250 million in assets and 0.50% thereafter.
[2]	The Annual Advisory Fee Rate is 0.70% for the first $500 million in assets, 0.60% for the next $500 million in assets and 0.55% thereafter.
[3]	The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% thereafter.

57

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
The following rates were effective prior to August 29, 2025:

	Global Value	International Value	International Small Cap Diversified Value
Annual Advisory Fee Rate	0.75%	0.80%	0.80%
Annual cap on expenses - Class I	0.95%	0.95%	0.99%
Annual cap on expenses - Class A	1.20%	1.20%	1.24%
Annual cap on expenses - Class Z	0.95%	0.95%	0.99%

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds (“Quasar” or the “Distributor”). Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A and Class C shareholders.
Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within “Shareholder servicing costs” in the Statements of Operations. Class Z shares are not subject to these fees.
The Funds are permitted to purchase securities from or sell securities to another Fund or affiliated person under procedures adopted by the Board. During the six months ended December 31, 2025, the Funds did not have any of these purchases and sales.
NOTE 3. INVESTMENTS
Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2025 were as follows:

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Purchases	$19,412,357	$109,469,407	$74,953,925	$79,504,614	$220,411,917	$13,503,258	$800,283	$1,604,553	$224,513,614	$207,364,030
Sales	28,157,865	162,355,501	113,616,022	230,783,296	190,376,816	15,846,366	1,630,577	1,633,592	217,320,936	194,013,045

The Funds did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2025.

58

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
NOTE 4. FEDERAL INCOME TAXES
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2025:

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Tax cost of investments	$69,517,668	$318,133,880	$389,965,269	$728,435,016	$781,454,646	$32,581,336	$3,996,179	$4,156,844	$625,561,922	$823,239,927
Gross unrealized appreciation	18,413,935	84,476,952	77,666,273	134,831,980	86,358,927	8,196,721	1,218,210	839,766	129,299,484	19,103,052
Gross unrealized depreciation	(6,562,743)	(31,725,533)	(83,749,650)	(115,925,847)	(127,268,556)	(1,496,601)	(250,448)	(328,933)	(28,989,889)	(72,405,925)
Net unrealized appreciation (depreciation)	11,851,192	52,751,419	(6,083,377)	18,906,133	(40,909,629)	6,700,120	967,762	510,833	100,309,595	(53,302,873)
Distributable ordinary income (as of 6/30/25)*	—	3,147,530	4,886,311	4,009,270	6,229,907	551,669	90,440	104,248	5,624,241	1,094,386
Distributable long-term gains (as of 6/30/25)	—	16,757,885	—	—	—	1,624,797	201,467	88,688	6,155,278	—
Total distributable earnings	—	19,905,415	4,886,311	4,009,270	6,229,907	2,176,466	291,907	192,936	11,779,519	1,094,386
Other accumulated gain (loss)	(2,469,576)	(990,034)	(142,429,280)	(19,093,992)	(6,878,244)	—	(3,542)	(19,768)	(721,303)	(391,356,212)
Total accumulated gain (loss)	$9,381,616	$71,666,800	$(143,626,346)	$3,821,411	$(41,557,966)	$8,876,586	$1,256,127	$684,001	$111,367,811	$(443,564,699)

*	Includes distributable short-term gains of $66,302 for the Global Value Fund.
As of the close of business on December 31, 2012, in exchange for shares the Advisor transferred assets valued at $1,132,946 to the Global Value Fund. As a result of the tax-deferred transfers, the Global Value Fund acquired $50,230 of unrealized appreciation for tax purposes. As of June 30, 2025, the Global Value Fund no longer held securities relating to the transfers.
As of the close of business on June 30, 2014, in exchange for shares Stephens Investment Holdings LLC transferred assets valued at $5,038,896 to the Small Cap Diversified Value Fund. As a result of the tax-deferred transfers, the Small Cap Diversified Value Fund acquired $592,438 of unrealized appreciation for tax purposes. As of June 30, 2025, the Small Cap Diversified Value Fund held securities with $9,238 of net unrealized appreciation relating to the transfers.

59

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
The tax components of distributions paid during the fiscal years ended June 30, 2025 and 2024, capital loss carryovers as of June 30, 2025, and any tax basis late year losses as of June 30, 2025, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2025							June 30, 2024
	Ordinary Income Distributions	Return of Capital	Long-Term Capital Gains Distributions	Short-Term Capital Loss Carryovers[1]	Long-Term Capital Loss Carryovers[2]	Capital Loss Carryovers Utilized	Late Year Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Large Cap Disciplined Value	$2,405,876	$9,724,714	$—	$697,056	$1,772,520	$9,355,082	$—	$1,589,935	$—
Large Cap Fundamental Value	6,233,653	—	33,554,845	—	—	—	990,034[3]	5,693,697	33,320,090
Mid-Cap Value	4,667,743	—	—	73,379,100	69,050,180	55,327,819	—	1,203,269	—
Small Cap Value	23,156,344	—	40,759,335	—	—	—	19,070,394[4]	7,137,121	7,893,778
Small Cap Diversified Value	17,109,734	—	35,078,012	—	—	—	6,878,244[3]	31,751,876	32,753,872
Global Value	1,349,640	—	3,748,914	—	—	—	—	579,768	3,001,856
International Valu	105,813	—	338,133	—	—	—	3,542[3]	109,301	172,471
International Small Cap Diversified Value	476,148	—	633,886	—	—	—	19,768[3]	454,903	—
Value Opportunities	14,107,815	—	47,319,554	—	—	—	717,058[3]	17,192,487	30,766,728
High Yield[5]	54,531,072	—	—	12,062,845	378,190,467	—	—	57,749,731	—

[1]	Short-term with no expiration.
[2]	Long-term with no expiration.
[3]	Short-term post-October loss.
[4]	Short-term post-October loss of $9,995,774 and long-term post-October loss of $9,074,620.
[5]
The High Yield Fund inherited a short-term capital loss carryover of $922,717 and a long-term capital loss carryover of $3,566,005 as a result of the reorganization of the Hotchkis & Wiley Capital Income Fund into the High Yield Fund, which are included in the totals. These capital loss carryovers are further subject to an annual limitation of $171,228 pursuant to Internal Revenue Code Section 382.

As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2025, the Funds did not incur any interest or penalties. The tax years ended June 30, 2022 through June 30, 2025 remain open and subject to examination by tax jurisdictions.
NOTE 5. INVESTMENTS IN AFFILIATED ISSUERS
An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of each Fund’s investments in securities of affiliated issuers held during the six months ended December 31, 2025, is set forth below:
Value Opportunities Fund

Issuer Name	Value at June 30, 2025	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at December 31, 2025	Dividends	Shares Held at December 31, 2025
Iracore Investments Holdings, Inc.	$7,866,225	$—	$—	$—	$(160,488)	$7,705,737	$—	$32,422
	$7,866,225	$—	$—	$—	$(160,488)	$7,705,737	$—

60

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
High Yield Fund

Issuer Name	Value at June 30, 2025	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Value at December 31, 2025	Dividends	Shares Held at December 31, 2025
Iracore Investments Holdings, Inc.	$5,425,226	$—	$—	$—	$(110,687)	$5,314,539	$—	$22,361
Metals Recovery Holdings LLC	69,676	—	—	—	(31,354)	38,322	31,090	116,127
	$5,494,902	$—	$—	$—	$(142,041)	$5,352,861	$31,090

NOTE 6. SECURITIES LENDING
The Trust, on behalf of the Funds, entered into a securities lending arrangement with U.S. Bank National Association (the “Custodian”). Prior to September 30, 2025, the custodian and securities lending agent was Brown Brothers Harriman & Co. Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest for domestic securities and at least 105% of the value of the securities loaned plus accrued interest for foreign securities. The total market value of securities on loan for each Fund is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. The contractual maturity of the cash collateral received under the securities lending agreement is classified as overnight and continuous. Income earned from these investments is included in “Securities lending income” in the Statements of Operations and is allocated to each Fund based on each Fund’s proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.
NOTE 7. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At December 31, 2025, the Funds did not have any outstanding bridge loan commitments.
Unfunded loan commitments are contractual obligations for funding to a borrower. At December 31, 2025, the Funds did not have any outstanding unfunded loan commitments.
NOTE 8. RISK FACTORS
Investing in a Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest

61

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
Certain Funds may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country.
Certain Funds invest a significant portion of their assets in companies in the financial sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Funds are subject to active management risk because each Fund is an actively managed investment portfolio. Consequently, the Funds are subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Funds.
The prices of, and the income generated by, securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 9. REFLOW LIQUIDITY PROGRAM
A Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A Fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in a Fund and may request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus.
The fees paid to ReFlow are included in “ReFlow fees” in the Statements of Operations. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of

62

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. During the six months ended December 31, 2025, the Funds’ activity is as follows:

	Capital Provided	Capital Provided in Shares	In-Kind Redemptions	Cash Redemptions	Total Redemptions	Total Redemptions in Shares	Realized Capital Gains	Fees	Expense Ratio Impact
Large Cap Disciplined Value	$5,001,738	$166,621	$4,329,619	$363,999	$4,693,618	$155,847	$2,936,795	$7,003	0.02%
Large Cap Fundamental Value	37,888,938	840,310	33,460,425	1,165,974	34,626,399	761,517	22,253,581	53,062	0.03%
Small Cap Value	88,611,971	1,177,949	82,405,378	2,461,555	84,866,933	1,129,249	46,064,256	124,905	0.03%
Small Cap Diversified Value	15,092,206	1,209,896	13,346,307	1,819,814	15,166,121	1,209,896	8,383,512	21,130	0.01%
Global Value	2,822,473	180,884	2,748,552	101,257	2,849,809	180,884	1,789,155	3,951	0.02%
Value Opportunities	31,181,613	761,252	28,504,097	2,906,285	31,410,382	761,252	14,161,050	44,004	0.01%

NOTE 10. SEGMENT REPORTING
The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statements of Operations.
NOTE 11. SUBSEQUENT EVENTS
Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 12. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2025.
For the year ended June 30, 2025, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 64.40%, Small Cap Diversified Value Fund — 75.13%, Global Value Fund — 33.74%, International Value Fund — 0.00%, International Small Cap Diversified Value Fund — 0.00%, Value Opportunities Fund — 65.32%, High Yield Fund — 0.14%.
For the year ended June 30, 2025, the following percentages of ordinary distributions paid are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — 66.86%, Small Cap Diversified Value Fund — 76.40%, Global Value Fund — 90.47%, International Value Fund — 100.00%, International Small Cap Diversified Value Fund — 64.29%, Value Opportunities Fund — 100.00%, High Yield Fund — 0.14%. Shareholders should consult their tax advisors.

63

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
For the year ended June 30, 2025, the International Value Fund and International Small Cap Diversified Value Fund earned foreign source income of $147,998 and $224,407, respectively, and paid foreign taxes of $16,468 and $30,073, respectively, which each Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.
Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2025, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Large Cap Disciplined Value Fund — 3.07%, Large Cap Fundamental Value Fund — 7.17%, Mid-Cap Value Fund — 7.26%, Small Cap Value Fund — 4.11%, Small Cap Diversified Value Fund — 3.37%, Global Value Fund — 3.39%, International Value Fund — 3.72%, International Small Cap Diversified Value Fund — 1.68%, Value Opportunities Fund — 6.76%, High Yield Fund — 100.00%.
For the year ended June 30, 2025, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Large Cap Disciplined Value Fund — 22.79%, Large Cap Fundamental Value Fund — 8.29%, Mid-Cap Value Fund — 0.00%, Small Cap Value Fund — 64.49%, Small Cap Diversified Value Fund — 56.79%, Global Value Fund — 60.71%, International Value Fund — 22.60%, International Small Cap Diversified Value Fund — 46.04%, Value Opportunities Fund — 45.81%, High Yield Fund — 0.00%.

64

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees” and “Trustees’ fees” in the semi-annual financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

65

Hotchkis & Wiley SMID Cap Diversified
Value Fund
Semi-Annual Financial Statements
and Additional Information
DECEMBER 31, 2025

Hotchkis & Wiley SMID Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.	75	$25,505
Air Freight & Logistics - 0.7%
FedEx Corp.	56	16,176
Automobile Components - 4.1%
Aptiv PLC(a)	175	13,316
BorgWarner, Inc.	321	14,464
Gentex Corp.	1,023	23,805
Lear Corp.	132	15,127
Magna International, Inc.	483	25,744
Visteon Corp.	91	8,654
		101,110
Automobiles - 0.9%
Harley-Davidson, Inc.	376	7,704
Thor Industries, Inc.	138	14,169
		21,873
Banks - 11.2%
Associated Banc-Corp.	421	10,845
BankUnited, Inc.	235	10,474
Cathay General Bancorp	207	10,017
Citizens Financial Group, Inc.	466	27,219
Columbia Banking System, Inc.	536	14,981
First Hawaiian, Inc.	426	10,778
First Interstate BancSystem, Inc. - Class A	298	10,311
First Merchants Corp.	271	10,157
Flagstar Bank NA	916	11,533
KeyCorp	1,366	28,194
Popular, Inc.	210	26,149
Provident Financial Services, Inc.	562	11,100
Simmons First National Corp. - Class A	538	10,141
Valley National Bancorp	1,404	16,399
WaFd, Inc.	345	11,050
Western Alliance Bancorp	315	26,482
Zions Bancorp NA	460	26,928
		272,758
Biotechnology - 0.6%
Halozyme Therapeutics, Inc.(a)	208	13,998
Building Products - 2.0%
Fortune Brands Innovations, Inc.	451	22,559
Resideo Technologies, Inc.(a)	343	12,046
UFP Industries, Inc.	154	14,022
		48,627
Capital Markets - 4.0%
Federated Hermes, Inc.	199	10,362
Franklin Resources, Inc.	1,017	24,296
Invesco Ltd.	610	16,025
Janus Henderson Group PLC	238	11,322
State Street Corp.	203	26,189
T Rowe Price Group, Inc.	96	9,828
		98,022
Chemicals - 2.0%
Axalta Coating Systems Ltd.(a)	894	28,885
Innospec, Inc.	126	9,644
Olin Corp.	458	9,540
		48,069

	Shares	Value
Commercial Services & Supplies - 0.9%
Brink’s Co.	88	$10,272
UniFirst Corp./MA	58	11,188
		21,460
Communications Equipment - 2.0%
F5, Inc.(a)	97	24,760
Telefonaktiebolaget LM Ericsson - ADR	2,412	23,276
		48,036
Construction & Engineering - 0.8%
Fluor Corp.(a)	511	20,251
Consumer Finance - 2.7%
Ally Financial, Inc.	597	27,038
Bread Financial Holdings, Inc.	150	11,105
Synchrony Financial	322	26,864
		65,007
Containers & Packaging - 0.4%
Sonoco Products Co.	228	9,950
Electric Utilities - 4.7%
Eversource Energy	320	21,546
Exelon Corp.	509	22,187
FirstEnergy Corp.	307	13,745
OGE Energy Corp.	226	9,650
Otter Tail Corp.	126	10,182
Portland General Electric Co.	299	14,349
PPL Corp.	652	22,833
		114,492
Electrical Equipment - 1.0%
Atkore, Inc.	138	8,729
Sensata Technologies Holding PLC	480	15,979
		24,708
Electronic Equipment, Instruments & Components - 3.7%
Arrow Electronics, Inc.(a)	129	14,213
Avnet, Inc.	313	15,049
Crane NXT Co.	149	7,013
Ingram Micro Holding Corp.	425	9,070
Plexus Corp.(a)	67	9,849
Sanmina Corp.(a)	86	12,906
Vishay Intertechnology, Inc.	641	9,288
Vontier Corp.	372	13,831
		91,219
Energy Equipment & Services - 1.0%
Halliburton Co.	353	9,976
NOV, Inc.	961	15,020
		24,996
Entertainment - 0.7%
Warner Bros Discovery, Inc.(a)	627	18,070
Financial Services - 3.7%
Corebridge Financial, Inc.	447	13,486
Essent Group Ltd.	229	14,887
Euronet Worldwide, Inc.(a)	113	8,601
NMI Holdings, Inc. - Class A(a)	270	11,013
Radian Group, Inc.	414	14,900
Voya Financial, Inc.	192	14,302
WEX, Inc.(a)	91	13,557
		90,746

The accompanying notes are an integral part of these financial statements.

1

Hotchkis & Wiley SMID Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - Wholesale - 0.4%
Conagra Brands, Inc.	544	$9,417
Food Products - 0.6%
Kraft Heinz Co.	569	13,798
Gas Utilities - 1.0%
New Jersey Resources Corp.	329	15,174
Spire, Inc.	106	8,766
		23,940
Ground Transportation - 1.4%
Schneider National, Inc. - Class B	415	11,010
U-Haul Holding Co.	502	23,463
		34,473
Health Care Equipment & Supplies - 3.3%
Envista Holdings Corp.(a)	510	11,072
GE HealthCare Technologies, Inc.	318	26,082
Lantheus Holdings, Inc.(a)	246	16,371
LivaNova PLC(a)	175	10,768
Solventum Corp.(a)	212	16,799
		81,092
Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc.(a)	471	6,683
Centene Corp.(a)	619	25,472
Concentra Group Holdings Parent, Inc.	517	10,175
Humana, Inc.	84	21,515
Labcorp Holdings, Inc.	60	15,053
Universal Health Services, Inc. - Class B	105	22,892
		101,790
Hotels, Restaurants & Leisure - 2.0%
Hilton Grand Vacations, Inc.(a)	348	15,573
Marriott Vacations Worldwide Corp.	151	8,711
Travel + Leisure Co.	226	15,940
United Parks & Resorts, Inc.(a)	216	7,841
		48,065
Household Durables - 1.0%
Tri Pointe Homes, Inc.(a)	306	9,630
Whirlpool Corp.	201	14,500
		24,130
Household Products - 0.9%
Central Garden & Pet Co.(a)	286	9,195
Reynolds Consumer Products, Inc.	577	13,225
		22,420
Insurance - 8.5%
American International Group, Inc.	312	26,692
Arch Capital Group Ltd.(a)	114	10,935
CNO Financial Group, Inc.	229	9,726
Everest Group Ltd.	46	15,610
F&G Annuities & Life, Inc.	24	751
Fidelity National Financial, Inc.	406	22,164
Globe Life, Inc.	111	15,524
Hartford Insurance Group, Inc.	81	11,162
Kemper Corp.	216	8,757
Lincoln National Corp.	352	15,675
Loews Corp.	94	9,899
Principal Financial Group, Inc.	288	25,404
Prudential Financial, Inc.	99	11,175
Travelers Cos., Inc.	38	11,022
White Mountains Insurance Group Ltd.	7	14,546
		209,042

	Shares	Value
IT Services - 0.4%
ASGN, Inc.(a)	202	$9,730
Leisure Products - 0.8%
Brunswick Corp.	147	10,913
Polaris, Inc.	147	9,298
		20,211
Machinery - 4.5%
AGCO Corp.	136	14,188
Albany International Corp. - Class A	176	8,923
Atmus Filtration Technologies, Inc.	207	10,745
CNH Industrial NV	2,297	21,178
Flowserve Corp.	203	14,084
Stanley Black & Decker, Inc.	338	25,107
Timken Co.	185	15,564
		109,789
Marine Transportation - 0.5%
Matson, Inc.	92	11,367
Media - 1.5%
Omnicom Group, Inc.	141	11,386
Paramount Skydance Corp.	637	8,536
WPP PLC - ADR	752	16,890
		36,812
Multi-Utilities - 2.4%
Avista Corp.	240	9,250
Black Hills Corp.	219	15,203
Dominion Energy, Inc.	399	23,377
Northwestern Energy Group, Inc.	155	10,004
		57,834
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	1,071	26,197
Crescent Energy Co. - Class A	1,024	8,591
Excelerate Energy, Inc. - Class A	410	11,500
Murphy Oil Corp.	353	11,031
NextDecade Corp.(a)	1,584	8,348
Ovintiv, Inc.	382	14,971
SM Energy Co.	506	9,462
		90,100
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC(a)	172	29,240
Professional Services - 2.9%
Amentum Holdings, Inc.(a)	405	11,745
Insperity, Inc.	255	9,874
Korn Ferry	151	9,969
Maximus, Inc.	168	14,502
Robert Half, Inc.	371	10,076
Science Applications International Corp.	155	15,602
		71,768
Real Estate Management & Development - 0.4%
Cushman & Wakefield Ltd.(a)	605	9,795
Semiconductors & Semiconductor Equipment - 0.4%
Diodes, Inc.(a)	185	9,128

The accompanying notes are an integral part of these financial statements.

2

Hotchkis & Wiley SMID Cap Diversified Value Fund
Schedule of Investments
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 1.5%
ACI Worldwide, Inc.(a)	299	$14,295
Workday, Inc. - Class A(a)	101	21,693
		35,988
Specialty Retail - 2.2%
Asbury Automotive Group, Inc.(a)	66	15,347
Group 1 Automotive, Inc.	36	14,159
Lithia Motors, Inc.	47	15,620
Sonic Automotive, Inc. - Class A	141	8,722
		53,848
Trading Companies & Distributors - 2.7%
Herc Holdings, Inc.	105	15,580
MSC Industrial Direct Co., Inc. - Class A	164	13,792
Rush Enterprises, Inc. - Class A	273	14,726
WESCO International, Inc.	93	22,751
		66,849
TOTAL COMMON STOCKS (Cost $2,184,353)		2,355,699
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.7%
Hotel & Resort REITs - 1.5%
Host Hotels & Resorts, Inc.	1,473	26,116
Park Hotels & Resorts, Inc.	979	10,241
		36,357
Office REITs - 1.2%
Douglas Emmett, Inc.	678	7,451
Vornado Realty Trust	653	21,732
		29,183
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $65,499)		65,540
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.67%(b)	18,152	18,152
TOTAL MONEY MARKET FUNDS (Cost $18,152)		18,152
TOTAL INVESTMENTS - 99.9% (Cost $2,268,004)		$2,439,391
Other Assets in Excess of Liabilities - 0.1%		1,959
TOTAL NET ASSETS - 100.0%		$2,441,350

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Hotchkis & Wiley SMID Cap Diversified Value Fund
Statement of Assets and Liabilities
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$2,439,391
Dividends receivable	3,107
Total assets	2,442,498
LIABILITIES:
Payable to Advisor	1,148
Total liabilities	1,148
Commitments and contingencies (Note 5)
Net Assets	$ 2,441,350
Net Assets Consists of:
Capital stock ($0.01 per share)	$900
Additional paid-in capital	2,181,225
Total accumulated distributable earnings	259,225
Total net assets	$ 2,441,350
Net assets	$2,441,350
Shares issued and outstanding(a)	90,000
Net asset value per share	$27.13
Cost:
Investments, at cost	$2,268,004

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

Hotchkis & Wiley SMID Cap Diversified Value Fund
Statement of Operations
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$28,626
Less: issuance fees	(106)
Less: dividend withholding taxes	(231)
Total investment income	28,289
EXPENSES:
Investment advisory fee	6,030
Total expenses	6,030
Net investment income	22,259
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	87,177
Net realized gain (loss)	87,177
Net change in unrealized appreciation (depreciation) on:
Investments	91,191
Net change in unrealized appreciation (depreciation)	91,191
Net realized and unrealized gain (loss)	178,368
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 200,627

The accompanying notes are an integral part of these financial statements.

5

Hotchkis & Wiley SMID Cap Diversified Value Fund
Statements of Changes in Net Assets

	Period Ended December 31, 2025 (Unaudited)	Period Ended June 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$22,259	$10,932
Net realized gain (loss)	87,177	18
Net change in unrealized appreciation (depreciation)	91,191	80,196
Net increase (decrease) in net assets from operations	200,627	91,146
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(32,548)	—
Total distributions to shareholders	(32,548)	—
CAPITAL TRANSACTIONS:
Shares sold	1,040,126	1,911,106
Shares redeemed	(769,109)	—
ETF transaction fees (See Note 1)	—	2
Net increase (decrease) in net assets from capital transactions	271,017	1,911,108
Net Increase (Decrease) In Net Assets	439,096	2,002,254
NET ASSETS:
Beginning of the period	2,002,254	—
End of the period	$ 2,441,350	$2,002,254
SHARES TRANSACTIONS
Shares sold	40,000	80,000
Shares redeemed	(30,000)	—
Total increase (decrease) in shares outstanding	10,000	80,000

(a)	Inception date of the Fund was March 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

		Investment operations:			Less distributions from:					Supplemental data and ratios:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)
Hotchkis & Wiley SMID Cap Diversified Value Fund
12/31/2025(e)	$25.03	0.27	2.19	2.46	(0.36)	(0.36)	—	$27.13	9.84%	$2,441	0.55%	2.03%	30%
6/30/2025(f)	$24.51	0.15	0.37	0.52	—	—	0.00(g)	$25.03	2.11%	$2,002	0.55%	2.59%	0%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Unaudited.
(f)	Inception date of the Fund was March 28, 2025.
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

7

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1. ORGANIZATION
The Hotchkis & Wiley SMID Cap Diversified Value Fund (the “Fund”) is a diversified series of shares of beneficial interest of Hotchkis & Wiley Funds (the “Trust”), a Delaware statutory trust organized on July 23, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Eleven other series of the Trust are included in separate reports.
Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq”). Market prices for the Shares may be different from the net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of 20,000 shares. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.
The Fund currently offers one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as Hotchkis & Wiley Capital Management, LLC (the “Advisor”), has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Fund. Variable fees, if any, received by the Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value.
Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

8

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –
Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.
The following table presents the valuation levels of the Fund’s assets as of December 31, 2025:

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$2,355,699	$—	$—	$2,355,699
Real Estate Investment Trusts - Common	65,540	—	—	65,540
Money Market Funds	18,152	—	—	18,152
Total Investments	$2,439,391	$—	$—	$2,439,391

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Expense Allocation. Expenses incurred by or attributable to a specific Fund are allocated entirely to that Fund. Expenses incurred by the Trust which do not relate to a specific Fund or Funds are allocated among the Funds per capita. Alternatively, such expenses may be allocated based upon the Fund’s relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
Distributions to Shareholders. The Fund intends to make distributions of net investment income and net capital gains, if any, at least annually. The Fund will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily

9

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Offsetting Assets and Liabilities. The Fund is subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Fund does not offset financial assets and liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. The Fund was not subject to offsetting arrangements as of December 31, 2025.
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Advisory Agreement with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company.
Pursuant to the Investment Advisory Agreement, the investments and business operations of the Fund are managed by the Advisor subject to oversight by the Board of Trustees. The Advisor is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. For its services to the Fund, the Advisor receives a unitary management fee from the Fund, which is calculated daily and paid monthly by the Fund at an annual rate of 0.55% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except Advisor’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Quasar Distributors, LLC (the “Distributor”), serves as the distributor in connection with the continuous offering of the Fund’s shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, the Advisor compensates the Distributor for services that the Distributor provides to the Fund.
U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements.
U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Under the terms of these agreements, the Advisor pays the Fund’s accounting, administration, custody, and transfer agency fees.

10

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
NOTE 3. INVESTMENTS
For the six months ended December 31, 2025, the aggregate purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and short-term and long-term gains on in-kind transactions were as follows:

Purchases	Sales	In-Kind Purchases	In-Kind Sales	Short-Term Gains	Long-Term Gains
$641,217	$662,367	$1,013,458	$727,992	$152,275	$ —

The Fund did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2025.
NOTE 4. FEDERAL INCOME TAXES.
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2025:

Tax cost of investments	$1,919,282
Gross unrealized appreciation	149,950
Gross unrealized depreciation	(69,754)
Net unrealized appreciation (depreciation)	80,196
Distributable ordinary income (as of 6/30/25)	10,932
Distributable long-term gains (as of 6/30/25)	18
Total distributable earnings	10,950
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$91,146

As of June 30, 2025, the Fund did not have any capital loss carryovers or tax basis late year losses, which are not recognized for tax purposes until the first day of the following fiscal year. As of and during the period ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the Fund did not incur any interest or penalties. The tax period ended June 30, 2025 remains open and subject to examination by tax jurisdictions.
NOTE 5. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
NOTE 6. RISK FACTORS
Investing in the Fund may involve certain risks including, but not limited to, those described below.
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country.
The Fund may invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Fund may invest a significant portion of its assets in companies in the industrial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
The Fund may invest a significant portion of its assets in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
The Fund is subject to active management risk because the Fund is an actively managed investment portfolio. Consequently, the Fund is subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Fund.
The prices of, and the income generated by, securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
NOTE 7. SEGMENT REPORTING
The Fund represents a single operating segment as the operating results of the Fund is monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment objective that is executed by the Fund’s portfolio management team. A senior executive team comprised of the Fund’s Principal Executive Officer and Principal Financial Officer, serves as the Fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statement of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statement of Operations.
NOTE 8. SUBSEQUENT EVENTS
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

12

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
NOTE 9. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax period ended June 30, 2025.
For the period ended June 30, 2025, the percentage of ordinary distributions paid that qualify for the dividend received deduction available to corporate shareholders was 0.00%.
For the period ended June 30, 2025, the percentage of ordinary distributions paid that are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was 0.00%. Shareholders should consult their tax advisors.
For the period ended June 30, 2025, the percentage of ordinary income distributions paid that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 0.00%.

13

HOTCHKIS & WILEY SMID CAP DIVERSIFIED VALUE FUND
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

14

HW Opportunities MP Fund
Semi-Annual Financial Statements
and Additional Information
DECEMBER 31, 2025

HW OPPORTUNITIES MP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Automobile Components - 0.9%
Aptiv PLC(a)	8,100	$616,329
Banks - 1.6%
Citigroup, Inc.	9,300	1,085,217
Beverages - 1.4%
Heineken NV - ADR	22,800	930,240
Broadline Retail - 0.1%
Articore Group Ltd.(a)	339,600	58,825
Capital Markets - 1.2%
Bank of New York Mellon Corp.	2,500	290,225
State Street Corp.	4,200	541,842
		832,067
Chemicals - 21.1%(b)
Ecovyst, Inc.(a)	225,900	2,198,007
Fuso Chemical Co. Ltd.	141,900	5,784,315
Olin Corp.	240,600	5,011,698
PPG Industries, Inc.	14,000	1,434,440
		14,428,460
Communications Equipment - 3.9%
F5, Inc.(a)	6,100	1,557,086
Telefonaktiebolaget LM Ericsson - ADR	118,000	1,138,700
		2,695,786
Consumer Finance - 1.6%
SLM Corp.	41,308	1,117,795
Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	14,000	673,120
Ground Transportation - 6.3%
U-Haul Holding Co.	91,750	4,288,395
Health Care Equipment & Supplies - 2.6%
GE HealthCare Technologies, Inc.	21,400	1,755,228
Health Care Providers & Services - 0.7%
Humana, Inc.	1,900	486,647
Hotels, Restaurants & Leisure - 2.3%
Marriott Vacations Worldwide Corp.	27,600	1,592,244
Household Products - 3.6%
Henkel AG & Co. KGaA	32,600	2,481,062
Industrial Conglomerates - 2.1%
Siemens AG - ADR	10,100	1,413,495
Insurance - 0.8%
Global Indemnity Group LLC - Class A	18,154	515,574
Interactive Media & Services - 0.9%
Alphabet, Inc. - Class A	2,080	651,040

	Shares	Value
Machinery - 0.6%
Stanley Black & Decker, Inc.	5,100	$378,828
Media - 15.7%(b)
Comcast Corp. - Class A	8,200	245,098
Havas NV	289,260	5,781,576
Stagwell, Inc.(a)	958,860	4,688,825
		10,715,499
Oil, Gas & Consumable Fuels - 5.4%
APA Corp.	38,600	944,156
California Resources Corp.	15,600	697,476
Murphy Oil Corp.	14,300	446,875
Ovintiv, Inc.	40,000	1,567,600
		3,656,107
Passenger Airlines - 6.3%
Qantas Airways Ltd.	625,670	4,322,570
Software - 11.7%(b)
Microsoft Corp.	2,860	1,383,153
Salesforce, Inc.	14,400	3,814,704
Workday, Inc. - Class A(a)	8,200	1,761,196
Workiva, Inc.(a)	12,300	1,060,875
		8,019,928
Specialty Retail - 1.1%
Lithia Motors, Inc.	2,300	764,359
TOTAL COMMON STOCKS (Cost $57,174,144)		63,478,815
EXCHANGE TRADED FUNDS - 2.8%
Investment Companies - 2.8%
Vanguard Long-Term Treasury ETF	34,200	1,908,360
TOTAL EXCHANGE TRADED FUNDS (Cost $1,887,696)		1,908,360

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.9%(a)
Put Options - 1.9%(c)(d)
Digital Realty Trust, Inc., Expiration: 01/15/2027; Exercise Price: $170.00	$1,547,100	100	271,000
United Parcel Service, Inc.
Expiration: 01/15/2027; Exercise Price: $90.00	$10,613,330	1,070	904,150
Expiration: 01/21/2028; Exercise Price: $80.00	1,289,470	130	104,975
TOTAL PURCHASED OPTIONS (Cost $1,695,173)			1,280,125

The accompanying notes are an integral part of these financial statements.

1

HW OPPORTUNITIES MP FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
Federal Home Loan Mortgage Corp., Series Z, 8.38%, Perpetual(a)(e)	18,200	$262,080
TOTAL PREFERRED STOCKS (Cost $41,761)		262,080
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Real Estate Management & Development - 0.3%
Seritage Growth Properties - Class A(a)	69,700	226,525
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $311,614)		226,525
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%
First American Government Obligations Fund - Class X, 3.67%(f)	1,151,569	1,151,569
TOTAL MONEY MARKET FUNDS (Cost $1,151,569)		1,151,569
TOTAL INVESTMENTS - 100.0% (Cost $62,261,957)		$68,307,474
Liabilities in Excess of Other Assets - (0.0)%(g)		(14,325)
TOTAL NET ASSETS - 100.0%		$68,293,149

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	100 shares per contract.
(d)	Exchange-traded.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(g)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

HW OPPORTUNITIES MP FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$68,307,474
Dividends receivable	46,737
Dividend tax reclaims receivable	42,866
Receivable from Advisor	12,276
Prepaid expenses and other assets	14,461
Total assets	68,423,814
LIABILITIES:
Payable for investments purchased	95,232
Payable for fund administration and accounting fees	15,442
Payable for audit fees	10,817
Payable for expenses and other liabilities	9,174
Total liabilities	130,665
Commitments and contingencies (Note 5)
Net assets	$ 68,293,149
Net Assets Consists of:
Capital stock ($0.001 per share)	$4,498
Additional paid-in capital	62,007,134
Total accumulated distributable earnings	6,281,517
Total net assets	$ 68,293,149
Net assets	$68,293,149
Shares issued and outstanding(a)	4,498,026
Net asset value per share	$15.18
Cost:
Investments, at cost	$62,261,957

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

HW OPPORTUNITIES MP FUND
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$561,929
Less: issuance fees	(2,397)
Less: dividend withholding taxes	(28,912)
Interest income	17,769
Total investment income	548,389
EXPENSES:
Fund administration and accounting fees	33,147
Federal and state registration fees	13,640
Audit fees	10,841
Trustees’ fees	4,074
Legal fees	3,357
Custodian fees	2,868
Transfer agent fees	1,600
Reports to shareholders	1,109
Compliance fees	964
Overdraft fees	29
Other expenses and fees	5,691
Total expenses	77,320
Expense reimbursement by Advisor	(77,291)
Net expenses	29
Net investment income	548,360
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,656,975
Foreign currency translation	620
Net realized gain (loss)	1,657,595
Net change in unrealized appreciation (depreciation) on:
Investments	2,571,319
Foreign currency translation	(2,613)
Net change in unrealized appreciation (depreciation)	2,568,706
Net realized and unrealized gain (loss)	4,226,301
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 4,774,661

The accompanying notes are an integral part of these financial statements.

4

HW OPPORTUNITIES MP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$548,360	$1,543,840
Net realized gain (loss)	1,657,595	1,377,058
Net change in unrealized appreciation (depreciation)	2,568,706	(44,206)
Net increase (decrease) in net assets from operations	4,774,661	2,876,692
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,469,374)	(5,927,035)
Total distributions to shareholders	(2,469,374)	(5,927,035)
CAPITAL TRANSACTIONS:
Shares sold	6,340,096	25,504,951
Shares redeemed	(9,717,535)	(17,436,330)
Net increase (decrease) in net assets from capital transactions	(3,377,439)	8,068,621
Net Increase (Decrease) In Net Assets	(1,072,152)	5,018,278
NET ASSETS:
Beginning of the period	69,365,301	64,347,023
End of the period	$ 68,293,149	$69,365,301
SHARES TRANSACTIONS
Shares sold	419,661	1,750,707
Shares redeemed	(622,630)	(1,220,569)
Total increase (decrease) in shares outstanding	(202,969)	530,138

The accompanying notes are an integral part of these financial statements.

5

HW OPPORTUNITIES MP FUND
FINANCIAL HIGHLIGHTS

For the period ended	Net asset value, beginning of period	Investment operations:			Less distributions from:			Net asset value, end of period	Total return(c)	Supplemental data and ratios:
		Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions			Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)(e)	Ratio of expenses to average net assets after expense reimbursement(d)(e)	Ratio of overdraft fees to average net assets(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)
12/31/2025(f)	$14.76	0.12	0.85	0.97	(0.37)	(0.18)	(0.55)	$15.18	6.60%	$68,293	0.22%	0.00%(g)	0.00%(g)	1.56%	37%
6/30/2025	$15.43	0.35	0.32	0.67	(0.27)	(1.07)	(1.34)	$14.76	4.26%	$69,365	0.27%	0.00%(g)	0.00%(g)	2.34%	107%
6/30/2024	$13.75	0.31	2.38	2.69	(0.28)	(0.73)	(1.01)	$15.43	20.57%	$64,347	0.36%	0.00%	0.00%	2.11%	93%
6/30/2023	$10.95	0.28	2.75	3.03	(0.13)	(0.10)	(0.23)	$13.75	27.92%	$46,061	0.74%	0.00%	0.00%	2.21%	140%
6/30/2022	$12.90	0.20	(1.96)	(1.76)	(0.09)	(0.10)	(0.19)	$10.95	-13.88%	$29,443	1.36%	0.00%	0.00%	1.59%	96%
6/30/2021(h)	$10.00	0.12	2.78	2.90	–	–	–	$12.90	29.00%	$631	45.41%	0.00%	0.00%	2.02%	57%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)
The Fund’s investment advisor contractually agreed to reimburse 100% of the Fund’s operating expenses (See Note 2). Without such reimbursement, the Fund’s performance would have been lower. Returns and portfolio turnover rates for periods less than one year are not annualized.

(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Unaudited.
(g)	Amount represents less than 0.005%.
(h)	Inception date of the Fund was December 30, 2020.
The accompanying notes are an integral part of these financial statements.

6

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1. ORGANIZATION
Hotchkis & Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series, including the HW Opportunities MP Fund (the “Fund”). The Fund is a non-diversified series of the Trust. Immediately prior to the Fund’s commencement of operations, the assets and liabilities of the HW Opportunities MP Fund, a series of Series Portfolios Trust (the “Predecessor Fund”), were acquired by the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization between the Trust, on behalf of the Fund, and Series Portfolios Trust, on behalf of the Predecessor Fund (the “Reorganization”). The Reorganization occurred after the close of business on December 15, 2023. As of December 15, 2023, the Predecessor Fund’s net assets were $50,954,652, shares outstanding were 3,570,165.790 and NAV was $14.27. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. All Reorganization costs were borne by Hotchkis & Wiley Capital Management, LLC (the “Advisor”). The Predecessor Fund commenced operations on December 30, 2020. Eleven other series of the Trust are included in separate reports.
Shareholders should be aware that the Fund pays no management fees or operating expenses under its investment advisory and expense reimbursement agreements with the Advisor. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Advisor, the Advisor typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the advisor in its capacity as manager to the participant’s managed account.
Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

7

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of December 31, 2025:

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$45,050,467	$18,428,348	$—	$63,478,815
Exchange Traded Funds	1,908,360	—	—	1,908,360
Purchased Options	1,175,150	104,975	—	1,280,125
Preferred Stocks	262,080	—	—	262,080
Real Estate Investment Trusts – Common	226,525	—	—	226,525
Money Market Funds	1,151,569	—	—	1,151,569
Total Investments	$49,774,151	$18,533,323	$—	$68,307,474

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Expense Allocation. Expenses incurred by or attributable to the Fund are allocated entirely to the Fund. Expenses incurred by the Trust which do not relate to a specific series of the Trust are allocated among the series of the Trust per capita. Alternatively, such expenses may be allocated based upon the series’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually for the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily

8

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statement of Assets and Liabilities.
Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities and security indexes. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When the Fund purchases a put or call option, an amount equal to the premium paid is included on the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option.
Futures Contracts. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign

9

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Fund did not enter into any futures contracts during the six months ended December 31, 2025.
Derivative Instruments. The Fund has adopted authoritative standards regarding disclosures about derivatives and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.
The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of December 31, 2025:
Asset Derivatives

Location on Statement of Assets and Liabilities
Equity Contracts:
Purchased Put Options	Investments, at value	$1,280,125

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2025:
Realized Gain (Loss) on Derivatives

Equity Contracts:
Purchased Put Options	$(479,061)*

*	Included with net realized gain (loss) from investments.
Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts:
Purchased Put Options	$(415,048)*

*	Included with net change in unrealized appreciation (depreciation) on investments.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the six months ended December 31, 2025:
Average Quarterly Balance of Outstanding Derivatives

Equity Contracts:
Average Number of Contracts – Purchased Put Options	937
Average Notional Amount – Purchased Put Options	$12,603,357

Offsetting Assets and Liabilities. The Fund is subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Fund does not offset financial assets and liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. The Fund was not subject to offsetting arrangements as of December 31, 2025.

10

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Advisory Agreement with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Fund’s investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor does not charge a management fee for advisory services to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Advisor and its affiliates are compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. The Advisor has contractually agreed to reimburse 100% of the Fund’s operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation).
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Fund does not have a Rule 12b-1 plan and therefore Quasar’s fees are paid by the Advisor.
The Fund is permitted to purchase securities from or sell securities to another fund in the Trust or affiliated person under procedures adopted by the Board. During the six months ended December 31, 2025, the Fund did not have any of these purchases and sales.
Effective September 30, 2025, U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement.
Prior to September 30, 2025, the custodian was Brown Brothers Harriman & Co.
NOTE 3. INVESTMENTS
Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2025 were $25,053,787 and $28,511,766, respectively. The Fund did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2025.
NOTE 4. FEDERAL INCOME TAXES
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

11

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
The following information is presented on an income tax basis as of June 30, 2025:

Tax cost of investments	$65,137,276
Gross unrealized appreciation	7,661,966
Gross unrealized depreciation	(4,227,255)
Net unrealized appreciation (depreciation)	3,434,711
Distributable ordinary income (as of 6/30/25)	1,101,552
Distributable long-term gains (as of 6/30/25)	—
Total distributable earnings	1,101,552
Other accumulated gain (loss)	(560,033)
Total accumulated gain (loss)	$3,976,230

The tax components of distributions paid during the fiscal years ended June 30, 2025 and 2024 are as follows:

June 30, 2025		June 30, 2024
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$4,160,026	$1,767,009	$989,929	$2,603,016

As of June 30, 2025, the Fund had post-October losses of $559,880 and did not have any capital loss carryovers or tax basis late year losses, which are not recognized for tax purposes until the first day of the following fiscal year. As of and during the year ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2025, the Fund did not incur any interest or penalties. The tax years ended June 30, 2022 through June 30, 2025 remain open and subject to examination by tax jurisdictions.
NOTE 5. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
NOTE 6. RISK FACTORS
Investing in the Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and investments in securities of foreign issuers may be

12

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited) (Continued)
subject to foreign withholding and other taxes. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country.
The Fund may invest a significant portion of its assets in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Fund is subject to active management risk because the Fund is an actively managed investment portfolio. Consequently, the Fund is subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Fund.
The prices of, and the income generated by, securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 7. SEGMENT REPORTING
The Fund represents a single operating segment as the operating results of the Fund is monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment objective that is executed by the Fund’s portfolio management team. A senior executive team comprised of the Fund’s Principal Executive Officer and Principal Financial Officer, serves as the Fund’s chief operating decision maker (“CODM”), who act in accordance with Board reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statement of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statement of Operations.
NOTE 8. SUBSEQUENT EVENTS
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 9. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended June 30, 2025.
For the year ended June 30, 2025, the percentage of ordinary distributions paid that qualify for the dividend received deduction available to corporate shareholders was 21.67%.
For the year ended June 30, 2025, the percentage of ordinary distributions paid that are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was 44.42%. Shareholders should consult their tax advisors.
For the year ended June 30, 2025, the percentage of ordinary income distributions paid that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 71.45%.

13

HW OPPORTUNITIES MP FUND
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Compliance fees” and “Trustees’ fees” in the semi-annual financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees” and “Trustees’ fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

For the Hotchkis & Wiley SMID Cap Diversified Value Fund, all fund expenses, including Trustee compensation, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable because the code of ethics is available without charge, upon request, by calling toll-free at 1-800-796-5606.

(2) Not applicable.

(3) Certifications for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis and Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	2/17/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	2/17/2026

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Principal Financial Officer

Date	2/17/2026